United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-5950

(Investment Company Act File Number)

Money Market Obligations Trust

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/14

Date of Reporting Period: 10/31/14

Item 1. Reports to Stockholders

Annual Shareholder Report
October 31, 2014
Share Class	Ticker
Service	CACXX
Institutional	CAIXX
Cash II	CALXX
Capital	CCCXX
Cash Series	CCSXX

Federated California Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At October 31, 2014, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	78.6%
Municipal Notes	17.0%
Other Assets and Liabilities—Net[2]	4.4%
TOTAL	100.0%
At October 31, 2014, the Fund's effective maturity schedule3 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	76.7%
8-30 Days	0.0%
31-90 Days	3.4%
91-180 Days	0.8%
181 Days or more	14.7%
Other Assets and Liabilities—Net[2]	4.4%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Annual Shareholder Report

Portfolio of Investments
October 31, 2014
Principal Amount			Value
		SHORT-TERM MUNICIPALS—95.6%[1,2]
		California—95.6%
$2,890,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2007) Daily VRDNs (899 Charleston LLC)/(Bank of America N.A. LOC), 0.060%, 11/3/2014	$2,890,000
2,715,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2010) Weekly VRDNs (Ecology Action of Santa Cruz)/(Comerica Bank LOC), 0.060%, 11/6/2014	2,715,000
2,380,000		Alameda County, CA IDA Recovery Zone Facility, (Series 2010) Weekly VRDNs (Dale Hardware, Inc.)/(Comerica Bank LOC), 0.060%, 11/6/2014	2,380,000
10,415,000	[3,4]	Bay Area Toll Authority, CA, PUTTERs (Series 1962) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.080%, 11/6/2014	10,415,000
22,195,000		California Education Notes Program, (Series A), 1.50% TRANs, 6/30/2015	22,396,796
7,005,000		California Enterprise Development Authority, (Series 2007) Weekly VRDNs (Alvarado Street Bakery)/(U.S. Bank, N.A. LOC), 0.060%, 11/6/2014	7,005,000
6,680,000		California Enterprise Development Authority, (Series 2008) Weekly VRDNs (Humane Society Silicon Valley)/(FHLB of San Francisco LOC), 0.050%, 11/6/2014	6,680,000
7,350,000		California Enterprise Development Authority, (Series 2008A) Weekly VRDNs (Ramar International Corporation)/(Bank of the West, San Francisco, CA LOC), 0.080%, 11/6/2014	7,350,000
8,275,000		California Enterprise Development Authority, (Series 2010) (Frank-Lin Distillers Products, Ltd. project) Weekly VRDNs (The LBM Partnership, LP)/(Wells Fargo Bank, N.A. LOC), 0.060%, 11/6/2014	8,275,000
12,200,000		California Enterprise Development Authority, (Series 2010: Recovery Zone Facility) Weekly VRDNs (Regional Properties, Inc.)/(FHLB of San Francisco LOC), 0.050%, 11/6/2014	12,200,000
2,660,000		California Infrastructure & Economic Development Bank, (Series 2004) Weekly VRDNs (Humane Society of Sonoma County)/(Comerica Bank LOC), 0.080%, 11/6/2014	2,660,000
4,000,000		California Infrastructure & Economic Development Bank, (Series 2007A) Weekly VRDNs (Tobinworld)/(Comerica Bank LOC), 0.080%, 11/6/2014	4,000,000
11,370,000		California Infrastructure & Economic Development Bank, (Series 2008) Monthly VRDNs (St. Margaret of Scotland Episcopal School)/(FHLB of San Francisco LOC), 0.160%, 11/1/2014	11,370,000
14,750,000		California Infrastructure & Economic Development Bank, (Series 2008) Weekly VRDNs (Santa Barbara Center for the Performing Arts)/(Bank of America N.A. LOC), 0.060%, 11/6/2014	14,750,000
Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		California—continued
$3,010,000		California Infrastructure & Economic Development Bank, (Series 2008A) Weekly VRDNs (Hillview Mental Health Center, Inc.)/(Comerica Bank LOC), 0.080%, 11/6/2014	$3,010,000
2,940,000		California Infrastructure & Economic Development Bank, (Series 2014) Weekly VRDNs (Catalina Island Museum)/(Bank of the West, San Francisco, CA LOC), 0.089%, 11/6/2014	2,940,000
16,295,000		California Municipal Finance Authority, (Series 2010 A) Weekly VRDNs (Westmont College)/(Comerica Bank LOC), 0.060%, 11/6/2014	16,295,000
2,000,000		California Municipal Finance Authority, (Series 2012A) Weekly VRDNs (High Desert Partnership in Academic Excellence Foundation, Inc.)/(MUFG Union Bank, N.A. LOC), 0.080%, 11/6/2014	2,000,000
8,100,000		California PCFA, (Series 2009A) Weekly VRDNs (Garden City Sanitation, Inc.)/(MUFG Union Bank, N.A. LOC), 0.050%, 11/5/2014	8,100,000
2,390,000		California PCFA, (Series 2009A) Weekly VRDNs (MarBorg Industries)/(MUFG Union Bank, N.A. LOC), 0.050%, 11/5/2014	2,390,000
3,050,000		California PCFA, (Series 2009B) Weekly VRDNs (Garden City Sanitation, Inc.)/(MUFG Union Bank, N.A. LOC), 0.050%, 11/5/2014	3,050,000
5,850,000		California PCFA, (Series 2010A) Weekly VRDNs (Crown Disposal Company, Inc.)/(MUFG Union Bank, N.A. LOC), 0.050%, 11/5/2014	5,850,000
2,285,000		California PCFA, (Series 2010A) Weekly VRDNs (Mission Trail Waste Systems, Inc.)/(Comerica Bank LOC), 0.060%, 11/5/2014	2,285,000
14,000,000		California School Cash Reserve Program Authority, 2014-2015 Bonds (Series A), 2.00% TRANs, 6/1/2015	14,153,302
2,095,000		California School Cash Reserve Program Authority, 2014-2015 Bonds (Series B), 2.00% TRANs (Ojai, CA USD), 6/1/2015	2,117,821
2,550,000		California School Cash Reserve Program Authority, 2014-2015 Bonds (Series F), 2.00% TRANs, 6/30/2015	2,581,440
11,910,000	[3,4]	California State Department of Water Resources, Floater Certificates (Series 2008-2991) Weekly VRDNs (Morgan Stanley Bank, N.A. LIQ), 0.060%, 11/6/2014	11,910,000
1,300,000		California State Public Works Board, (2014 Series D), 3.00% Bonds, 9/1/2015	1,330,410
4,000,000		California State Public Works Board, (2014 Series F), 3.00% Bonds, 9/1/2015	4,093,569
24,293,000	[3,4]	California State Public Works Board, Austin Trust (Series 2008-1065) Weekly VRDNs (California State Public Works Board (University of California))/(Bank of America N.A. LIQ), 0.070%, 11/6/2014	24,293,000
9,995,000		California State Public Works Board, SPEARs (DBE-1297) Weekly VRDNs (California State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.130%, 11/6/2014	9,995,000
6,000,000		California State, 2.00% Bonds, 10/1/2015	6,100,870
5,600,000		California Statewide Communities Development Authority MFH, (2010 Series B: Mountain View Apartments) Weekly VRDNs (Beaumont CA Leased Housing Associates I, LP)/(FHLMC LOC), 0.050%, 11/6/2014	5,600,000
Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		California—continued
$1,060,000		California Statewide Communities Development Authority, (Series 2000A) Weekly VRDNs (Nonprofits' Insurance Alliance of California)/(Comerica Bank LOC), 0.060%, 11/6/2014	$1,060,000
12,000,000		California Statewide Communities Development Authority, (Series 2005A: Sweetwater Union High School District) Weekly VRDNs (Plan Nine Partners LLC)/(MUFG Union Bank, N.A. LOC), 0.070%, 11/6/2014	12,000,000
2,640,000		California Statewide Communities Development Authority, (Series 2010: Recovery Zone Facility) Weekly VRDNs (Cruzio Holding Company, LLC)/(Comerica Bank LOC), 0.060%, 11/6/2014	2,640,000
75,000		California Statewide Communities Development Authority, Gas Supply Variable Rate Revenue Bonds (Series 2010) Weekly VRDNs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), 0.050%, 11/6/2014	75,000
12,990,000	[3,4]	Chabot-Las Positas, CA CCD, SPEARs (DBE-1249) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.120%, 11/6/2014	12,990,000
23,135,000	[3,4]	Clipper Tax-Exempt Certificates Trust (California Non-AMT)/(Series 2009-46) Weekly VRDNs (GTD by State Street Bank and Trust Co.)/(State Street Bank and Trust Co. LIQ)/(United States Treasury PRF), 0.080%, 11/6/2014	23,135,000
11,440,000	[3,4]	Clipper Tax-Exempt Certificates Trust (California Non-AMT)/(Series 2009-61) Weekly VRDNs (California State)/(State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.050%, 11/6/2014	11,440,000
10,000,000	[3,4]	East Side Union High School District, CA, Stage Trust (Series 2011-120C), 0.15% TOBs (GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 7/9/2015	10,000,000
4,760,000		Elsinore Valley, CA Water and Sewer Facilities Corp., (Series 2011A) Weekly VRDNs (Elsinore Valley, CA Municipal Water District)/(MUFG Union Bank, N.A. LOC), 0.050%, 11/5/2014	4,760,000
3,390,000		Hollister, CA Redevelopment Agency, (Series 2004) Weekly VRDNs (San Benito County Community Services Development Corp.)/(MUFG Union Bank, N.A. LOC), 0.080%, 11/6/2014	3,390,000
13,915,000	[3,4]	Huntington Beach, CA Union High School District, SPEARs (Series DBE-383) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.140%, 11/6/2014	13,915,000
3,000,000		Los Angeles County, CA Schools Financing Program, (Series A-1), 1.50% TRANs, 6/1/2015	3,023,710
1,000,000		Los Angeles County, CA Schools Financing Program, (Series A-2), 1.50% TRANs (Eastside, CA Union School District), 6/30/2015	1,008,724
5,000,000		Los Angeles County, CA Schools Financing Program, 2013-14 Pooled TRAN Participation Certificates (Series B-2), 2.00% TRANs, 1/30/2015	5,022,136
8,400,000		Los Angeles County, CA Schools Financing Program, 2013-14 Pooled TRAN Participation Certificates (Series B-3), 2.00% TRANs, 12/31/2014	8,425,670
Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		California—continued
$26,340,000	[3,4]	Los Angeles, CA USD, Austin Floater Certificates (Series 2008-1049) Weekly VRDNs (Bank of America N.A. LIQ), 0.070%, 11/6/2014	$26,340,000
17,800,000	[3,4]	Nuveen California AMT-Free Municipal Income Fund, (Series 2), Weekly VRDPs, (Deutsche Bank Trust Co., LIQ), 0.130%, 11/6/2014	17,800,000
16,000,000	[3,4]	Nuveen California AMT-Free Municipal Income Fund, (Series 4), Weekly VRDPs, (Citibank N.A. LIQ), 0.110%, 11/6/2014	16,000,000
6,605,000		Oroville, CA Hospital Revenue, (Series 2012A) Weekly VRDNs (Oroville Hospital)/(Comerica Bank LOC), 0.080%, 11/6/2014	6,605,000
3,370,000		Palo Alto, CA USD Bonds, 0.160%, 8/1/2015	3,365,962
17,925,000		Riverside County, CA Transportation Commission, (2009 Series C) Weekly VRDNs (Bank of Tokyo-Mitsubishi UFJ Ltd. LIQ), 0.040%, 11/6/2014	17,925,000
1,450,000		San Diego County, CA, (Series 2004) Weekly VRDNs (Museum of Contemporary Art San Diego)/(Northern Trust Co., Chicago, IL LOC), 0.050%, 11/6/2014	1,450,000
9,945,000	[3,4]	San Francisco, CA City & County Airport Commission, Stage Trust (Series 2010-03C), 0.15% TOBs (GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 7/9/2015	9,945,000
15,240,000	[3,4]	San Mateo County, CA CCD, SPEARs (Series DBE-430) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.130%, 11/6/2014	15,240,000
21,850,000		Santa Clara Valley, CA Transportation Authority, (2008 Series B) Weekly VRDNs (2000 Measure A Sales Tax)/(Sumitomo Mitsui Banking Corp. LIQ), 0.050%, 11/6/2014	21,850,000
16,775,000		Santa Clara Valley, CA Transportation Authority, (2008 Series D) Weekly VRDNs (2000 Measure A Sales Tax)/(Sumitomo Mitsui Banking Corp. LIQ), 0.040%, 11/6/2014	16,775,000
6,800,000		Sierra, CA Joint CCD, 1.00% TRANs, 6/30/2015	6,838,989
27,850,000		University of California (The Regents of), (2013 Series AL-3) Weekly VRDNs, 0.040%, 11/6/2014	27,850,000
18,000,000		Upland, CA Community Redevelopment Agency, (Series 2007) Weekly VRDNs (Sunset Ridge Apartments and Village Apartments)/(FHLB of San Francisco LOC), 0.070%, 11/5/2014	18,000,000
2,185,000		West Covina, CA Public Financing Authority, (Series 2013A) Weekly VRDNs (West Covina, CA)/(Bank of the West, San Francisco, CA LOC), 0.080%, 11/6/2014	2,185,000
		TOTAL MUNICIPAL INVESTMENTS—95.6% (AT AMORTIZED COST)[5]	564,237,399
		OTHER ASSETS AND LIABILITIES - NET—4.4%[6]	26,255,112
		TOTAL NET ASSETS—100%	$590,492,511
At October 31, 2014, the Fund held no securities that are subject to the federal alternative minimum tax (AMT) (unaudited).
Annual Shareholder Report

1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At October 31, 2014, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value (unaudited)

First Tier	Second Tier
100.0%	0.0%
2	Current rate and next reset date shown for Variable Rate Demand Instruments.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2014, these restricted securities amounted to $203,423,000, which represented 34.4% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2014, these liquid restricted securities amounted to $203,423,000, which represented 34.4% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2014.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2014, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
Annual Shareholder Report

The following acronyms are used throughout this portfolio:
AMT	—Alternative Minimum Tax
CCD	—Community College District
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
GTD	—Guaranteed
IDA	—Industrial Development Authority
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MFH	—Multi-Family Housing
PCFA	—Pollution Control Finance Authority
PRF	—Prerefunded
PUTTERs	—Puttable Tax-Exempt Receipts
SPEARs	—Short Puttable Exempt Adjustable Receipts
TOBs	—Tender Option Bonds
TRANs	—Tax and Revenue Anticipation Notes
USD	—Unified School District
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.03%	0.02%	0.02%	0.02%	0.05%
Ratios to Average Net Assets:
Net expenses	0.09%	0.17%	0.22%	0.34%	0.34%
Net investment income	0.01%	0.02%	0.02%	0.02%	0.01%
Expense waiver/reimbursement[3]	0.76%	0.68%	0.62%	0.49%	0.49%
Supplemental Data:
Net assets, end of period (000 omitted)	$64,173	$85,964	$126,610	$327,033	$363,683
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.001	0.001
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.001	0.001
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.001)	(0.001)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.001)	(0.001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.03%	0.02%	0.03%	0.11%	0.12%
Ratios to Average Net Assets:
Net expenses	0.09%	0.16%	0.22%	0.27%	0.27%
Net investment income	0.01%	0.02%	0.02%	0.11%	0.08%
Expense waiver/reimbursement[3]	0.53%	0.43%	0.38%	0.32%	0.31%
Supplemental Data:
Net assets, end of period (000 omitted)	$119,823	$156,765	$154,988	$233,240	$373,173
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Cash II Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.03%	0.02%	0.02%	0.02%	0.05%
Ratios to Average Net Assets:
Net expenses	0.09%	0.16%	0.22%	0.35%	0.34%
Net investment income	0.01%	0.02%	0.02%	0.02%	0.01%
Expense waiver/reimbursement[3]	0.98%	0.88%	0.83%	0.69%	0.69%
Supplemental Data:
Net assets, end of period (000 omitted)	$160,390	$174,069	$166,933	$166,756	$184,881
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.03%	0.02%	0.02%	0.03%	0.06%
Ratios to Average Net Assets:
Net expenses	0.09%	0.16%	0.23%	0.34%	0.33%
Net investment income	0.01%	0.02%	0.02%	0.03%	0.02%
Expense waiver/reimbursement[3]	0.63%	0.53%	0.48%	0.35%	0.37%
Supplemental Data:
Net assets, end of period (000 omitted)	$156,390	$151,087	$208,071	$173,072	$201,180
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Cash Series Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.03%	0.02%	0.02%	0.02%	0.05%
Ratios to Average Net Assets:
Net expenses	0.09%	0.16%	0.22%	0.34%	0.34%
Net investment income	0.01%	0.02%	0.02%	0.02%	0.01%
Expense waiver/reimbursement[3]	1.38%	1.28%	1.23%	1.10%	1.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$89,717	$85,719	$96,277	$166,994	$92,962
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and Liabilities
October 31, 2014
Assets:
Total investment in securities, at amortized cost and fair value		$564,237,399
Cash		75,953
Income receivable		452,971
Receivable for investments sold		25,797,778
Receivable for shares sold		156,995
TOTAL ASSETS		590,721,096
Liabilities:
Payable for shares redeemed	$154,563
Income distribution payable	985
Payable to adviser (Note 5)	1,580
Payable for Directors'/Trustees' fees (Note 5)	1,154
Payable for portfolio accounting fees	20,987
Payable for other service fees (Note 2)	616
Payable for share registration costs	43,670
Accrued expenses (Note 5)	5,030
TOTAL LIABILITIES		228,585
Net assets for 590,406,920 shares outstanding		$590,492,511
Net Assets Consist of:
Paid-in capital		$590,406,885
Accumulated net realized gain on investments		85,640
Distributions in excess of net investment income		(14)
TOTAL NET ASSETS		$590,492,511
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Service Shares:
$64,173,293 ÷ 64,163,855 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Shares:
$119,822,696 ÷ 119,804,853 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash II Shares:
$160,390,236 ÷ 160,366,936 shares outstanding, no par value, unlimited shares authorized		$1.00
Capital Shares:
$156,389,523 ÷ 156,367,613 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash Series Shares:
$89,716,763 ÷ 89,703,663 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Operations
Year Ended October 31, 2014
Investment Income:
Interest			$602,911
Expenses:
Investment adviser fee (Note 5)		$2,370,146
Administrative fee (Note 5)		463,164
Custodian fees		19,627
Transfer agent fee		464,440
Directors'/Trustees' fees (Note 5)		4,280
Auditing fees		21,250
Legal fees		26,715
Portfolio accounting fees		146,049
Distribution services fee (Note 5)		806,910
Other service fees (Note 2)		942,216
Share registration costs		95,436
Printing and postage		47,063
Miscellaneous (Note 5)		10,137
TOTAL EXPENSES		5,417,433
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 5)	$(2,370,146)
Waivers/reimbursement of other operating expenses (Notes 2 and 5)	(2,504,684)
TOTAL WAIVERS AND REIMBURSEMENT		(4,874,830)
Net expenses			542,603
Net investment income			60,308
Net realized gain on investments			85,643
Change in net assets resulting from operations			$145,951
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets
Year Ended October 31	2014	2013
Increase (Decrease) in Net Assets
Operations:
Net investment income	$60,308	$138,280
Net realized gain on investments	85,643	143,097
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	145,951	281,377
Distributions to Shareholders:
Distributions from net investment income
Service Shares	(7,941)	(22,661)
Institutional Shares	(12,267)	(28,288)
Cash II Shares	(15,918)	(32,630)
Capital Shares	(14,966)	(36,921)
Cash Series Shares	(8,148)	(17,602)
Distributions from net realized gain on investments
Service Shares	(20,560)	(8,087)
Institutional Shares	(31,860)	(9,203)
Cash II Shares	(40,587)	(10,097)
Capital Shares	(33,156)	(13,987)
Cash Series Shares	(16,932)	(5,581)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(202,335)	(185,057)
Share Transactions:
Proceeds from sale of shares	944,632,787	1,670,905,222
Net asset value of shares issued to shareholders in payment of distributions declared	156,946	148,752
Cost of shares redeemed	(1,007,844,172)	(1,770,426,315)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(63,054,439)	(99,372,341)
Change in net assets	(63,110,823)	(99,276,021)
Net Assets:
Beginning of period	653,603,334	752,879,355
End of period (including (distributions in excess of) net investment income of $(14) and $(1,082), respectively)	$590,492,511	$653,603,334
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements
October 31, 2014
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 33 portfolios. The financial statements included herein are only those of Federated California Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Service Shares, Institutional Shares, Cash II Shares, Capital Shares and Cash Series Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax and personal income taxes imposed by the state of California consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions) and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustee. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Annual Shareholder Report

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Service Shares, Institutional Shares, Cash II Shares, Capital Shares and Cash Series Shares may bear distribution services fees, other service fees and transfer agent fees unique to those classes. For the year ended October 31, 2014, unaffiliated third parties waived $408,640 of transfer agent fees.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Service Shares, Institutional Shares, Cash II Shares, Capital Shares and Cash Series Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the year ended October 31, 2014, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Waived by Unaffiliated Third Parties
Service Shares	$190,778	$(190,778)
Cash II Shares	398,348	(398,348)
Capital Shares	149,660	(149,660)
Cash Series Shares	203,430	(203,430)
TOTAL	$942,216	$(942,216)
For the year ended October 31, 2014, the Fund's Institutional Shares did not incur other service fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization
All premiums and discounts are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended October 31, 2014, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2014, tax years 2011 through 2014 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
Annual Shareholder Report

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended October 31	2014		2013
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	188,909,130	$188,909,130	406,900,838	$406,900,838
Shares issued to shareholders in payment of distributions declared	12,923	12,923	17,693	17,693
Shares redeemed	(210,703,338)	(210,703,338)	(447,576,314)	(447,576,314)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(21,781,285)	$(21,781,285)	(40,657,783)	$(40,657,783)
Annual Shareholder Report

Year Ended October 31	2014		2013
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	338,208,922	$338,208,922	482,016,264	$482,016,264
Shares issued to shareholders in payment of distributions declared	15,002	15,002	16,162	16,162
Shares redeemed	(375,150,253)	(375,150,253)	(480,278,963)	(480,278,963)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(36,926,329)	$(36,926,329)	1,753,463	$1,753,463

Year Ended October 31	2014		2013
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	162,816,339	$162,816,339	225,613,928	$225,613,928
Shares issued to shareholders in payment of distributions declared	56,463	56,463	42,590	42,590
Shares redeemed	(176,536,709)	(176,536,709)	(218,548,975)	(218,548,975)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	(13,663,907)	$(13,663,907)	7,107,543	$7,107,543

Year Ended October 31	2014		2013
Capital Shares	Shares	Amount	Shares	Amount
Shares sold	128,537,617	$128,537,617	402,605,404	$402,605,404
Shares issued to shareholders in payment of distributions declared	47,734	47,734	49,624	49,624
Shares redeemed	(123,271,918)	(123,271,918)	(459,659,195)	(459,659,195)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	5,313,433	$5,313,433	(57,004,167)	$(57,004,167)

Year Ended October 31	2014		2013
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	126,160,779	$126,160,779	153,768,788	$153,768,788
Shares issued to shareholders in payment of distributions declared	24,824	24,824	22,683	22,683
Shares redeemed	(122,181,954)	(122,181,954)	(164,362,868)	(164,362,868)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	4,003,649	$4,003,649	(10,571,397)	$(10,571,397)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(63,054,439)	$(63,054,439)	(99,372,341)	$(99,372,341)
Annual Shareholder Report

4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2014 and 2013, was as follows:
	2014	2013
Tax-exempt income	$59,240	$138,102
Ordinary income[1]	$141,198	$46,955
Long-term capital gains	$1,897	$—
1	For tax purposes, short-term capital gain distributions are considered as ordinary income distributions.

As of October 31, 2014, the components of distributable earnings on a tax basis were as follows:
Distributions in excess of tax-exempt income	$(14)
Undistributed ordinary income[2]	$40,685
Undistributed long-term capital gains	$44,955
2	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the year ended October 31, 2014, the Adviser voluntarily waived its entire fee of $2,370,146 and voluntarily reimbursed $346,918 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2014, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Annual Shareholder Report

Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Cash II Shares and Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Cash II Shares	0.20%
Cash Series Shares	0.60%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2014, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Cash II Shares	$318,679	$(318,679)
Cash Series Shares	488,231	(488,231)
TOTAL	$806,910	$(806,910)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Service Shares, Institutional Shares, Cash II Shares, Capital Shares and Cash Series Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.52%, 0.27%, 0.67%, 0.37% and 1.02% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) March 1, 2015; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Annual Shareholder Report

Interfund Transactions
During the year ended October 31, 2014, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $566,465,000 and $542,445,000, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. CONCENTRATION OF RISK
Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 2014, 51.9% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency, was 8.6% of total investments.
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of October 31, 2014, there were no outstanding loans. During the year ended October 31, 2014, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2014, there were no outstanding loans. During the year ended October 31, 2014, the program was not utilized.
Annual Shareholder Report

9. REGULATORY MATTERS
On July 23, 2014, the SEC voted to amend the rules under the Act which currently govern the operations of the Fund. A significant change resulting from these amendments will be a requirement that institutional prime funds (i.e. not retail as defined in the amendments), transact fund shares based on a market-based Net Asset Value (NAV). Other types of money market funds may continue to transact fund shares at an NAV calculated using the amortized cost valuation method. Among additional disclosure and other requirements, the amendments also will permit a money market fund, or, in certain circumstances, require a money market fund (other than a government money market fund which satisfies the requirements of the amended rules) to impose liquidity fees on redemptions, and permit a money market fund to limit (or gate) redemptions for up to 10 business days in any 90-day period. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016, two years after the effective date for the rule amendments. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Fund's operations, financial statements and accompanying notes.
10. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended October 31, 2014, the amount of long-term capital gains designated by the Fund was $1,897.
For the year ended October 31, 2014, 100% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF Trustees OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF federated CALIFORNIA MUNICIPAL CASH TRUST:
We have audited the accompanying statement of assets and liabilities of Federated California Municipal Cash Trust (the “Fund”) (one of the portfolios constituting Money Market Obligations Trust), including the portfolio of investments, as of October 31, 2014 and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2014, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated California Municipal Cash Trust, a portfolio of Money Market Obligations Trust, at October 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
December 23, 2014
Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2014 to October 31, 2014.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 5/1/2014	Ending Account Value 10/31/2014	Expenses Paid During Period[1]
Actual:
Service Shares	$1,000	$1,000.10	$0.40[2]
Institutional Shares	$1,000	$1,000.10	$0.40[3]
Cash II Shares	$1,000	$1,000.10	$0.40[4]
Capital Shares	$1,000	$1,000.10	$0.40[5]
Cash Series Shares	$1,000	$1,000.10	$0.40[6]
Hypothetical (assuming a 5% return before expenses):
Service Shares	$1,000	$1,024.80	$0.41[2]
Institutional Shares	$1,000	$1,024.80	$0.41[3]
Cash II Shares	$1,000	$1,024.80	$0.41[4]
Capital Shares	$1,000	$1,024.80	$0.41[5]
Cash Series Shares	$1,000	$1,024.80	$0.41[6]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Service Shares	0.08%
Institutional Shares	0.08%
Cash II Shares	0.08%
Capital Shares	0.08%
Cash Series Shares	0.08%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Service Shares current Fee Limit of 0.52% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.62 and $2.65, respectively.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Institutional Shares current Fee Limit of 0.27% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.36 and $1.38, respectively.
4	Actual and Hypothetical expenses paid during the period utilizing the Fund's Cash II Shares current Fee Limit of 0.67% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $3.38 and $3.41, respectively.
Annual Shareholder Report

5	Actual and Hypothetical expenses paid during the period utilizing the Fund's Capital Shares current Fee Limit of 0.37% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.87 and $1.89, respectively.
6	Actual and Hypothetical expenses paid during the period utilizing the Fund's Cash Series Shares current Fee Limit of 1.02% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $5.14 and $5.19, respectively.
Annual Shareholder Report

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2013, the Trust comprised 35 portfolio(s), and the Federated Fund Family consisted of 42 investment companies (comprising 135 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
Annual Shareholder Report

INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and CEO, The Collins Group, Inc. (a private equity firm).
Other Directorships Held: Chairman Emeriti, Bentley University; Director, Sterling Suffolk Downs, Inc.; Former Director, National Association of Printers and Lithographers.
Previous Positions: Director and Audit Committee Member, Bank of America Corp.
Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Associate General Secretary and Director, Office for Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law; Superior Court of Pennsylvania (service began 1998 and ended July 2009).
Other Directorships Held: Director, Consol Energy (service started June 2013); Director, Auberle (service ended December 2013); Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director, Ireland Institute of Pittsburgh (service ended December 2013); Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society (service ended December 2013); Director, Our Campaign for the Church Alive!, Inc.; Director, Pennsylvania Bar Institute (2013-present); Director, Cardinal Wuerl North Catholic High School (2013-present).
Previous Position: Professor of Law, Duquesne University School of Law, Pittsburgh (1983-1998).
Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: August 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
P. Jerome Richey Birth Date: February 23, 1949 Trustee Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; General Counsel, University of Pittsburgh.
Other Directorships Held: Board Chairman, Epilepsy Foundation of Western Pennsylvania; Board Member, World Affairs Council of Pittsburgh.
Previous Positions: Chief Legal Officer and Executive Vice President, CONSOL Energy Inc.; Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
Qualifications: Business management, legal and director experience.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 Vice President Officer since: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Previous Positions: Served in Senior Management positions with a large regional banking organization.
Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Officer since: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of Federated's money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Mary Jo Ochson Birth Date: September 12, 1953 Chief Investment Officer Officer since: May 2004	Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of Federated's tax-exempt, fixed-income products in 2004 and Chief Investment Officer of Federated's Tax-Free Money Markets in 2010. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson has received the Chartered Financial Analyst designation and holds an M.B.A. in Finance from the University of Pittsburgh.
Michael W. Sirianni Jr. Birth Date: April 29, 1965 Vice President Officer since: June 2012 Portfolio Manager since: March 1996	Principal Occupations: Michael W. Sirianni Jr. has been the Fund's Portfolio Manager since March 1996. He is Vice President of the Trust with respect to the Fund. Mr. Sirianni joined Federated in 1988 and has been a Senior Portfolio Manager since September 2007 and Vice President of the Fund's Adviser since January 1999. Mr. Sirianni received his B.A. from Pennsylvania State University and M.B.A. from the University of Pittsburgh.
Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2014
Federated California Municipal Cash Trust (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2014 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to
Annual Shareholder Report

institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
Annual Shareholder Report

the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relative indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted that the investment advisory fee was waived in its entirety and that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; and different portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
Annual Shareholder Report

The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Evaluation.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. In addition, following discussions regarding the Senior Officer's May 2013 recommendations, Federated made meaningful reductions to gross advisory fees for several funds. At the Board meeting in May 2014, the Senior Officer proposed, and the Board approved, reductions in the contractual advisory fees of certain other funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single
Annual Shareholder Report

change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
Annual Shareholder Report

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated California Municipal Cash Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N351
CUSIP 60934N369
CUSIP 60934N179
CUSIP 608919502
CUSIP 608919403
29366 (12/14)
Federated is a registered trademark of Federated Investors, Inc.
2014 ©Federated Investors, Inc.
Annual Shareholder Report
October 31, 2014
Share Class	Ticker
Institutional	CAIXX

Federated California Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At October 31, 2014, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	78.6%
Municipal Notes	17.0%
Other Assets and Liabilities—Net[2]	4.4%
TOTAL	100.0%
At October 31, 2014, the Fund's effective maturity schedule3 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	76.7%
8-30 Days	0.0%
31-90 Days	3.4%
91-180 Days	0.8%
181 Days or more	14.7%
Other Assets and Liabilities—Net[2]	4.4%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Federated California Municipal Cash Trust
Annual Shareholder Report
1

Portfolio of Investments
October 31, 2014
Principal Amount			Value
		SHORT-TERM MUNICIPALS—95.6%[1,2]
		California—95.6%
$2,890,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2007) Daily VRDNs (899 Charleston LLC)/(Bank of America N.A. LOC), 0.060%, 11/3/2014	$2,890,000
2,715,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2010) Weekly VRDNs (Ecology Action of Santa Cruz)/(Comerica Bank LOC), 0.060%, 11/6/2014	2,715,000
2,380,000		Alameda County, CA IDA Recovery Zone Facility, (Series 2010) Weekly VRDNs (Dale Hardware, Inc.)/(Comerica Bank LOC), 0.060%, 11/6/2014	2,380,000
10,415,000	[3,4]	Bay Area Toll Authority, CA, PUTTERs (Series 1962) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.080%, 11/6/2014	10,415,000
22,195,000		California Education Notes Program, (Series A), 1.50% TRANs, 6/30/2015	22,396,796
7,005,000		California Enterprise Development Authority, (Series 2007) Weekly VRDNs (Alvarado Street Bakery)/(U.S. Bank, N.A. LOC), 0.060%, 11/6/2014	7,005,000
6,680,000		California Enterprise Development Authority, (Series 2008) Weekly VRDNs (Humane Society Silicon Valley)/(FHLB of San Francisco LOC), 0.050%, 11/6/2014	6,680,000
7,350,000		California Enterprise Development Authority, (Series 2008A) Weekly VRDNs (Ramar International Corporation)/(Bank of the West, San Francisco, CA LOC), 0.080%, 11/6/2014	7,350,000
8,275,000		California Enterprise Development Authority, (Series 2010) (Frank-Lin Distillers Products, Ltd. project) Weekly VRDNs (The LBM Partnership, LP)/(Wells Fargo Bank, N.A. LOC), 0.060%, 11/6/2014	8,275,000
12,200,000		California Enterprise Development Authority, (Series 2010: Recovery Zone Facility) Weekly VRDNs (Regional Properties, Inc.)/(FHLB of San Francisco LOC), 0.050%, 11/6/2014	12,200,000
2,660,000		California Infrastructure & Economic Development Bank, (Series 2004) Weekly VRDNs (Humane Society of Sonoma County)/(Comerica Bank LOC), 0.080%, 11/6/2014	2,660,000
4,000,000		California Infrastructure & Economic Development Bank, (Series 2007A) Weekly VRDNs (Tobinworld)/(Comerica Bank LOC), 0.080%, 11/6/2014	4,000,000
11,370,000		California Infrastructure & Economic Development Bank, (Series 2008) Monthly VRDNs (St. Margaret of Scotland Episcopal School)/(FHLB of San Francisco LOC), 0.160%, 11/1/2014	11,370,000
14,750,000		California Infrastructure & Economic Development Bank, (Series 2008) Weekly VRDNs (Santa Barbara Center for the Performing Arts)/(Bank of America N.A. LOC), 0.060%, 11/6/2014	14,750,000
Federated California Municipal Cash Trust
Annual Shareholder Report
2

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		California—continued
$3,010,000		California Infrastructure & Economic Development Bank, (Series 2008A) Weekly VRDNs (Hillview Mental Health Center, Inc.)/(Comerica Bank LOC), 0.080%, 11/6/2014	$3,010,000
2,940,000		California Infrastructure & Economic Development Bank, (Series 2014) Weekly VRDNs (Catalina Island Museum)/(Bank of the West, San Francisco, CA LOC), 0.089%, 11/6/2014	2,940,000
16,295,000		California Municipal Finance Authority, (Series 2010 A) Weekly VRDNs (Westmont College)/(Comerica Bank LOC), 0.060%, 11/6/2014	16,295,000
2,000,000		California Municipal Finance Authority, (Series 2012A) Weekly VRDNs (High Desert Partnership in Academic Excellence Foundation, Inc.)/(MUFG Union Bank, N.A. LOC), 0.080%, 11/6/2014	2,000,000
8,100,000		California PCFA, (Series 2009A) Weekly VRDNs (Garden City Sanitation, Inc.)/(MUFG Union Bank, N.A. LOC), 0.050%, 11/5/2014	8,100,000
2,390,000		California PCFA, (Series 2009A) Weekly VRDNs (MarBorg Industries)/(MUFG Union Bank, N.A. LOC), 0.050%, 11/5/2014	2,390,000
3,050,000		California PCFA, (Series 2009B) Weekly VRDNs (Garden City Sanitation, Inc.)/(MUFG Union Bank, N.A. LOC), 0.050%, 11/5/2014	3,050,000
5,850,000		California PCFA, (Series 2010A) Weekly VRDNs (Crown Disposal Company, Inc.)/(MUFG Union Bank, N.A. LOC), 0.050%, 11/5/2014	5,850,000
2,285,000		California PCFA, (Series 2010A) Weekly VRDNs (Mission Trail Waste Systems, Inc.)/(Comerica Bank LOC), 0.060%, 11/5/2014	2,285,000
14,000,000		California School Cash Reserve Program Authority, 2014-2015 Bonds (Series A), 2.00% TRANs, 6/1/2015	14,153,302
2,095,000		California School Cash Reserve Program Authority, 2014-2015 Bonds (Series B), 2.00% TRANs (Ojai, CA USD), 6/1/2015	2,117,821
2,550,000		California School Cash Reserve Program Authority, 2014-2015 Bonds (Series F), 2.00% TRANs, 6/30/2015	2,581,440
11,910,000	[3,4]	California State Department of Water Resources, Floater Certificates (Series 2008-2991) Weekly VRDNs (Morgan Stanley Bank, N.A. LIQ), 0.060%, 11/6/2014	11,910,000
1,300,000		California State Public Works Board, (2014 Series D), 3.00% Bonds, 9/1/2015	1,330,410
4,000,000		California State Public Works Board, (2014 Series F), 3.00% Bonds, 9/1/2015	4,093,569
24,293,000	[3,4]	California State Public Works Board, Austin Trust (Series 2008-1065) Weekly VRDNs (California State Public Works Board (University of California))/(Bank of America N.A. LIQ), 0.070%, 11/6/2014	24,293,000
9,995,000		California State Public Works Board, SPEARs (DBE-1297) Weekly VRDNs (California State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.130%, 11/6/2014	9,995,000
6,000,000		California State, 2.00% Bonds, 10/1/2015	6,100,870
5,600,000		California Statewide Communities Development Authority MFH, (2010 Series B: Mountain View Apartments) Weekly VRDNs (Beaumont CA Leased Housing Associates I, LP)/(FHLMC LOC), 0.050%, 11/6/2014	5,600,000
Federated California Municipal Cash Trust
Annual Shareholder Report
3

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		California—continued
$1,060,000		California Statewide Communities Development Authority, (Series 2000A) Weekly VRDNs (Nonprofits' Insurance Alliance of California)/(Comerica Bank LOC), 0.060%, 11/6/2014	$1,060,000
12,000,000		California Statewide Communities Development Authority, (Series 2005A: Sweetwater Union High School District) Weekly VRDNs (Plan Nine Partners LLC)/(MUFG Union Bank, N.A. LOC), 0.070%, 11/6/2014	12,000,000
2,640,000		California Statewide Communities Development Authority, (Series 2010: Recovery Zone Facility) Weekly VRDNs (Cruzio Holding Company, LLC)/(Comerica Bank LOC), 0.060%, 11/6/2014	2,640,000
75,000		California Statewide Communities Development Authority, Gas Supply Variable Rate Revenue Bonds (Series 2010) Weekly VRDNs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), 0.050%, 11/6/2014	75,000
12,990,000	[3,4]	Chabot-Las Positas, CA CCD, SPEARs (DBE-1249) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.120%, 11/6/2014	12,990,000
23,135,000	[3,4]	Clipper Tax-Exempt Certificates Trust (California Non-AMT)/(Series 2009-46) Weekly VRDNs (GTD by State Street Bank and Trust Co.)/(State Street Bank and Trust Co. LIQ)/(United States Treasury PRF), 0.080%, 11/6/2014	23,135,000
11,440,000	[3,4]	Clipper Tax-Exempt Certificates Trust (California Non-AMT)/(Series 2009-61) Weekly VRDNs (California State)/(State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.050%, 11/6/2014	11,440,000
10,000,000	[3,4]	East Side Union High School District, CA, Stage Trust (Series 2011-120C), 0.15% TOBs (GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 7/9/2015	10,000,000
4,760,000		Elsinore Valley, CA Water and Sewer Facilities Corp., (Series 2011A) Weekly VRDNs (Elsinore Valley, CA Municipal Water District)/(MUFG Union Bank, N.A. LOC), 0.050%, 11/5/2014	4,760,000
3,390,000		Hollister, CA Redevelopment Agency, (Series 2004) Weekly VRDNs (San Benito County Community Services Development Corp.)/(MUFG Union Bank, N.A. LOC), 0.080%, 11/6/2014	3,390,000
13,915,000	[3,4]	Huntington Beach, CA Union High School District, SPEARs (Series DBE-383) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.140%, 11/6/2014	13,915,000
3,000,000		Los Angeles County, CA Schools Financing Program, (Series A-1), 1.50% TRANs, 6/1/2015	3,023,710
1,000,000		Los Angeles County, CA Schools Financing Program, (Series A-2), 1.50% TRANs (Eastside, CA Union School District), 6/30/2015	1,008,724
5,000,000		Los Angeles County, CA Schools Financing Program, 2013-14 Pooled TRAN Participation Certificates (Series B-2), 2.00% TRANs, 1/30/2015	5,022,136
8,400,000		Los Angeles County, CA Schools Financing Program, 2013-14 Pooled TRAN Participation Certificates (Series B-3), 2.00% TRANs, 12/31/2014	8,425,670
Federated California Municipal Cash Trust
Annual Shareholder Report
4

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		California—continued
$26,340,000	[3,4]	Los Angeles, CA USD, Austin Floater Certificates (Series 2008-1049) Weekly VRDNs (Bank of America N.A. LIQ), 0.070%, 11/6/2014	$26,340,000
17,800,000	[3,4]	Nuveen California AMT-Free Municipal Income Fund, (Series 2), Weekly VRDPs, (Deutsche Bank Trust Co., LIQ), 0.130%, 11/6/2014	17,800,000
16,000,000	[3,4]	Nuveen California AMT-Free Municipal Income Fund, (Series 4), Weekly VRDPs, (Citibank N.A. LIQ), 0.110%, 11/6/2014	16,000,000
6,605,000		Oroville, CA Hospital Revenue, (Series 2012A) Weekly VRDNs (Oroville Hospital)/(Comerica Bank LOC), 0.080%, 11/6/2014	6,605,000
3,370,000		Palo Alto, CA USD Bonds, 0.160%, 8/1/2015	3,365,962
17,925,000		Riverside County, CA Transportation Commission, (2009 Series C) Weekly VRDNs (Bank of Tokyo-Mitsubishi UFJ Ltd. LIQ), 0.040%, 11/6/2014	17,925,000
1,450,000		San Diego County, CA, (Series 2004) Weekly VRDNs (Museum of Contemporary Art San Diego)/(Northern Trust Co., Chicago, IL LOC), 0.050%, 11/6/2014	1,450,000
9,945,000	[3,4]	San Francisco, CA City & County Airport Commission, Stage Trust (Series 2010-03C), 0.15% TOBs (GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 7/9/2015	9,945,000
15,240,000	[3,4]	San Mateo County, CA CCD, SPEARs (Series DBE-430) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.130%, 11/6/2014	15,240,000
21,850,000		Santa Clara Valley, CA Transportation Authority, (2008 Series B) Weekly VRDNs (2000 Measure A Sales Tax)/(Sumitomo Mitsui Banking Corp. LIQ), 0.050%, 11/6/2014	21,850,000
16,775,000		Santa Clara Valley, CA Transportation Authority, (2008 Series D) Weekly VRDNs (2000 Measure A Sales Tax)/(Sumitomo Mitsui Banking Corp. LIQ), 0.040%, 11/6/2014	16,775,000
6,800,000		Sierra, CA Joint CCD, 1.00% TRANs, 6/30/2015	6,838,989
27,850,000		University of California (The Regents of), (2013 Series AL-3) Weekly VRDNs, 0.040%, 11/6/2014	27,850,000
18,000,000		Upland, CA Community Redevelopment Agency, (Series 2007) Weekly VRDNs (Sunset Ridge Apartments and Village Apartments)/(FHLB of San Francisco LOC), 0.070%, 11/5/2014	18,000,000
2,185,000		West Covina, CA Public Financing Authority, (Series 2013A) Weekly VRDNs (West Covina, CA)/(Bank of the West, San Francisco, CA LOC), 0.080%, 11/6/2014	2,185,000
		TOTAL MUNICIPAL INVESTMENTS—95.6% (AT AMORTIZED COST)[5]	564,237,399
		OTHER ASSETS AND LIABILITIES - NET—4.4%[6]	26,255,112
		TOTAL NET ASSETS—100%	$590,492,511
At October 31, 2014, the Fund held no securities that are subject to the federal alternative minimum tax (AMT) (unaudited).
Federated California Municipal Cash Trust
Annual Shareholder Report
5

1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At October 31, 2014, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value (unaudited)

First Tier	Second Tier
100.0%	0.0%
2	Current rate and next reset date shown for Variable Rate Demand Instruments.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2014, these restricted securities amounted to $203,423,000, which represented 34.4% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2014, these liquid restricted securities amounted to $203,423,000, which represented 34.4% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2014.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2014, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
Federated California Municipal Cash Trust
Annual Shareholder Report
6

The following acronyms are used throughout this portfolio:
AMT	—Alternative Minimum Tax
CCD	—Community College District
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
GTD	—Guaranteed
IDA	—Industrial Development Authority
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MFH	—Multi-Family Housing
PCFA	—Pollution Control Finance Authority
PRF	—Prerefunded
PUTTERs	—Puttable Tax-Exempt Receipts
SPEARs	—Short Puttable Exempt Adjustable Receipts
TOBs	—Tender Option Bonds
TRANs	—Tax and Revenue Anticipation Notes
USD	—Unified School District
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
See Notes which are an integral part of the Financial Statements
Federated California Municipal Cash Trust
Annual Shareholder Report
7

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.001	0.001
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.001	0.001
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.001)	(0.001)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.001)	(0.001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.03%	0.02%	0.03%	0.11%	0.12%
Ratios to Average Net Assets:
Net expenses	0.09%	0.16%	0.22%	0.27%	0.27%
Net investment income	0.01%	0.02%	0.02%	0.11%	0.08%
Expense waiver/reimbursement[3]	0.53%	0.43%	0.38%	0.32%	0.31%
Supplemental Data:
Net assets, end of period (000 omitted)	$119,823	$156,765	$154,988	$233,240	$373,173
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
8

Statement of Assets and Liabilities
October 31, 2014
Assets:
Total investment in securities, at amortized cost and fair value		$564,237,399
Cash		75,953
Income receivable		452,971
Receivable for investments sold		25,797,778
Receivable for shares sold		156,995
TOTAL ASSETS		590,721,096
Liabilities:
Payable for shares redeemed	$154,563
Income distribution payable	985
Payable to adviser (Note 5)	1,580
Payable for Directors'/Trustees' fees (Note 5)	1,154
Payable for portfolio accounting fees	20,987
Payable for other service fees (Note 2)	616
Payable for share registration costs	43,670
Accrued expenses (Note 5)	5,030
TOTAL LIABILITIES		228,585
Net assets for 590,406,920 shares outstanding		$590,492,511
Net Assets Consist of:
Paid-in capital		$590,406,885
Accumulated net realized gain on investments		85,640
Distributions in excess of net investment income		(14)
TOTAL NET ASSETS		$590,492,511
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Service Shares:
$64,173,293 ÷ 64,163,855 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Shares:
$119,822,696 ÷ 119,804,853 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash II Shares:
$160,390,236 ÷ 160,366,936 shares outstanding, no par value, unlimited shares authorized		$1.00
Capital Shares:
$156,389,523 ÷ 156,367,613 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash Series Shares:
$89,716,763 ÷ 89,703,663 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
9

Statement of Operations
Year Ended October 31, 2014
Investment Income:
Interest			$602,911
Expenses:
Investment adviser fee (Note 5)		$2,370,146
Administrative fee (Note 5)		463,164
Custodian fees		19,627
Transfer agent fee		464,440
Directors'/Trustees' fees (Note 5)		4,280
Auditing fees		21,250
Legal fees		26,715
Portfolio accounting fees		146,049
Distribution services fee (Note 5)		806,910
Other service fees (Note 2)		942,216
Share registration costs		95,436
Printing and postage		47,063
Miscellaneous (Note 5)		10,137
TOTAL EXPENSES		5,417,433
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 5)	$(2,370,146)
Waivers/reimbursement of other operating expenses (Notes 2 and 5)	(2,504,684)
TOTAL WAIVERS AND REIMBURSEMENT		(4,874,830)
Net expenses			542,603
Net investment income			60,308
Net realized gain on investments			85,643
Change in net assets resulting from operations			$145,951
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
10

Statement of Changes in Net Assets
Year Ended October 31	2014	2013
Increase (Decrease) in Net Assets
Operations:
Net investment income	$60,308	$138,280
Net realized gain on investments	85,643	143,097
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	145,951	281,377
Distributions to Shareholders:
Distributions from net investment income
Service Shares	(7,941)	(22,661)
Institutional Shares	(12,267)	(28,288)
Cash II Shares	(15,918)	(32,630)
Capital Shares	(14,966)	(36,921)
Cash Series Shares	(8,148)	(17,602)
Distributions from net realized gain on investments
Service Shares	(20,560)	(8,087)
Institutional Shares	(31,860)	(9,203)
Cash II Shares	(40,587)	(10,097)
Capital Shares	(33,156)	(13,987)
Cash Series Shares	(16,932)	(5,581)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(202,335)	(185,057)
Share Transactions:
Proceeds from sale of shares	944,632,787	1,670,905,222
Net asset value of shares issued to shareholders in payment of distributions declared	156,946	148,752
Cost of shares redeemed	(1,007,844,172)	(1,770,426,315)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(63,054,439)	(99,372,341)
Change in net assets	(63,110,823)	(99,276,021)
Net Assets:
Beginning of period	653,603,334	752,879,355
End of period (including (distributions in excess of) net investment income of $(14) and $(1,082), respectively)	$590,492,511	$653,603,334
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
11

Notes to Financial Statements
October 31, 2014
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 33 portfolios. The financial statements included herein are only those of Federated California Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Service Shares, Institutional Shares, Cash II Shares, Capital Shares and Cash Series Shares. The financial highlights of the Service Shares, Cash II Shares, Capital Shares and Cash Series Shares are presented separately. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax and personal income taxes imposed by the state of California consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions) and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustee. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Annual Shareholder Report
12

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Service Shares, Institutional Shares, Cash II Shares, Capital Shares and Cash Series Shares may bear distribution services fees, other service fees and transfer agent fees unique to those classes. For the year ended October 31, 2014, unaffiliated third parties waived $408,640 of transfer agent fees.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Service Shares, Institutional Shares, Cash II Shares, Capital Shares and Cash Series Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the year ended October 31, 2014, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Waived by Unaffiliated Third Parties
Service Shares	$190,778	$(190,778)
Cash II Shares	398,348	(398,348)
Capital Shares	149,660	(149,660)
Cash Series Shares	203,430	(203,430)
TOTAL	$942,216	$(942,216)
For the year ended October 31, 2014, the Fund's Institutional Shares did not incur other service fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization
All premiums and discounts are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended October 31, 2014, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2014, tax years 2011 through 2014 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
Annual Shareholder Report
13

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended October 31	2014		2013
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	188,909,130	$188,909,130	406,900,838	$406,900,838
Shares issued to shareholders in payment of distributions declared	12,923	12,923	17,693	17,693
Shares redeemed	(210,703,338)	(210,703,338)	(447,576,314)	(447,576,314)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(21,781,285)	$(21,781,285)	(40,657,783)	$(40,657,783)
Annual Shareholder Report
14

Year Ended October 31	2014		2013
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	338,208,922	$338,208,922	482,016,264	$482,016,264
Shares issued to shareholders in payment of distributions declared	15,002	15,002	16,162	16,162
Shares redeemed	(375,150,253)	(375,150,253)	(480,278,963)	(480,278,963)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(36,926,329)	$(36,926,329)	1,753,463	$1,753,463

Year Ended October 31	2014		2013
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	162,816,339	$162,816,339	225,613,928	$225,613,928
Shares issued to shareholders in payment of distributions declared	56,463	56,463	42,590	42,590
Shares redeemed	(176,536,709)	(176,536,709)	(218,548,975)	(218,548,975)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	(13,663,907)	$(13,663,907)	7,107,543	$7,107,543

Year Ended October 31	2014		2013
Capital Shares	Shares	Amount	Shares	Amount
Shares sold	128,537,617	$128,537,617	402,605,404	$402,605,404
Shares issued to shareholders in payment of distributions declared	47,734	47,734	49,624	49,624
Shares redeemed	(123,271,918)	(123,271,918)	(459,659,195)	(459,659,195)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	5,313,433	$5,313,433	(57,004,167)	$(57,004,167)

Year Ended October 31	2014		2013
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	126,160,779	$126,160,779	153,768,788	$153,768,788
Shares issued to shareholders in payment of distributions declared	24,824	24,824	22,683	22,683
Shares redeemed	(122,181,954)	(122,181,954)	(164,362,868)	(164,362,868)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	4,003,649	$4,003,649	(10,571,397)	$(10,571,397)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(63,054,439)	$(63,054,439)	(99,372,341)	$(99,372,341)
Annual Shareholder Report
15

4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2014 and 2013, was as follows:
	2014	2013
Tax-exempt income	$59,240	$138,102
Ordinary income[1]	$141,198	$46,955
Long-term capital gains	$1,897	$—
1	For tax purposes, short-term capital gain distributions are considered as ordinary income distributions.

As of October 31, 2014, the components of distributable earnings on a tax basis were as follows:
Distributions in excess of tax-exempt income	$(14)
Undistributed ordinary income[2]	$40,685
Undistributed long-term capital gains	$44,955
2	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the year ended October 31, 2014, the Adviser voluntarily waived its entire fee of $2,370,146 and voluntarily reimbursed $346,918 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2014, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Annual Shareholder Report
16

Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Cash II Shares and Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Cash II Shares	0.20%
Cash Series Shares	0.60%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2014, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Cash II Shares	$318,679	$(318,679)
Cash Series Shares	488,231	(488,231)
TOTAL	$806,910	$(806,910)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Service Shares, Institutional Shares, Cash II Shares, Capital Shares and Cash Series Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.52%, 0.27%, 0.67%, 0.37% and 1.02% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) March 1, 2015; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Annual Shareholder Report
17

Interfund Transactions
During the year ended October 31, 2014, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $566,465,000 and $542,445,000, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. CONCENTRATION OF RISK
Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 2014, 51.9% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency, was 8.6% of total investments.
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of October 31, 2014, there were no outstanding loans. During the year ended October 31, 2014, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2014, there were no outstanding loans. During the year ended October 31, 2014, the program was not utilized.
Annual Shareholder Report
18

9. REGULATORY MATTERS
On July 23, 2014, the SEC voted to amend the rules under the Act which currently govern the operations of the Fund. A significant change resulting from these amendments will be a requirement that institutional prime funds (i.e. not retail as defined in the amendments), transact fund shares based on a market-based Net Asset Value (NAV). Other types of money market funds may continue to transact fund shares at an NAV calculated using the amortized cost valuation method. Among additional disclosure and other requirements, the amendments also will permit a money market fund, or, in certain circumstances, require a money market fund (other than a government money market fund which satisfies the requirements of the amended rules) to impose liquidity fees on redemptions, and permit a money market fund to limit (or gate) redemptions for up to 10 business days in any 90-day period. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016, two years after the effective date for the rule amendments. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Fund's operations, financial statements and accompanying notes.
10. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended October 31, 2014, the amount of long-term capital gains designated by the Fund was $1,897.
For the year ended October 31, 2014, 100% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.
Annual Shareholder Report
19

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF Trustees OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF federated CALIFORNIA MUNICIPAL CASH TRUST, InsTITUTIONAL SHARES:
We have audited the accompanying statement of assets and liabilities of Federated California Municipal Cash Trust (the “Fund”) (one of the portfolios constituting Money Market Obligations Trust), including the portfolio of investments, as of October 31, 2014 and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights of the Institutional Shares for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2014, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated California Municipal Cash Trust, a portfolio of Money Market Obligations Trust, at October 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights of the Institutional Shares for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
December 23, 2014
Annual Shareholder Report
20

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2014 to October 31, 2014.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 5/1/2014	Ending Account Value 10/31/2014	Expenses Paid During Period[1]
Actual	$1,000	$1,000.10	$0.40
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.80	$0.41
1	Expenses are equal to the Fund's annualized net expense ratio of 0.08%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). Actual and Hypothetical expenses paid during the period utilizing the Fund's Institutional Shares current Fee Limit of 0.27% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.36 and $1.38, respectively.
Annual Shareholder Report
21

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2013, the Trust comprised 35 portfolio(s), and the Federated Fund Family consisted of 42 investment companies (comprising 135 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
Annual Shareholder Report
22

INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and CEO, The Collins Group, Inc. (a private equity firm).
Other Directorships Held: Chairman Emeriti, Bentley University; Director, Sterling Suffolk Downs, Inc.; Former Director, National Association of Printers and Lithographers.
Previous Positions: Director and Audit Committee Member, Bank of America Corp.
Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Associate General Secretary and Director, Office for Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law; Superior Court of Pennsylvania (service began 1998 and ended July 2009).
Other Directorships Held: Director, Consol Energy (service started June 2013); Director, Auberle (service ended December 2013); Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director, Ireland Institute of Pittsburgh (service ended December 2013); Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society (service ended December 2013); Director, Our Campaign for the Church Alive!, Inc.; Director, Pennsylvania Bar Institute (2013-present); Director, Cardinal Wuerl North Catholic High School (2013-present).
Previous Position: Professor of Law, Duquesne University School of Law, Pittsburgh (1983-1998).
Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: August 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Annual Shareholder Report
23

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
P. Jerome Richey Birth Date: February 23, 1949 Trustee Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; General Counsel, University of Pittsburgh.
Other Directorships Held: Board Chairman, Epilepsy Foundation of Western Pennsylvania; Board Member, World Affairs Council of Pittsburgh.
Previous Positions: Chief Legal Officer and Executive Vice President, CONSOL Energy Inc.; Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
Qualifications: Business management, legal and director experience.
Annual Shareholder Report
24

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Annual Shareholder Report
25

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 Vice President Officer since: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Previous Positions: Served in Senior Management positions with a large regional banking organization.
Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Officer since: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of Federated's money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Mary Jo Ochson Birth Date: September 12, 1953 Chief Investment Officer Officer since: May 2004	Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of Federated's tax-exempt, fixed-income products in 2004 and Chief Investment Officer of Federated's Tax-Free Money Markets in 2010. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson has received the Chartered Financial Analyst designation and holds an M.B.A. in Finance from the University of Pittsburgh.
Michael W. Sirianni Jr. Birth Date: April 29, 1965 Vice President Officer since: June 2012 Portfolio Manager since: March 1996	Principal Occupations: Michael W. Sirianni Jr. has been the Fund's Portfolio Manager since March 1996. He is Vice President of the Trust with respect to the Fund. Mr. Sirianni joined Federated in 1988 and has been a Senior Portfolio Manager since September 2007 and Vice President of the Fund's Adviser since January 1999. Mr. Sirianni received his B.A. from Pennsylvania State University and M.B.A. from the University of Pittsburgh.
Annual Shareholder Report
26

Evaluation and Approval of Advisory Contract–May 2014
Federated California Municipal Cash Trust (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2014 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to
Annual Shareholder Report
27

institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
Annual Shareholder Report
28

the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relative indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted that the investment advisory fee was waived in its entirety and that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; and different portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
Annual Shareholder Report
29

The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Evaluation.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. In addition, following discussions regarding the Senior Officer's May 2013 recommendations, Federated made meaningful reductions to gross advisory fees for several funds. At the Board meeting in May 2014, the Senior Officer proposed, and the Board approved, reductions in the contractual advisory fees of certain other funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single
Annual Shareholder Report
30

change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
Annual Shareholder Report
31

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Annual Shareholder Report
32

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Annual Shareholder Report
33

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated California Municipal Cash Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N369
33949 (12/14)
Federated is a registered trademark of Federated Investors, Inc.
2014 ©Federated Investors, Inc.
Annual Shareholder Report
October 31, 2014
Share Class	Ticker
Service	FCTXX
Cash Series	CTCXX

Federated Connecticut Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At October 31, 2014, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	74.4%
Municipal Notes	27.3%
Commercial Paper	0.4%
Other Assets and Liabilities—Net[2]	(2.1)%
TOTAL	100%
At October 31, 2014, the Fund's effective maturity schedule3 was as follows:
Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	76.0%
8-30 Days	8.3%
31-90 Days	0.4%
91-180 Days	6.6%
181 Days or more	10.8%
Other Assets and Liabilities—Net[2]	(2.1)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Annual Shareholder Report
1

Portfolio of Investments
October 31, 2014
Principal Amount			Value
		SHORT-TERM MUNICIPALS—102.1%[1,2]
		Connecticut—102.1%
$3,000,000		Ansonia, CT, (LOT A), 0.75% BANs, 11/25/2014	$3,000,925
450,000		Beacon Falls, CT, 1.00% BANs, 3/17/2015	451,254
1,900,000		Berlin, CT, 1.00% BANs, 5/21/2015	1,907,864
2,190,000		Brooklyn, CT, 1.00% BANs, 8/11/2015	2,200,131
8,600,000		Connecticut Development Authority, (Series 1993) Weekly VRDNs (Rand-Whitney Containerboard LP)/(Bank of Montreal LOC), 0.060%, 11/5/2014	8,600,000
500,000		Connecticut Development Authority, (Series 1999), 0.26% CP (New England Power Co.), Mandatory Tender 12/2/2014	500,000
2,000,000	[3,4]	Connecticut Health and Educational Facilities Authority, Austin Floater Certificates (Series 2008-1086) Weekly VRDNs (Yale University)/(Bank of America N.A. LIQ), 0.100%, 11/6/2014	2,000,000
7,000,000	[3,4]	Connecticut Health and Educational Facilities Authority, SPEARs (DBE-1291) Weekly VRDNs (Hartford HealthCare Obligated Group)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.120%, 11/6/2014	7,000,000
3,380,000		Connecticut State Health & Educational Facilities, (Series A) Weekly VRDNs (CIL Community Resources Inc.)/(HSBC Bank USA, N.A. LOC), 0.050%, 11/6/2014	3,380,000
5,205,000		Connecticut State Health & Educational Facilities, (Series H) Weekly VRDNs (Lawrence & Memorial Hospital, Inc.)/(TD Bank, N.A. LOC), 0.040%, 11/5/2014	5,205,000
11,600,000	[3,4]	Connecticut State Health & Educational Facilities, Eagles (Series 720053031) Weekly VRDNs (Yale University)/(Citibank NA, New York LIQ), 0.050%, 11/6/2014	11,600,000
2,805,000		Connecticut State HEFA, (Series A) Weekly VRDNs (Central Connecticut Coast YMCA)/(Citizens Bank, N.A., Providence LOC), 0.120%, 11/6/2014	2,805,000
5,300,000		Connecticut State HEFA, (Series A) Weekly VRDNs (Hotchkiss School)/(U.S. Bank, N.A. LIQ), 0.050%, 11/6/2014	5,300,000
2,780,000		Connecticut State HEFA, (Series B) Weekly VRDNs (Hoffman SummerWood Community)/(TD Bank, N.A. LOC), 0.070%, 11/5/2014	2,780,000
3,295,000		Connecticut State HEFA, (Series C) Weekly VRDNs (Greenwich Hospital, CT)/(Bank of America N.A. LOC), 0.050%, 11/5/2014	3,295,000
3,900,000		Connecticut State HEFA, (Series C) Weekly VRDNs (Westminster School)/(Bank of America N.A. LOC), 0.130%, 11/6/2014	3,900,000
10,345,000		Connecticut State HEFA, (Series D) Weekly VRDNs (Choate Rosemary Hall)/(JPMorgan Chase Bank, N.A. LOC), 0.050%, 11/6/2014	10,345,000
5,200,000		Connecticut State HEFA, (Series E) Weekly VRDNs (Taft School)/(Wells Fargo Bank, N.A. LOC), 0.070%, 11/5/2014	5,200,000
Annual Shareholder Report
2

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Connecticut—continued
$1,450,000		Connecticut State HFA, (Series 2008) Weekly VRDNs (CIL Realty)/(HSBC Bank USA, N.A. LOC), 0.030%, 11/6/2014	$1,450,000
5,525,000		Connecticut State HFA, (Series 2010) (Weekly VRDNs (CIL Realty)/(HSBC Bank USA, N.A. LOC), 0.050%, 11/6/2014	5,525,000
5,000,000	[3,4]	Connecticut State HFA, P-FLOATs (Series PT-4690) Weekly VRDNs (Bank of America N.A. LIQ), 0.130%, 11/6/2014	5,000,000
1,850,000		East Windsor, CT, (Issue of 2014), 2.00% BANs, 6/25/2015	1,871,122
855,000		Lisbon, CT, 1.00% BANs, 8/13/2015	858,983
1,702,000		Orange, CT, 1.00% BANs, 7/20/2015	1,711,348
2,000,000		Preston, CT, 1.00% BANs, 6/16/2015	2,009,803
3,750,000		Putnam, CT, 1.00% BANs, 11/25/2014	3,750,979
2,550,000		Regional School District No. 1, CT, 0.75% BANs, 3/18/2015	2,552,882
2,550,000		Regional School District No. 1, CT, 1.00% BANs, 11/14/2014	2,550,526
1,500,000		Regional School District No. 16, CT, 1.00% BANs, 10/7/2015	1,509,738
2,865,000		Regional School District No. 9, CT, 1.00% BANs, 4/9/2015	2,874,948
1,455,000		Regional School District No. 9, CT, 1.00% BANs, 4/9/2015	1,460,068
1,750,000		Somers, CT, 1.00% BANs, 11/5/2014	1,750,142
		TOTAL MUNICIPAL INVESTMENTS—102.1% (AT AMORTIZED COST)[5]	114,345,713
		OTHER ASSETS AND LIABILITIES - NET—(2.1)%[6]	(2,361,576)
		TOTAL NET ASSETS—100%	$111,984,137
Securities that are subject to the federal alternative minimum tax (AMT) represent 11.9% of the portfolio as calculated based upon total market value (percentage is unaudited).
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At October 31, 2014, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value (unaudited)

First Tier	Second Tier
97.1%	2.9%
2	Current rate and next reset date shown for Variable Rate Demand Instruments.
Annual Shareholder Report
3

3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2014, these restricted securities amounted to $25,600,000, which represented 22.9% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2014, these liquid restricted securities amounted to $25,600,000, which represented 22.9% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2014.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2014, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
The following acronyms are used throughout this portfolio:
BANs	—Bond Anticipation Notes
CP	—Commercial Paper
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
P-FLOATs	—Puttable Floating Option Tax-Exempt Receipts
SPEARs	—Short Puttable Exempt Adjustable Receipts
VRDNs	—Variable Rate Demand Notes
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
4

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000[1]	—	—	0.000[1]	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	—	—	(0.000)[1]	—	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.04%	0.01%	0.05%
Ratios to Average Net Assets:
Net expenses	0.14%	0.20%	0.28%	0.36%	0.45%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.00%[3]
Expense waiver/reimbursement[4]	0.80%	0.72%	0.72%	0.73%	0.52%
Supplemental Data:
Net assets, end of period (000 omitted)	$36,809	$35,666	$59,039	$50,193	$68,104
1	Represents less than $0.001.
2	Based on net asset value.
3	Represents less than 0.01%.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
5

Financial Highlights–Cash Series Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000[1]	—	—	0.000[1]	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	—	—	(0.000)[1]	—	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.04%	0.01%	0.05%
Ratios to Average Net Assets:
Net expenses	0.14%	0.20%	0.28%	0.35%	0.45%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.00%[3]
Expense waiver/reimbursement[4]	1.40%	1.36%	1.33%	1.34%	1.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$75,175	$90,468	$62,695	$48,957	$46,825
1	Represents less than $0.001.
2	Based on net asset value.
3	Represents less than 0.01%.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
6

Statement of Assets and Liabilities
October 31, 2014
Assets:
Total investment in securities, at amortized cost and fair value		$114,345,713
Cash		101,720
Income receivable		136,972
Receivable for shares sold		19,483
TOTAL ASSETS		114,603,888
Liabilities:
Payable for investments purchased	$2,552,882
Payable for shares redeemed	31,127
Income distribution payable	95
Payable to adviser (Note 5)	6,332
Payable for other service fees (Note 2)	1,053
Accrued expenses (Note 5)	28,262
TOTAL LIABILITIES		2,619,751
Net assets for 111,983,848 shares outstanding		$111,984,137
Net Assets Consist of:
Paid-in capital		$111,983,759
Accumulated net realized gain on investments		371
Undistributed net investment income		7
TOTAL NET ASSETS		$111,984,137
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Service Shares:
$36,808,641 ÷ 36,808,606 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash Series Shares:
$75,175,496 ÷ 75,175,242 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
7

Statement of Operations
Year Ended October 31, 2014
Investment Income:
Interest			$181,241
Expenses:
Investment adviser fee (Note 5)		$475,542
Administrative fee (Note 5)		92,923
Custodian fees		5,080
Transfer agent fee		73,177
Directors'/Trustees' fees (Note 5)		936
Auditing fees		19,600
Legal fees		21,264
Portfolio accounting fees		54,237
Distribution services fee (Note 5)		483,006
Other service fees (Note 2)		295,878
Share registration costs		52,944
Printing and postage		20,978
Miscellaneous (Note 5)		5,527
TOTAL EXPENSES		1,601,092
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 5)	$(475,542)
Waivers/reimbursement of other operating expenses (Notes 2 and 5)	(956,246)
TOTAL WAIVERS AND REIMBURSEMENT		(1,431,788)
Net expenses			169,304
Net investment income			11,937
Net realized gain on investments			371
Change in net assets resulting from operations			$12,308
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
8

Statement of Changes in Net Assets
Year Ended October 31	2014	2013
Increase (Decrease) in Net Assets
Operations:
Net investment income	$11,937	$12,104
Net realized gain on investments	371	—
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	12,308	12,104
Distributions to Shareholders:
Distributions from net investment income
Service Shares	(3,805)	(4,578)
Cash Series Shares	(8,047)	(7,413)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(11,852)	(11,991)
Share Transactions:
Proceeds from sale of shares	278,921,251	264,997,360
Net asset value of shares issued to shareholders in payment of distributions declared	10,702	10,243
Cost of shares redeemed	(293,082,151)	(260,608,259)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(14,150,198)	4,399,344
Change in net assets	(14,149,742)	4,399,457
Net Assets:
Beginning of period	126,133,879	121,734,422
End of period (including undistributed (distributions in excess of) net investment income of $7 and $(78), respectively)	$111,984,137	$126,133,879
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
9

Notes to Financial Statements
October 31, 2014
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 33 portfolios. The financial statements included herein are only those of Federated Connecticut Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Service Shares and Cash Series Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax and Connecticut dividend and interest income tax consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Annual Shareholder Report
10

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Service Shares and Cash Series Shares may bear distribution services fees and other service fees unique to those classes. For the year ended October 31, 2014, unaffiliated third parties waived $58,255 of transfer agent fees.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Service Shares and Cash Series Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the year ended October 31, 2014, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Waived by Unaffiliated Third Parties
Service Shares	$94,700	$(94,700)
Cash Series Shares	201,178	(201,178)
TOTAL	$295,878	$(295,878)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization
All premiums and discounts are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended October 31, 2014, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2014, tax years 2011 through 2014 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
Annual Shareholder Report
11

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended October 31	2014		2013
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	51,129,870	$51,129,870	66,784,414	$66,784,414
Shares issued to shareholders in payment of distributions declared	2,745	2,745	2,937	2,937
Shares redeemed	(49,989,965)	(49,989,965)	(90,160,530)	(90,160,530)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	1,142,650	$1,142,650	(23,373,179)	$(23,373,179)
Annual Shareholder Report
12

Year Ended October 31	2014		2013
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	227,791,381	$227,791,381	198,212,946	$198,212,946
Shares issued to shareholders in payment of distributions declared	7,957	7,957	7,306	7,306
Shares redeemed	(243,092,186)	(243,092,186)	(170,447,729)	(170,447,729)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	(15,292,848)	$(15,292,848)	27,772,523	$27,772,523
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(14,150,198)	$(14,150,198)	4,399,344	$4,399,344
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2014 and 2013, was as follows:
	2014	2013
Tax-exempt income	$11,852	$11,991
As of October 31, 2014, the components of distributable earnings on a tax basis were as follows:
Undistributed tax-exempt income	$7
Undistributed ordinary income[1]	$371
1	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the year ended October 31, 2014, the Adviser voluntarily waived its entire fee of $475,542 and voluntarily reimbursed $119,107 of other operating expenses.
Annual Shareholder Report
13

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2014, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.60% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2014, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Cash Series Shares	$483,006	$(483,006)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Service Shares and Cash Series Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.68% and 1.01% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) March 1, 2015; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Annual Shareholder Report
14

Interfund Transactions
During the year ended October 31, 2014, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $120,315,000 and $123,580,000, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. CONCENTRATION OF RISK
Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 2014, 52.0% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 9.1% of total investments.
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of October 31, 2014, there were no outstanding loans. During the year ended October 31, 2014, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2014, there were no outstanding loans. During the year ended October 31, 2014, the program was not utilized.
Annual Shareholder Report
15

9. REGULATORY MATTERS
On July 23, 2014, the SEC voted to amend the rules under the Act which currently govern the operations of the Fund. A significant change resulting from these amendments will be a requirement that institutional prime funds (i.e. not retail as defined in the amendments) transact fund shares based on a market-based Net Asset Value (NAV). Other types of money market funds may continue to transact fund shares at an NAV calculated using the amortized cost valuation method. Among additional disclosure and other requirements, the amendments also will permit a money market fund, or, in certain circumstances, require a money market fund (other than a government money market fund which satisfies the requirements of the amended rules) to impose liquidity fees on redemptions, and permit a money market fund to limit (or gate) redemptions for up to 10 business days in any 90-day period. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016, two years after the effective date for the rule amendments. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Fund's operations, financial statements and accompanying notes.
10. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended October 31, 2014, 100% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.
Annual Shareholder Report
16

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF Trustees of Money Market Obligations Trust AND SHAREHOLDERS OF Federated Connecticut Municipal Cash Trust:
We have audited the accompanying statement of assets and liabilities of Federated Connecticut Municipal Cash Trust (the “Fund”) (one of the portfolios constituting Money Market Obligations Trust), including the portfolio of investments, as of October 31, 2014, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2014, by correspondence with the custodian and others or by other auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Connecticut Municipal Cash Trust, a portfolio of Money Market Obligations Trust, at October 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
December 23, 2014
Annual Shareholder Report
17

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2014 to October 31, 2014.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Annual Shareholder Report
18

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 5/1/2014	Ending Account Value 10/31/2014	Expenses Paid During Period[1]
Actual:
Service Shares	$1,000	$1,000.10	$0.71[2]
Cash Series Shares	$1,000	$1,000.10	$0.71[3]
Hypothetical (assuming a 5% return before expenses):
Service Shares	$1,000	$1,024.50	$0.71[2]
Cash Series Shares	$1,000	$1,024.50	$0.71[3]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Service Shares	0.14%
Cash Series Shares	0.14%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Service Shares current Fee Limit of 0.68% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $3.43 and $3.47, respectively.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Cash Series Shares current Fee Limit of 1.01% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $5.09 and $5.14, respectively.
Annual Shareholder Report
19

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2013, the Trust comprised 35 portfolio(s), and the Federated Fund Family consisted of 42 investment companies (comprising 135 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
Annual Shareholder Report
20

INDEPENDENT Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and CEO, The Collins Group, Inc. (a private equity firm).
Other Directorships Held: Chairman Emeriti, Bentley University; Director, Sterling Suffolk Downs, Inc.; Former Director, National Association of Printers and Lithographers.
Previous Positions: Director and Audit Committee Member, Bank of America Corp.
Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Associate General Secretary and Director, Office for Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law; Superior Court of Pennsylvania (service began 1998 and ended July 2009).
Other Directorships Held: Director, Consol Energy (service started June 2013); Director, Auberle (service ended December 2013); Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director, Ireland Institute of Pittsburgh (service ended December 2013); Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society (service ended December 2013); Director, Our Campaign for the Church Alive!, Inc.; Director, Pennsylvania Bar Institute (2013-present); Director, Cardinal Wuerl North Catholic High School (2013-present).
Previous Position: Professor of Law, Duquesne University School of Law, Pittsburgh (1983-1998).
Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: August 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Annual Shareholder Report
21

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
P. Jerome Richey Birth Date: February 23, 1949 Trustee Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; General Counsel, University of Pittsburgh.
Other Directorships Held: Board Chairman, Epilepsy Foundation of Western Pennsylvania; Board Member, World Affairs Council of Pittsburgh.
Previous Positions: Chief Legal Officer and Executive Vice President, CONSOL Energy Inc.; Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
Qualifications: Business management, legal and director experience.
Annual Shareholder Report
22

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Annual Shareholder Report
23

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Previous Positions: Served in Senior Management positions with a large regional banking organization.
Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Officer since: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of Federated's money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Officer since: May 2004	Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of Federated's tax-exempt, fixed-income products in 2004 and Chief Investment Officer of Federated's Tax-Free Money Markets in 2010. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson has received the Chartered Financial Analyst designation and holds an M.B.A. in Finance from the University of Pittsburgh.
Michael W. Sirianni Jr. Birth Date: April 29, 1965 Vice President Officer since: June 2012 Portfolio Manager since: March 1996	Principal Occupations: Michael W. Sirianni Jr. has been the Fund's Portfolio Manager since March 1996. He is Vice President of the Trust with respect to the Fund. Mr. Sirianni joined Federated in 1988 and has been a Senior Portfolio Manager since September 2007 and Vice President of the Fund's Adviser since January 1999. Mr. Sirianni received his B.A. from Pennsylvania State University and M.B.A. from the University of Pittsburgh.
Annual Shareholder Report
24

Evaluation and Approval of Advisory Contract–May 2014
Federated Connecticut Municipal Cash Trust (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2014 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to
Annual Shareholder Report
25

institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
Annual Shareholder Report
26

the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relative indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted that the investment advisory fee was waived in its entirety and that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; and different portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
Annual Shareholder Report
27

The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Evaluation.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. In addition, following discussions regarding the Senior Officer's May 2013 recommendations, Federated made meaningful reductions to gross advisory fees for several funds. At the Board meeting in May 2014, the Senior Officer proposed, and the Board approved, reductions in the contractual advisory fees of certain other funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single
Annual Shareholder Report
28

change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
Annual Shareholder Report
29

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Annual Shareholder Report
30

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Annual Shareholder Report
31

Notes
[PAGE INTENTIONALLY LEFT BLANK]

Notes
[PAGE INTENTIONALLY LEFT BLANK]

Notes
[PAGE INTENTIONALLY LEFT BLANK]

Notes
[PAGE INTENTIONALLY LEFT BLANK]

Notes
[PAGE INTENTIONALLY LEFT BLANK]

Notes
[PAGE INTENTIONALLY LEFT BLANK]

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Connecticut Municipal Cash Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N559
CUSIP 608919601
29367 (12/14)
Federated is a registered trademark of Federated Investors, Inc.
2014 ©Federated Investors, Inc.
Annual Shareholder Report
October 31, 2014
Ticker	FTFXX

Federated Tax-Free Trust

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At October 31, 2014, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	85.1%
Municipal Notes	14.7%
Other Assets and Liabilities—Net[2]	0.2%
TOTAL	100.0%
At October 31, 2014, the Fund's effective maturity schedule3 was as follows:
Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	85.1%
8-30 Days	1.9%
31-90 Days	7.0%
91-180 Days	1.9%
181 Days or more	3.9%
Other Assets and Liabilities—Net[2]	0.2%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Annual Shareholder Report
1

Portfolio of Investments
October 31, 2014
Principal Amount			Value
		SHORT-TERM MUNICIPALS—99.8%[1,2]
		Alabama—7.8%
$2,400,000		Tuscaloosa County, AL IDA, (Series 2008A: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(Citibank NA, New York LOC), 0.060%, 11/5/2014	$2,400,000
1,745,000		Tuscaloosa County, AL Port Authority, (Series 2007: Gulf Opportunity Zone Bonds) Weekly VRDNs (Tuscaloosa Riverfront Development, LLC)/(FHLB of Atlanta LOC), 0.090%, 11/6/2014	1,745,000
		TOTAL	4,145,000
		Florida—5.8%
2,065,000	[3,4]	South Miami, FL Health Facilities Authority, PUTTERs (Series 2473) Weekly VRDNs (Baptist Health System of South Florida)/(JPMorgan Chase Bank, N.A. LIQ), 0.110%, 11/6/2014	2,065,000
1,000,000		St. Lucie County, FL PCRB, (Series 2000) Daily VRDNs (Florida Power & Light Co.), 0.080%, 11/3/2014	1,000,000
		TOTAL	3,065,000
		Illinois—14.0%
2,500,000		Chicago, IL Midway Airport, Second Lien Revenue Bonds (Series 2004D) Weekly VRDNs (Bank of Montreal LOC), 0.050%, 11/6/2014	2,500,000
3,160,000		Illinois Finance Authority, (Series 2008) Weekly VRDNs (Clearbrook Corp.)/(BMO Harris Bank, N.A. LOC), 0.100%, 11/6/2014	3,160,000
1,780,000		Southwestern Illinois Development Authority, (Series 2010) Weekly VRDNs (Molinero, Inc.)/(BMO Harris Bank, N.A. LOC), 0.060%, 11/6/2014	1,780,000
		TOTAL	7,440,000
		Indiana—3.8%
1,000,000		Posey County, IN EDA, (Series 2013A), 0.30% TOBs (Midwest Fertilizer Corp.)/(GTD by United States Treasury), Mandatory Tender 11/18/2014	1,000,000
1,000,000		Wayne Township, IN Marion County School Building Corp., 4.00% Bonds, 1/15/2015	1,007,615
		TOTAL	2,007,615
		Iowa—2.8%
1,500,000		Iowa Finance Authority, Midwestern Disaster Area Economic Development (Series 2011A) Weekly VRDNs (Cargill, Inc.), 0.090%, 11/6/2014	1,500,000
		Maryland—1.6%
850,000		Maryland State Economic Development Corp., (Series 2003: Maryland Science Center) Weekly VRDNs (Maryland Academy of Sciences)/(Bank of America N.A. LOC), 0.080%, 11/6/2014	850,000
Annual Shareholder Report
2

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Massachusetts—1.9%
$1,000,000		Greater Lowell, MA Regional Vocational Technical School District, 1.00% BANs, 4/24/2015	$1,003,323
		Michigan—17.8%
2,710,000		Grand Rapids, MI EDR, (Series 2007) Weekly VRDNs (MapleCreek)/(Comerica Bank LOC), 0.090%, 11/6/2014	2,710,000
2,210,000		Michigan Higher Education Facilities Authority, (Series 2008) Weekly VRDNs (Davenport University, MI)/(Fifth Third Bank, Cincinnati LOC), 0.150%, 11/7/2014	2,210,000
2,805,000		Michigan State Strategic Fund, (Series 2003) Weekly VRDNs (Lutheran Social Services of Michigan)/(Comerica Bank LOC), 0.090%, 11/6/2014	2,805,000
155,000		Michigan Strategic Fund, (Series 2011) Weekly VRDNs (Greenpath, Inc.)/(PNC Bank, N.A. LOC), 0.060%, 11/6/2014	155,000
995,000		Thornapple Kellogg, MI School District, (Series A), 3.00% Bonds (GTD by Michigan School Bond Qualification and Loan Program), 5/1/2015	1,008,514
540,000		Waterford, MI School District, 2014 State Aid Notes, 1.00% RANs, 9/24/2015	542,212
		TOTAL	9,430,726
		Minnesota—1.7%
900,000		Rochester, MN Health Care Facility Authority, (Series A) Weekly VRDNs (Mayo Clinic), 0.050%, 11/5/2014	900,000
		Multi-State—0.6%
305,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State Non-AMT)/(Series 2009-76) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ)/(United States Treasury PRF), 0.100%, 11/6/2014	305,000
		New Jersey—1.9%
1,000,000		Freehold Borough, NJ, (Series 2013A), 1.00% BANs, 12/17/2014	1,000,287
		New York—4.7%
2,500,000		New York City, NY, (Fiscal 2012 Series G-6) Daily VRDNs (Mizuho Bank Ltd. LOC), 0.07%, 11/3/2014	2,500,000
		Ohio—2.8%
1,470,000		Seneca County, OH Health Care Facilities, Revenue Refunding and Improvement Bonds (Series 2003) Weekly VRDNs (Good Shepherd Home)/(Fifth Third Bank, Cincinnati LOC), 0.100%, 11/6/2014	1,470,000
		Pennsylvania—12.6%
2,500,000		North Penn, PA Water Authority, (Series 2008) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.050%, 11/6/2014	2,500,000
2,000,000	[3,4]	Pennsylvania State Higher Education Facilities Authority, Joint Venture Interest Trust Receipts (JVI-1005) Weekly VRDNs (Thomas Jefferson University)/(GTD by Bank of America N.A.)/(Bank of America N.A. LIQ), 0.280%, 11/6/2014	2,000,000
Annual Shareholder Report
3

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	Pennsylvania—continued
$2,200,000	Upper St. Clair Township, PA, (Series of 2008) Weekly VRDNs (Bank of New York Mellon LIQ), 0.060%, 11/6/2014	$2,200,000
	TOTAL	6,700,000
	Tennessee—12.0%
1,470,000	Blount County, TN Public Building Authority, (Series E-8-A) Weekly VRDNs (Maryville, TN)/(Branch Banking & Trust Co. LOC), 0.040%, 11/5/2014	1,470,000
4,870,000	Metropolitan Government Nashville & Davidson County, TN HEFA, (Series 2009) Weekly VRDNs (Meharry Medical College)/(Fifth Third Bank, Cincinnati LOC), 0.150%, 11/7/2014	4,870,000
	TOTAL	6,340,000
	Texas—3.8%
2,000,000	Port Arthur Navigation District, TX IDC, (Series 2011) Weekly VRDNs (TOTAL Petrochemicals USA, Inc.)/(GTD by Total S.A.), 0.060%, 11/5/2014	2,000,000
	Washington—3.3%
1,725,000	Washington State Housing Finance Commission, (Series 2013), 0.43% TOBs (Family Tree and Lincoln Way LLC), Mandatory Tender 1/5/2015	1,725,000
	Wisconsin—0.9%
500,000	Madison, WI Metropolitan School District, 1.00% TRANs, 9/8/2015	503,525
	TOTAL MUNICIPAL INVESTMENTS—99.8% (AT AMORTIZED COST)[5]	52,885,476
	OTHER ASSETS AND LIABILITIES - NET—0.2%[6]	87,702
	TOTAL NET ASSETS—100%	$52,973,178
At October 31, 2014, the Fund held no securities that are subject to the federal alternative minimum tax (AMT) (unaudited).
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
Annual Shareholder Report
4

At October 31, 2014, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value (unaudited)

First Tier	Second Tier
100.0%	0.0%
2	Current rate and next reset date shown for Variable Rate Demand Instruments.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2014, these restricted securities amounted to $4,370,000, which represented 8.2% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2014, these liquid restricted securities amounted to $4,370,000, which represented 8.2% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2014.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2014, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
Annual Shareholder Report
5

The following acronyms are used throughout this portfolio:
AMT	—Alternative Minimum Tax
BANs	—Bond Anticipation Notes
COL	—Collateralized
EDA	—Economic Development Authority
EDR	—Economic Development Revenue
FHLB	—Federal Home Loan Bank
GNMA	—Government National Mortgage Association
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
IDA	—Industrial Development Authority
IDC	—Industrial Development Corporation
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
PCRB	—Pollution Control Revenue Bond
PRF	—Prerefunded
PUTTERs	—Puttable Tax-Exempt Receipts
RANs	—Revenue Anticipation Notes
TOBs	—Tender Option Bonds
TRANs	—Tax and Revenue Anticipation Notes
VRDNs	—Variable Rate Demand Notes
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
6

Financial Highlights
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	—	—	—	0.000[1]	0.000[1]
Net realized gain on investments	—	0.000[1]	0.000[1]	—	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	—	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	—	—	—	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	—	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	—	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.00%[3]	0.00%[3]	0.00%	0.00%[3]	0.03%
Ratios to Average Net Assets:
Net expenses	0.16%	0.21%	0.30%	0.42%	0.43%
Net investment income	0.00%	0.00%	0.00%	0.00%[3]	0.00%[3]
Expense waiver/reimbursement[4]	0.55%	0.43%	0.43%	0.32%	0.18%
Supplemental Data:
Net assets, end of period (000 omitted)	$52,973	$66,331	$76,947	$94,829	$119,565
1	Represents less than $0.001.
2	Based on net asset value.
3	Represents less than 0.01%.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
7

Statement of Assets and Liabilities
October 31, 2014
Assets:
Total investment in securities, at amortized cost and fair value		$52,885,476
Cash		58,314
Income receivable		42,479
TOTAL ASSETS		52,986,269
Liabilities:
Payable to adviser (Note 5)	$1,276
Payable for transfer agent fee	1,013
Payable for Directors'/Trustees' fees (Note 5)	130
Payable for legal fees	2,434
Payable for portfolio accounting fees	4,246
Payable for share registration costs	3,540
Accrued expenses (Note 5)	452
TOTAL LIABILITIES		13,091
Net assets for 52,981,039 shares outstanding		$52,973,178
Net Assets Consist of:
Paid-in capital		$52,973,178
TOTAL NET ASSETS		$52,973,178
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$52,973,178 ÷ 52,981,039 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
8

Statement of Operations
Year Ended October 31, 2014
Investment Income:
Interest			$102,997
Expenses:
Investment adviser fee (Note 5)		$252,839
Administrative fee (Note 5)		49,405
Custodian fees		3,279
Transfer agent fee		5,793
Directors'/Trustees' fees (Note 5)		702
Auditing fees		19,600
Legal fees		21,015
Portfolio accounting fees		42,068
Share registration costs		37,727
Printing and postage		10,925
Miscellaneous (Note 5)		4,883
TOTAL EXPENSES		448,236
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 5)	$(252,839)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(92,400)
TOTAL WAIVERS AND REIMBURSEMENT		(345,239)
Net expenses			102,997
Net investment income			—
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
9

Statement of Changes in Net Assets
Year Ended October 31	2014	2013
Increase (Decrease) in Net Assets
Operations:
Net investment income	$—	$—
Net realized gain on investments	—	112
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	—	112
Distributions to Shareholders:
Distributions from net realized gain on investments	(112)	(260)
Share Transactions:
Proceeds from sale of shares	177,035,047	224,728,661
Net asset value of shares issued to shareholders in payment of distributions declared	2	38
Cost of shares redeemed	(190,392,621)	(235,344,807)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(13,357,572)	(10,616,108)
Change in net assets	(13,357,684)	(10,616,256)
Net Assets:
Beginning of period	66,330,862	76,947,118
End of period	$52,973,178	$66,330,862
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
10

Notes to Financial Statements
October 31, 2014
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 33 portfolios. The financial statements included herein are only those of Federated Tax-Free Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide dividend income exempt from federal regular income taxes while seeking relative stability of principal. The Fund's investment adviser also will invest the Fund's assets entirely in securities not subject to the federal AMT for individuals and corporations. Interest income from the Fund's investments may be subject to state and local taxes.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Annual Shareholder Report
11

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. For the year ended October 31, 2014, unaffiliated third parties waived $3,381 of transfer agent fees.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the year ended October 31, 2014, the Fund did not incur other service fees.
Premium and Discount Amortization
All premiums and discounts are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended October 31, 2014, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2014, tax years 2011 through 2014 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Annual Shareholder Report
12

Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
Year Ended October 31	2014	2013
Shares sold	177,035,047	224,728,661
Shares issued to shareholders in payment of distributions declared	2	38
Shares redeemed	(190,392,621)	(235,344,807)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(13,357,572)	(10,616,108)
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2014 and 2013, was as follows:
	2014	2013
Long-term capital gains	$112	$260
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Under the investment advisory contract, which is subject to annual review by the Trustees, the Adviser will waive the amount, limited to the amount of the advisory fee, by which the Fund's aggregate annual operating expenses, including the investment advisory fee but excluding interest, taxes, brokerage commissions, expenses of registering or qualifying the Fund and its shares under federal and state laws and regulations, expenses of withholding taxes and extraordinary expenses exceed 0.45% of its average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the year ended October 31, 2014, the Adviser waived its entire fee of $252,839 and voluntarily reimbursed $89,019 of of other operating expenses.
Annual Shareholder Report
13

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2014, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Interfund Transactions
During the year ended October 31, 2014, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $105,095,000 and $105,475,000, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of October 31, 2014, there were no outstanding loans. During the year ended October 31, 2014, the Fund did not utilize the LOC.
Annual Shareholder Report
14

7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2014, there were no outstanding loans. During the year ended October 31, 2014, the program was not utilized.
8. REGULATORY MATTERS
On July 23, 2014, the SEC voted to amend the rules under the Act which currently govern the operations of the Fund. A significant change resulting from these amendments will be a requirement that institutional prime funds (i.e. not retail as defined in the amendments) transact fund shares based on a market-based Net Asset Value (NAV). Other types of money market funds may continue to transact fund shares at an NAV calculated using the amortized cost valuation method. Among additional disclosure and other requirements, the amendments also will permit a money market fund, or, in certain circumstances, require a money market fund (other than a government money market fund which satisfies the requirements of the amended rules) to impose liquidity fees on redemptions, and permit a money market fund to limit (or gate) redemptions for up to 10 business days in any 90-day period. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016, two years after the effective date for the rule amendments. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Fund's operations, financial statements and accompanying notes.
9. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended October 31, 2014, the amount of long-term capital gains designated by the Fund was $112.
Annual Shareholder Report
15

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF Trustees OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF FEDERATED TAX-FREE TRUST:
We have audited the accompanying statement of assets and liabilities of Federated Tax-Free Trust (the “Fund”) (one of the portfolios constituting Money Market Obligations Trust), including the portfolio of investments, as of October 31, 2014, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2014, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Tax-Free Trust, a portfolio of Money Market Obligations Trust, at October 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
December 23, 2014
Annual Shareholder Report
16

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2014 to October 31, 2014.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 5/1/2014	Ending Account Value 10/31/2014	Expenses Paid During Period[1,2]
Actual	$1,000	$1,000.00	$0.81
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.40	$0.82
1	Expenses are equal to the Fund's annualized net expense ratio of 0.16%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's current Fee Limit of 0.45% (as reflected in the Notes to Financial Statements, Note 5 under Investment Adviser Fee,) multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.27 and $2.29, respectively.
Annual Shareholder Report
17

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2013, the Trust comprised 35 portfolio(s), and the Federated Fund Family consisted of 42 investment companies (comprising 135 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
Annual Shareholder Report
18

INDEPENDENT Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and CEO, The Collins Group, Inc. (a private equity firm).
Other Directorships Held: Chairman Emeriti, Bentley University; Director, Sterling Suffolk Downs, Inc.; Former Director, National Association of Printers and Lithographers.
Previous Positions: Director and Audit Committee Member, Bank of America Corp.
Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Associate General Secretary and Director, Office for Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law; Superior Court of Pennsylvania (service began 1998 and ended July 2009).
Other Directorships Held: Director, Consol Energy (service started June 2013); Director, Auberle (service ended December 2013); Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director, Ireland Institute of Pittsburgh (service ended December 2013); Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society (service ended December 2013); Director, Our Campaign for the Church Alive!, Inc.; Director, Pennsylvania Bar Institute (2013-present); Director, Cardinal Wuerl North Catholic High School (2013-present).
Previous Position: Professor of Law, Duquesne University School of Law, Pittsburgh (1983-1998).
Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: August 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Annual Shareholder Report
19

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
P. Jerome Richey Birth Date: February 23, 1949 Trustee Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; General Counsel, University of Pittsburgh.
Other Directorships Held: Board Chairman, Epilepsy Foundation of Western Pennsylvania; Board Member, World Affairs Council of Pittsburgh.
Previous Positions: Chief Legal Officer and Executive Vice President, CONSOL Energy Inc.; Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
Qualifications: Business management, legal and director experience.
Annual Shareholder Report
20

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Annual Shareholder Report
21

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Previous Positions: Served in Senior Management positions with a large regional banking organization.
Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Officer since: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of Federated's money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Officer since: May 2004	Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of Federated's tax-exempt, fixed-income products in 2004 and Chief Investment Officer of Federated's Tax-Free Money Markets in 2010. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson has received the Chartered Financial Analyst designation and holds an M.B.A. in Finance from the University of Pittsburgh.
Michael W. Sirianni Jr. Birth Date: April 29, 1965 Vice President Officer since: June 2012 Portfolio Manager since: September 1996	Principal Occupations: Michael W. Sirianni Jr. has been the Fund's Portfolio Manager since September 1996. He is Vice President of the Trust with respect to the Fund. Mr. Sirianni joined Federated in 1988 and has been a Senior Portfolio Manager since September 2007 and Vice President of the Fund's Adviser since January 1999. Mr. Sirianni received his B.A. from Pennsylvania State University and M.B.A. from the University of Pittsburgh.
Annual Shareholder Report
22

Evaluation and Approval of Advisory Contract–May 2014
Federated Tax-Free Trust (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2014 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to
Annual Shareholder Report
23

institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
Annual Shareholder Report
24

the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relative indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted that the investment advisory fee was waived in its entirety and that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; and different portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
Annual Shareholder Report
25

The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance fell below the median of the relevant peer group for the one-year period covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund in the context of the other factors considered relevant by the Board.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. In addition, following discussions regarding the Senior Officer's May 2013 recommendations, Federated made meaningful reductions to gross advisory fees for several funds. At the Board meeting in May 2014, the Senior Officer proposed, and the Board approved, reductions in the contractual advisory fees of certain other funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision
Annual Shareholder Report
26

of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
Annual Shareholder Report
27

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Annual Shareholder Report
28

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Annual Shareholder Report
29

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Tax-Free Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N666
29452 (12/14)
Federated is a registered trademark of Federated Investors, Inc.
2014 ©Federated Investors, Inc.
Annual Shareholder Report
October 31, 2014
Share Class	Ticker
Institutional	FLMXX
Cash II	FLCXX
Cash Series	FLSXX

Federated Florida Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At October 31, 2014, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	88.4%
Municipal Notes	7.4%
Commercial Paper	4.1%
Other Assets and Liabilities—Net[2]	0.1%
TOTAL	100.0%
At October 31, 2014, the Fund's effective maturity schedule3 was as follows:
Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	88.4%
8-30 Days	5.0%
31-90 Days	1.4%
91-180 Days	1.7%
181 Days or more	3.4%
Other Assets and Liabilities—Net[2]	0.1%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Annual Shareholder Report
1

Portfolio of Investments
October 31, 2014
Principal Amount			Value
		SHORT-TERM MUNICIPALS—99.9%[1,2]
		Florida—87.7%
$11,500,000		Broward County, FL Airport Facility, (Series 2007A) Weekly VRDNs (Embraer Aircraft Holding, Inc.)/(Citibank NA, New York LOC), 0.080%, 11/5/2014	$11,500,000
9,910,000	[3,4]	Broward County, FL School Board, SPEARs (Series DBE-580) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.140%, 11/6/2014	9,910,000
1,265,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Florida AMT) Series 2009-75 Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.170%, 11/6/2014	1,265,000
6,230,000		Coconut Creek, FL, (Series 2007) Weekly VRDNs (Junior Achievement of South Florida, Inc.)/(TD Bank, N.A. LOC), 0.080%, 11/6/2014	6,230,000
1,950,000		Florida Development Finance Corp., (Series 2006A) Weekly VRDNs (Florida Food Products, Inc.)/(FHLB of Atlanta LOC), 0.090%, 11/6/2014	1,950,000
3,750,000		Florida HFA, (Series 1985-SS) Weekly VRDNs (Woodlands Apartments)/(Northern Trust Co., Chicago, IL LOC), 0.050%, 11/5/2014	3,750,000
12,665,000		Florida Housing Finance Corp., (Series 2003 P: Wellesley Apartments) Weekly VRDNs (TWC Twenty-Two )/(Citibank NA, New York LOC), 0.080%, 11/5/2014	12,665,000
3,388,000	[3,4]	Florida Housing Finance Corp., Clipper Tax-Exempt Certificates Trust (Series 2009-21) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.170%, 11/6/2014	3,388,000
4,545,000	[3,4]	Hillsborough County, FL Aviation Authority, SPEARs (Series DBE-645) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.150%, 11/6/2014	4,545,000
15,250,000		JEA, FL Water & Sewer System, (2008 Series B: Senior Revenue Bonds) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.050%, 11/5/2014	15,250,000
1,680,000		Jacksonville, FL HFDC, (Series 2002) Weekly VRDNs (University of Florida Jacksonville Physicians, Inc.)/(Bank of America N.A. LOC), 0.060%, 11/5/2014	1,680,000
6,000,000		Jacksonville, FL PCR, Pollution Control Revenue Refunding Bonds (Series 1992), 0.18% CP (Florida Power & Light Co.), Mandatory Tender 11/20/2014	6,000,000
5,422,000	[3,4]	Miami-Dade County, FL Aviation, Clipper Tax-Exempt Certificates Trust (Series 2009-24) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.180%, 11/6/2014	5,422,000
12,500,000		Miami-Dade County, FL IDA, (Series 1998) Weekly VRDNs (Professional Modification Services, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.110%, 11/5/2014	12,500,000
Annual Shareholder Report
2

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Florida—continued
$3,000,000		North Broward Florida Hospital District, (Series 2008A) Weekly VRDNs (TD Bank, N.A. LOC), 0.050%, 11/6/2014	$3,000,000
750,000		Orange County, FL IDA, (Series 2000) Weekly VRDNs (Central Florida Kidney Centers, Inc.)/(SunTrust Bank LOC), 0.200%, 11/5/2014	750,000
5,500,000	[3,4]	Orange County, FL School Board, Floater Certificates (Series 2008-2988) Weekly VRDNs (Morgan Stanley Bank, N.A. LIQ), 0.100%, 11/6/2014	5,500,000
1,335,000	[3,4]	Orlando, FL Contract Tourist Development, Floaters (Series 2014-0001) Weekly VRDNs (Orlando, FL)/(Credit Suisse, Zurich LIQ), 0.100%, 11/6/2014	1,335,000
4,250,000		Pinellas County, FL Health Facility Authority, (Series 2009A-2) Weekly VRDNs (Baycare Health System)/(Northern Trust Co., Chicago, IL LOC), 0.050%, 11/6/2014	4,250,000
1,465,000		Polk County, FL IDA, (Series 2011) Weekly VRDNs (Tremron Lakeland, LLC)/(Branch Banking & Trust Co. LOC), 0.110%, 11/6/2014	1,465,000
4,730,000		Sumter County, FL IDA, (Series 2007) Weekly VRDNs (American Cement Company LLC)/(Bank of America N.A. LOC), 0.120%, 11/6/2014	4,730,000
6,475,000		UCF Health Facilities Corp., FL, Capital Improvement Revenue Bonds (Series 2007) Weekly VRDNs (UCF Health Sciences Campus at Lake Nona)/(Fifth Third Bank, Cincinnati LOC), 0.150%, 11/7/2014	6,475,000
4,275,000		Volusia County, FL IDA, (Series 2008A) Weekly VRDNs (Management by Innovation, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.170%, 11/6/2014	4,275,000
		TOTAL	127,835,000
		Multi-State—2.4%
3,500,000	[3,4]	Blackrock MuniYield Quality Fund, Inc., Weekly VRDPs (Series W-7), (Barclays Bank PLC LIQ), 0.14%, 11/6/2014	3,500,000
		New Jersey—8.9%
1,000,000		Allamuchy Township, NJ, 1.25% BANs, 10/20/2015	1,005,469
1,000,000		Belmar, NJ, 1.00% BANs, 2/13/2015	1,001,207
1,217,458		East Greenwich Township, NJ, (Series 2013B), 1.00% BANs, 11/12/2014	1,217,578
2,000,000		Freehold Borough, NJ, (Series 2013A), 1.00% BANs, 12/17/2014	2,000,574
1,000,000		Hopewell Borough, NJ, 1.50% BANs, 9/24/2015	1,005,322
1,685,000		Madison Borough, NJ, 1.00% BANs, 8/14/2015	1,692,229
3,560,000		New Jersey EDA Weekly VRDNs (Services for Children with Hidden Intelligence, Inc.)/(Fulton Bank, N.A. LOC), 0.900%, 11/6/2014	3,560,000
1,500,000		North Wildwood, NJ, 1.00% BANs, 3/11/2015	1,501,693
		TOTAL	12,984,072
Annual Shareholder Report
3

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	New York—0.9%
$1,309,629	Brocton, NY CSD, (Series 2014A), 1.00% BANs, 6/5/2015	$1,313,478
	TOTAL MUNICIPAL INVESTMENTS—99.9% (AT AMORTIZED COST)[5]	145,632,550
	OTHER ASSETS AND LIABILITIES - NET—0.1%[6]	155,424
	TOTAL NET ASSETS—100%	$145,787,974
Securities that are subject to the federal alternative minimum tax (AMT) represent 46.1% of the portfolio as calculated based upon total market value (percentage is unaudited).
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At October 31, 2014, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value (unaudited)

First Tier	Second Tier
97.0%	3.0%
2	Current rate and next reset date shown for Variable Rate Demand Instruments.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2014, these restricted securities amounted to $34,865,000, which represented 23.9% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2014, these liquid restricted securities amounted to $34,865,000, which represented 23.9% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2014.
Annual Shareholder Report
4

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2014, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
The following acronyms are used throughout this portfolio:
AMT	—Alternative Minimum Tax
BANs	—Bond Anticipation Notes
COL	—Collateralized
CP	—Commercial Paper
CSD	—Central School District
EDA	—Economic Development Authority
FHLB	—Federal Home Loan Bank
GNMA	—Government National Mortgage Association
GTD	—Guaranteed
HFA	—Housing Finance Authority
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
PCR	—Pollution Control Revenue
SPEARs	—Short Puttable Exempt Adjustable Receipts
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
5

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	—	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	—	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.02%	0.02%	0.01%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.18%	0.25%	0.35%	0.47%	0.48%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[3]	0.73%	0.62%	0.54%	0.44%	0.37%
Supplemental Data:
Net assets, end of period (000 omitted)	$43,994	$68,590	$83,187	$100,630	$134,154
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
6

Financial Highlights–Cash II Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	—	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	—	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.02%	0.02%	0.01%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.18%	0.25%	0.34%	0.48%	0.48%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[3]	1.02%	0.91%	0.84%	0.72%	0.64%
Supplemental Data:
Net assets, end of period (000 omitted)	$25,401	$27,832	$61,427	$37,088	$54,935
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
7

Financial Highlights–Cash Series Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	—	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	—	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.02%	0.02%	0.01%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.18%	0.25%	0.35%	0.47%	0.48%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[3]	1.37%	1.27%	1.19%	1.07%	0.99%
Supplemental Data:
Net assets, end of period (000 omitted)	$76,393	$67,173	$63,721	$76,547	$76,473
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
8

Statement of Assets and Liabilities
October 31, 2014
Assets:
Total investment in securities, at amortized cost and fair value		$145,632,550
Cash		122,344
Income receivable		72,314
Receivable for shares sold		64,420
TOTAL ASSETS		145,891,628
Liabilities:
Payable for shares redeemed	$66,641
Income distribution payable	165
Payable to adviser (Note 5)	2,034
Payable for legal fees	2,146
Payable for portfolio accounting fees	8,547
Payable for other service fees (Note 2)	1,543
Payable for share registration costs	19,471
Accrued expenses (Note 5)	3,107
TOTAL LIABILITIES		103,654
Net assets for 145,708,313 shares outstanding		$145,787,974
Net Assets Consist of:
Paid-in capital		$145,708,313
Accumulated net realized gain on investments		79,666
Distributions in excess of net investment income		(5)
TOTAL NET ASSETS		$145,787,974
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$43,993,790 ÷ 43,969,874 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash II Shares:
$25,400,688 ÷ 25,387,177 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash Series Shares:
$76,393,496 ÷ 76,351,262 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
9

Statement of Operations
Year Ended October 31, 2014
Investment Income:
Interest			$322,975
Expenses:
Investment adviser fee (Note 5)		$676,838
Administrative fee (Note 5)		132,259
Custodian fees		7,387
Transfer agent fee		144,695
Directors'/Trustees' fees (Note 5)		1,200
Auditing fees		19,600
Legal fees		21,627
Portfolio accounting fees		71,303
Distribution services fee (Note 5)		586,162
Other service fees (Note 2)		399,532
Share registration costs		77,762
Printing and postage		25,888
Miscellaneous (Note 5)		6,008
TOTAL EXPENSES		2,170,261
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 5)	$(676,838)
Waivers/reimbursement of other operating expenses (Notes 2 and 5)	(1,187,612)
TOTAL WAIVERS AND REIMBURSEMENT		(1,864,450)
Net expenses			305,811
Net investment income			17,164
Net realized gain on investments			79,666
Change in net assets resulting from operations			$96,830
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
10

Statement of Changes in Net Assets
Year Ended October 31	2014	2013
Increase (Decrease) in Net Assets
Operations:
Net investment income	$17,164	$18,046
Net realized gain on investments	79,666	22,400
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	96,830	40,446
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(5,570)	(7,407)
Cash II Shares	(2,685)	(3,943)
Cash Series Shares	(8,651)	(6,576)
Distributions from net realized gain on investments
Institutional Shares	(8,835)	(8,395)
Cash II Shares	(3,914)	(6,172)
Cash Series Shares	(9,648)	(7,552)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(39,303)	(40,045)
Share Transactions:
Proceeds from sale of shares	492,719,050	446,376,008
Net asset value of shares issued to shareholders in payment of distributions declared	31,634	31,846
Cost of shares redeemed	(510,615,054)	(491,148,282)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(17,864,370)	(44,740,428)
Change in net assets	(17,806,843)	(44,740,027)
Net Assets:
Beginning of period	163,594,817	208,334,844
End of period (including distributions in excess of net investment income of $(5) and $(263), respectively)	$145,787,974	$163,594,817
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
11

Notes to Financial Statements
October 31, 2014
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 33 portfolios. The financial statements included herein are only those of Federated Florida Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Cash II Shares and Cash Series Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax consistent with stability of principal and liquidity and to maintain an investment portfolio that will cause its Shares to be exempt from the Florida State intangibles tax. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Annual Shareholder Report
12

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares, Cash II Shares and Cash Series Shares may bear distribution services fees, other service fees and transfer agent fees unique to those classes. For the year ended October 31, 2014, unaffiliated third parties waived $122,450 of transfer agent fees.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Cash II Shares and Cash Series Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the year ended October 31, 2014, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Waived by Unaffiliated Third Parties
Institutional Shares	$116,166	$(116,166)
Cash II Shares	67,137	(67,137)
Cash Series Shares	216,229	(216,229)
TOTAL	$399,532	$(399,532)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization
All premiums and discounts are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended October 31, 2014, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2014, tax years 2011 through 2014 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
Annual Shareholder Report
13

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended October 31	2014		2013
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	180,042,458	$180,042,458	180,606,708	$180,606,708
Shares issued to shareholders in payment of distributions declared	6,814	6,814	7,909	7,909
Shares redeemed	(204,660,628)	(204,660,628)	(195,212,081)	(195,212,081)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(24,611,356)	$(24,611,356)	(14,597,464)	$(14,597,464)
Annual Shareholder Report
14

Year Ended October 31	2014		2013
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	51,251,035	$51,251,035	59,675,364	$59,675,364
Shares issued to shareholders in payment of distributions declared	6,598	6,598	10,115	10,115
Shares redeemed	(53,698,114)	(53,698,114)	(93,278,288)	(93,278,288)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	(2,440,481)	$(2,440,481)	(33,592,809)	$(33,592,809)

Year Ended October 31	2014		2013
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	261,425,557	$261,425,557	206,093,936	$206,093,936
Shares issued to shareholders in payment of distributions declared	18,222	18,222	13,822	13,822
Shares redeemed	(252,256,312)	(252,256,312)	(202,657,913)	(202,657,913)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	9,187,467	$9,187,467	3,449,845	$3,449,845
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(17,864,370)	$(17,864,370)	(44,740,428)	$(44,740,428)
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2014 and 2013, was as follows:
	2014	2013
Tax-exempt income	$16,906	$17,926
Ordinary income[1]	$—	$7.298
Long-term capital gains	$22,397	$14,821
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
As of October 31, 2014, the components of distributable earnings on a tax basis were as follows:
Distributions in excess of tax-exempt income	$(5)
Undistributed ordinary income[2]	$45,806
Undistributed long-term capital gains	$33,860
2	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
Annual Shareholder Report
15

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2014, the Adviser voluntarily waived its entire fee of $676,838 and voluntarily reimbursed $79,468 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2014, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Shares, Cash II Shares and Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Institutional Shares	0.25%
Cash II Shares	0.25%
Cash Series Shares	0.60%
Annual Shareholder Report
16

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2014, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Cash II Shares	$67,212	$(67,212)
Cash Series Shares	$518,950	$(518,950)
TOTAL	$586,162	$(586,162)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended October 31, 2014, the Fund's Institutional Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Institutional Shares, Cash II Shares and Cash Series Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.62%, 0.88% and 1.03% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) March 1, 2015; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended October 31, 2014, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $306,295,000 and $254,470,000, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. CONCENTRATION OF RISK
Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 2014, 67.7% of the securities in the portfolio of
Annual Shareholder Report
17

investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency, was 16.6% of total investments.
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of October 31, 2014, there were no outstanding loans. During the year ended October 31, 2014, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2014, there were no outstanding loans. During the year ended October 31, 2014, the program was not utilized.
9. REGULATORY MATTERS
On July 23, 2014, the SEC voted to amend the rules under the Act which currently govern the operations of the Fund. A significant change resulting from these amendments will be a requirement that institutional prime funds (i.e. not retail as defined in the amendments), transact fund shares based on a market-based Net Asset Value (NAV). Other types of money market funds may continue to transact fund shares at an NAV calculated using the amortized cost valuation method. Among additional disclosure and other requirements, the amendments also will permit a money market fund, or, in certain circumstances, require a money market fund (other than a government money market fund which satisfies the requirements of the amended rules) to impose liquidity fees on redemptions, and permit a money market fund to limit (or gate) redemptions for up to 10 business days in any 90-day period. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016, two years after the effective date for the rule amendments. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Fund's operations, financial statements and accompanying notes.
10. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended October 31, 2014, the amount of long-term capital gains designated by the Fund was $22,397.
For the year ended October 31, 2014, 100% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.
Annual Shareholder Report
18

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF Trustees of Money Market Obligations Trust AND SHAREHOLDERS OF Federated Florida Municipal Cash Trust:
We have audited the accompanying statement of assets and liabilities of Federated Florida Municipal Cash Trust (the “Fund”) (one of the portfolios constituting Money Market Obligations Trust), including the portfolio of investments, as of October 31, 2014, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2014, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Florida Municipal Cash Trust, a portfolio of Money Market Obligations Trust, at October 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
December 23, 2014
Annual Shareholder Report
19

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2014 to October 31, 2014.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Annual Shareholder Report
20

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 5/1/2014	Ending Account Value 10/31/2014	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,000.10	$0.91[2]
Cash II Shares	$1,000	$1,000.10	$0.91[3]
Cash Series Shares	$1,000	$1,000.10	$0.91[4]
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,024.30	$0.92[2]
Cash II Shares	$1,000	$1,024.30	$0.92[3]
Cash Series Shares	$1,000	$1,024.30	$0.92[4]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.18%
Cash II Shares	0.18%
Cash Series Shares	0.18%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Institutional Shares current Fee Limit of 0.62% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $3.13 and $3.16, respectively.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Cash II Shares current Fee Limit of 0.88% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $4.44 and $4.48, respectively.
4	Actual and Hypothetical expenses paid during the period utilizing the Fund's Cash Series Shares current Fee Limit of 1.03% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $5.19 and $5.24, respectively.
Annual Shareholder Report
21

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2013, the Trust comprised 35 portfolio(s), and the Federated Fund Family consisted of 42 investment companies (comprising 135 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
Annual Shareholder Report
22

INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and CEO, The Collins Group, Inc. (a private equity firm).
Other Directorships Held: Chairman Emeriti, Bentley University; Director, Sterling Suffolk Downs, Inc.; Former Director, National Association of Printers and Lithographers.
Previous Positions: Director and Audit Committee Member, Bank of America Corp.
Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Associate General Secretary and Director, Office for Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law; Superior Court of Pennsylvania (service began 1998 and ended July 2009).
Other Directorships Held: Director, Consol Energy (service started June 2013); Director, Auberle (service ended December 2013); Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director, Ireland Institute of Pittsburgh (service ended December 2013); Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society (service ended December 2013); Director, Our Campaign for the Church Alive!, Inc.; Director, Pennsylvania Bar Institute (2013-present); Director, Cardinal Wuerl North Catholic High School (2013-present).
Previous Position: Professor of Law, Duquesne University School of Law, Pittsburgh (1983-1998).
Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: August 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Annual Shareholder Report
23

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
P. Jerome Richey Birth Date: February 23, 1949 Trustee Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; General Counsel, University of Pittsburgh.
Other Directorships Held: Board Chairman, Epilepsy Foundation of Western Pennsylvania; Board Member, World Affairs Council of Pittsburgh.
Previous Positions: Chief Legal Officer and Executive Vice President, CONSOL Energy Inc.; Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
Qualifications: Business management, legal and director experience.
Annual Shareholder Report
24

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Annual Shareholder Report
25

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Previous Positions: Served in Senior Management positions with a large regional banking organization.
Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Officer since: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of Federated's money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Officer since: May 2004	Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of Federated's tax-exempt, fixed-income products in 2004 and Chief Investment Officer of Federated's Tax-Free Money Markets in 2010. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson has received the Chartered Financial Analyst designation and holds an M.B.A. in Finance from the University of Pittsburgh.
Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Officer since: May 2004 Portfolio Manager since: September 1994	Principal Occupations: Jeff A. Kozemchak has been the Fund's Portfolio Manager since September 1994. He is Vice President of the Trust with respect to the Fund. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak has received the Chartered Financial Analyst designation and holds an M.S. in Industrial Administration from Carnegie Mellon University in 1987.
Annual Shareholder Report
26

Evaluation and Approval of Advisory Contract–May 2014
Federated Florida Municipal Cash Trust (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2014 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to
Annual Shareholder Report
27

institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
Annual Shareholder Report
28

the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relative indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual fee rate and other expenses of the Fund with the Adviser, noting that the overall expense structure of the Fund, after waivers and expense reimbursements, was above the median of the relevant peer group, but the Board still was satisfied that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; and different portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
Annual Shareholder Report
29

The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Evaluation.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. In addition, following discussions regarding the Senior Officer's May 2013 recommendations, Federated made meaningful reductions to gross advisory fees for several funds. At the Board meeting in May 2014, the Senior Officer proposed, and the Board approved, reductions in the contractual advisory fees of certain other funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single
Annual Shareholder Report
30

change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
Annual Shareholder Report
31

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Annual Shareholder Report
32

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Annual Shareholder Report
33

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Florida Municipal Cash Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N336
CUSIP 60934N344
CUSIP 608919700
29505 (12/14)
Federated is a registered trademark of Federated Investors, Inc.
2014 ©Federated Investors, Inc.
Annual Shareholder Report
October 31, 2014
Ticker	GAMXX

Federated Georgia Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At October 31, 2014, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	74.1%
Municipal Notes	25.8%
Other Assets and Liabilities—Net[2]	0.1%
TOTAL	100.0%
At October 31, 2014, the Fund's effective maturity schedule3 was as follows:
Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	74.1%
8-30 Days	0.0%
31-90 Days	16.6%
91-180 Days	0.0%
181 Days or more	9.2%
Other Assets and Liabilities—Net[2]	0.1%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Annual Shareholder Report
1

Portfolio of Investments
October 31, 2014
Principal Amount			Value
		SHORT-TERM MUNICIPALS—99.9%[1,2]
		Georgia—99.9%
$11,335,000	[3,4]	Atlanta, GA Airport General Revenue, SPEARs (Series DBE-1298) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.140%, 11/6/2014	$11,335,000
1,000,000		Atlanta, GA, Urban Residential Finance Authority, (Series 1995) Weekly VRDNs (West End Housing Development)/(FNMA LOC), 0.210%, 11/6/2014	1,000,000
9,750,000		Atlanta, GA, Urban Residential Finance Authority, (Series 2006) Weekly VRDNs (Columbia at Sylvan Hills Apartments)/(FNMA LOC), 0.080%, 11/6/2014	9,750,000
10,000,000		Bartow County, GA Development Authority, (1st Series 2009) Weekly VRDNs (Georgia Power Co.), 0.100%, 11/5/2014	10,000,000
3,680,000		Bartow County, GA Development Authority, (Series 2010) Weekly VRDNs (VMC Specialty Alloys LLC)/(Comerica Bank LOC), 0.050%, 11/6/2014	3,680,000
3,350,000		Bartow County, GA Development Authority, (Series 2014) Weekly VRDNs (VMC Specialty Alloys LLC)/(Comerica Bank LOC), 0.130%, 11/3/2014	3,350,000
13,000,000		Bartow County, GA, (Series 2014), 0.75% TANs, 12/31/2014	13,007,658
3,660,000		Cherokee County, GA Development Authority, (Series 2008) Weekly VRDNs (Goodwill of North Georgia, Inc.)/(SunTrust Bank LOC), 0.200%, 11/5/2014	3,660,000
4,780,000		Columbia County, GA Development Authority, (Series 2002) Weekly VRDNs (Westwood Club Apartments)/(FNMA LOC), 0.070%, 11/6/2014	4,780,000
7,200,000		Columbus, GA Development Authority, (Series 2008) Weekly VRDNs (Lumpkin Park Partners, Ltd.)/(FHLMC LOC), 0.080%, 11/6/2014	7,200,000
1,755,000		Columbus, GA Development Authority, (Series 2009) Weekly VRDNs (Foundation Properties, Inc.)/(FHLB of Atlanta LOC), 0.100%, 11/6/2014	1,755,000
3,635,000		DeKalb County, GA Development Authority, (Series 2007) Weekly VRDNs (Inland Fresh Seafood Corp.)/(Fifth Third Bank, Cincinnati LOC), 0.170%, 11/6/2014	3,635,000
740,000		DeKalb County, GA Development Authority, (Series 2007) Weekly VRDNs (Sophia Academy, Inc.)/(FHLB of Atlanta LOC), 0.100%, 11/6/2014	740,000
9,500,000		DeKalb County, GA MFH Authority, (Series 2004) Weekly VRDNs (Highlands at East Atlanta Apartments)/(Mizuho Bank Ltd. LOC), 0.080%, 11/6/2014	9,500,000
9,000,000		DeKalb County, GA School District, (Series 2014), 0.75% TANs, 12/16/2014	9,006,154
8,000,000		Dougherty County, GA School System, (Series 2014), 0.75% TANs, 12/31/2014	8,005,460
Annual Shareholder Report
2

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Georgia—continued
$2,340,000		Fitzgerald & Ben Hill County, GA Development Authority, (Series 2007) Weekly VRDNs (Agri-Products, Inc.)/(U.S. Bank, N.A. LOC), 0.070%, 11/6/2014	$2,340,000
3,000,000		Fulton County, GA Development Authority, (Series 2000) Weekly VRDNs (Donnellan School, Inc.)/(Bank of New York Mellon LOC), 0.160%, 11/6/2014	3,000,000
8,735,000		Fulton County, GA Development Authority, (Series 2008) Weekly VRDNs (Children's Healthcare of Atlanta, Inc.)/(Landesbank Hessen-Thuringen LIQ), 0.080%, 11/5/2014	8,735,000
5,375,000		Gainesville and Hall County, GA Development Authority, (Series 2002) Weekly VRDNs (Fieldale Farms Corp.)/(Rabobank Nederland NV, Utrecht LOC), 0.120%, 11/6/2014	5,375,000
16,515,000	[3,4]	Georgia State HFA, MERLOTS (Series 2006-B11), 0.19% TOBs (Wells Fargo Bank, N.A. LIQ), Optional Tender 7/8/2015	16,515,000
1,515,000		Glynn-Brunswick, GA Hospital Authority, (Series 2008) Weekly VRDNs (Southeast Georgia Health System, Inc.)/(Branch Banking & Trust Co. LOC), 0.040%, 11/6/2014	1,515,000
1,060,000		Gwinnett County, GA Development Authority, (Series 2004) Weekly VRDNs (Pak-Lite, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.210%, 11/6/2014	1,060,000
9,265,000		Kennesaw, GA Development Authority, (Series 2004) Weekly VRDNs (Lakeside Vista Apartments)/(FNMA LOC), 0.080%, 11/6/2014	9,265,000
1,900,000		Main Street Gas, Inc., GA, (Series 2010A) Weekly VRDNs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), 0.050%, 11/6/2014	1,900,000
4,000,000		Pike County, GA Development Authority, (Series 2003) Weekly VRDNs (Southern Mills, Inc.)/(Bank of America N.A. LOC), 0.200%, 11/5/2014	4,000,000
4,240,000		Roswell, GA Housing Authority, (Series 2005) Weekly VRDNs (Wood Creek Apartments)/(FNMA LOC), 0.070%, 11/6/2014	4,240,000
1,000,000		Roswell, GA Housing Authority, MFH Refunding Revenue Bonds (Series 1988A) Weekly VRDNs (Belcourt Ltd.)/(Northern Trust Co., Chicago, IL LOC), 0.050%, 11/5/2014	1,000,000
3,000,000		Savannah, GA EDA, (Series 1995A) Weekly VRDNs (Home Depot, Inc.), 0.080%, 11/5/2014	3,000,000
1,000,000		Savannah, GA EDA, (Series B) Weekly VRDNs (Home Depot, Inc.)/(SunTrust Bank LOC), 0.210%, 11/5/2014	1,000,000
6,755,000		Savannah, GA Housing Authority, (Series 2003) Weekly VRDNs (Bradley Pointe Apartments)/(Key Bank, N.A. LOC), 0.190%, 11/6/2014	6,755,000
4,475,000		Wayne County, GA, IDA, (Series 2011) Weekly VRDNs (Sierra International Machinery LLC)/(Branch Banking & Trust Co. LOC), 0.110%, 11/6/2014	4,475,000
Annual Shareholder Report
3

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	Georgia—continued
$5,600,000	Willacoochee, GA Development Authority, (Series 1997) Weekly VRDNs (Langboard, Inc.)/(FHLB of Atlanta LOC), 0.150%, 11/6/2014	$5,600,000
	TOTAL MUNICIPAL INVESTMENTS—99.9% (AT AMORTIZED COST)[5]	180,179,272
	OTHER ASSETS AND LIABILITIES - NET—0.1%[6]	131,653
	TOTAL NET ASSETS—100%	$180,310,925
Securities that are subject to the federal alternative minimum tax (AMT) represent 59.4% of the portfolio as calculated based upon total market value (percentage is unaudited).
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At October 31, 2014, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value (unaudited)

First Tier	Second Tier
97.4%	2.6%
2	Current rate and next reset date shown for Variable Rate Demand Instruments.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2014, these restricted securities amounted to $27,850,000, which represented 15.4% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2014, these liquid restricted securities amounted to $27,850,000, which represented 15.4% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2014.
Annual Shareholder Report
4

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2014, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
The following acronyms are used throughout this portfolio:
EDA	—Economic Development Authority
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GTD	—Guaranteed
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MERLOTS	—Municipal Exempt Receipts Liquidity Optional Tender Series
MFH	—Multi-Family Housing
SPEARs	—Short Puttable Exempt Adjustable Receipts
TANs	—Tax Anticipation Notes
TOBs	—Tender Option Bonds
VRDNs	—Variable Rate Demand Notes
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
5

Financial Highlights
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	—	0.000[1]	0.000[1]	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	—	—	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.02%	0.03%	0.02%	0.02%	0.04%
Ratios to Average Net Assets:
Net expenses	0.13%	0.19%	0.32%	0.45%	0.48%
Net investment income	0.01%	0.02%	0.02%	0.02%	0.02%
Expense waiver/reimbursement[3]	0.78%	0.70%	0.55%	0.41%	0.36%
Supplemental Data:
Net assets, end of period (000 omitted)	$180,311	$196,010	$223,769	$266,913	$351,824
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
6

Statement of Assets and Liabilities
October 31, 2014
Assets:
Total investment in securities, at amortized cost and fair value		$180,179,272
Cash		35,251
Income receivable		119,523
Receivable for shares sold		49,778
TOTAL ASSETS		180,383,824
Liabilities:
Payable for shares redeemed	$54,655
Income distribution payable	84
Payable to adviser (Note 5)	1,486
Payable for Directors'/Trustees' fees (Note 5)	102
Payable for legal fees	2,102
Payable for portfolio accounting fees	5,538
Payable for other service fees (Notes 2)	264
Payable for share registration costs	5,687
Accrued expenses (Note 5)	2,981
TOTAL LIABILITIES		72,899
Net assets for 180,310,950 shares outstanding		$180,310,925
Net Assets Consist of:
Paid-in capital		$180,310,950
Distributions in excess of net investment income		(25)
TOTAL NET ASSETS		$180,310,925
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$180,310,925 ÷ 180,310,950 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
7

Statement of Operations
Year Ended October 31, 2014
Investment Income:
Interest			$269,051
Expenses:
Investment adviser fee (Note 5)		$784,812
Administrative fee (Note 5)		153,361
Custodian fees		7,700
Transfer agent fee		191,810
Directors'/Trustees' fees (Note 5)		1,402
Auditing fees		19,600
Legal fees		21,423
Portfolio accounting fees		52,053
Other service fees (Note 2)		489,453
Share registration costs		37,875
Printing and postage		17,138
Miscellaneous (Note 5)		5,392
TOTAL EXPENSES		1,782,019
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 5)	$(784,812)
Waivers/reimbursement of other operating expenses (Notes 2 and 5)	(747,827)
TOTAL WAIVERS AND REIMBURSEMENT		(1,532,639)
Net expenses			249,380
Net investment income			$19,671
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
8

Statement of Changes in Net Assets
Year Ended October 31	2014	2013
Increase (Decrease) in Net Assets
Operations:
Net investment income	$19,671	$41,764
Net realized gain on investments	—	29,506
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	19,671	71,270
Distributions to Shareholders:
Distributions from net investment income	(19,617)	(41,677)
Distributions from net realized gain on investments	(29,504)	(18,321)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(49,121)	(59,998)
Share Transactions:
Proceeds from sale of shares	215,444,179	271,160,910
Net asset value of shares issued to shareholders in payment of distributions declared	46,479	57,166
Cost of shares redeemed	(231,160,015)	(298,988,243)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(15,669,357)	(27,770,167)
Change in net assets	(15,698,807)	(27,758,895)
Net Assets:
Beginning of period	196,009,732	223,768,627
End of period (including (distributions in excess of) net investment income of $(25) and $(79), respectively)	$180,310,925	$196,009,732
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
9

Notes to Financial Statements
October 31, 2014
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 33 portfolios. The financial statements included herein are only those of Federated Georgia Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the income tax imposed by the state of Georgia consistent with stability of principal and liquidity. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Annual Shareholder Report
10

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. For the year ended October 31, 2014, unaffiliated third parties waived $156,974 of transfer agent fees.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. For the year ended October 31, 2014, unaffiliated third-party financial intermediaries waived the entire $489,453 of other service fees. This waiver can be modified or terminated at any time.
Premium and Discount Amortization
All premiums and discounts are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended October 31, 2014, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2014, tax years 2011 through 2014 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the
Annual Shareholder Report
11

securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
Year Ended October 31	2014	2013
Shares sold	215,444,179	271,160,910
Shares issued to shareholders in payment of distributions declared	46,479	57,166
Shares redeemed	(231,160,015)	(298,988,243)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(15,669,357)	(27,770,167)
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2014 and 2013, was as follows:
	2014	2013
Tax-exempt income	$19,617	$41,677
Ordinary income[1]	$6,469	$5,858
Long-term capital gains	$23,035	$12,463
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of October 31, 2014, the components of distributable earnings on a tax basis were as follows:
Distributions in excess of tax-exempt income	$(25)
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the year ended October 31, 2014, the Adviser voluntarily waived its entire fee of $784,812 and voluntarily reimbursed $101,400 of other operating expenses.
Annual Shareholder Report
12

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2014, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSSC) have voluntarily agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.52% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) March 1, 2015; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, this arrangement may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended October 31, 2014, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $206,730,000 and $179,655,000, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Annual Shareholder Report
13

6. CONCENTRATION OF RISK
Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 2014, 62.1% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 16.1% of total investments.
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of October 31, 2014, there were no outstanding loans. During the year ended October 31, 2014, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2014, there were no outstanding loans. During the year ended October 31, 2014, the program was not utilized.
9. REGULATORY MATTERS
On July 23, 2014, the SEC voted to amend the rules under the Act which currently govern the operations of the Fund. A significant change resulting from these amendments will be a requirement that institutional prime funds (i.e. not retail as defined in the amendments) transact fund shares based on a market-based Net Asset Value (NAV). Other types of money market funds may continue to transact fund shares at an NAV calculated using the amortized cost valuation method. Among additional disclosure and other requirements, the amendments also will permit a money market fund, or, in certain circumstances, require a money market fund (other than a government money market fund which satisfies the requirements of the amended rules) to impose liquidity fees on redemptions, and permit a money market fund to limit (or gate) redemptions for up to 10 business days in any 90-day period. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016, two years after the effective date for the rule amendments. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Fund's operations, financial statements and accompanying notes.
10. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended October 31, 2014, the amount of long-term capital gains designated by the Fund was $23,035.
For the year ended October 31, 2014, 100% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.
Annual Shareholder Report
14

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF Trustees of Money Market Obligations Trust AND SHAREHOLDERS OF Federated Georgia Municipal Cash Trust:
We have audited the accompanying statement of assets and liabilities of Federated Georgia Municipal Cash Trust (the “Fund”) (one of the portfolios constituting Money Market Obligations Trust), including the portfolio of investments, as of October 31, 2014, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2014, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Georgia Municipal Cash Trust, a portfolio of Money Market Obligations Trust, at October 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
December 23, 2014
Annual Shareholder Report
15

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2014 to October 31, 2014.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Annual Shareholder Report
16

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 5/1/2014	Ending Account Value 10/31/2014	Expenses Paid During Period[1,2]
Actual	$1,000	$1,000.10	$0.66
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.55	$0.66
1	Expenses are equal to the Fund's annualized net expense ratio of 0.13%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's current Fee Limit of 0.52% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.62 and $2.65, respectively.
Annual Shareholder Report
17

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2013, the Trust comprised 35 portfolio(s), and the Federated Fund Family consisted of 42 investment companies (comprising 135 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
Annual Shareholder Report
18

INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and CEO, The Collins Group, Inc. (a private equity firm).
Other Directorships Held: Chairman Emeriti, Bentley University; Director, Sterling Suffolk Downs, Inc.; Former Director, National Association of Printers and Lithographers.
Previous Positions: Director and Audit Committee Member, Bank of America Corp.
Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Associate General Secretary and Director, Office for Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law; Superior Court of Pennsylvania (service began 1998 and ended July 2009).
Other Directorships Held: Director, Consol Energy (service started June 2013); Director, Auberle (service ended December 2013); Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director, Ireland Institute of Pittsburgh (service ended December 2013); Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society (service ended December 2013); Director, Our Campaign for the Church Alive!, Inc.; Director, Pennsylvania Bar Institute (2013-present); Director, Cardinal Wuerl North Catholic High School (2013-present).
Previous Position: Professor of Law, Duquesne University School of Law, Pittsburgh (1983-1998).
Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: August 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Annual Shareholder Report
19

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
P. Jerome Richey Birth Date: February 23, 1949 Trustee Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; General Counsel, University of Pittsburgh.
Other Directorships Held: Board Chairman, Epilepsy Foundation of Western Pennsylvania; Board Member, World Affairs Council of Pittsburgh.
Previous Positions: Chief Legal Officer and Executive Vice President, CONSOL Energy Inc.; Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
Qualifications: Business management, legal and director experience.
Annual Shareholder Report
20

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Annual Shareholder Report
21

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Previous Positions: Served in Senior Management positions with a large regional banking organization.
Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Officer since: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of Federated's money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Officer since: May 2004	Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of Federated's tax-exempt, fixed-income products in 2004 and Chief Investment Officer of Federated's Tax-Free Money Markets in 2010. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson has received the Chartered Financial Analyst designation and holds an M.B.A. in Finance from the University of Pittsburgh.
Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Officer since: May 2004 Portfolio Manager since: August 1995	Principal Occupations: Jeff A. Kozemchak has been the Fund's Portfolio Manager since August 1995. He is Vice President of the Trust with respect to the Fund. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak has received the Chartered Financial Analyst designation and holds an M.S. in Industrial Administration from Carnegie Mellon University in 1987.
Annual Shareholder Report
22

Evaluation and Approval of Advisory Contract–May 2014
Federated Georgia Municipal Cash Trust (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2014 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to
Annual Shareholder Report
23

institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
Annual Shareholder Report
24

the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relative indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted that the investment advisory fee was waived in its entirety and that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; and different portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
Annual Shareholder Report
25

The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Evaluation.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. In addition, following discussions regarding the Senior Officer's May 2013 recommendations, Federated made meaningful reductions to gross advisory fees for several funds. At the Board meeting in May 2014, the Senior Officer proposed, and the Board approved, reductions in the contractual advisory fees of certain other funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single
Annual Shareholder Report
26

change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
Annual Shareholder Report
27

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Annual Shareholder Report
28

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Annual Shareholder Report
29

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Georgia Municipal Cash Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N328
29506 (12/14)
Federated is a registered trademark of Federated Investors, Inc.
2014 ©Federated Investors, Inc.
Annual Shareholder Report
October 31, 2014
Share Class	Ticker
Service	MMCXX
Cash Series	FMCXX

Federated Massachusetts Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At October 31, 2014, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	66.1%
Municipal Notes	29.9%
Commercial Paper	3.8%
Other Assets and Liabilities—Net[2]	0.2%
TOTAL	100.0%
At October 31, 2014, the Fund's effective maturity schedule3 was as follows:
Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	63.7%
8-30 Days	3.5%
31-90 Days	10.3%
91-180 Days	12.0%
181 Days or more	10.3%
Other Assets and Liabilities—Net[2]	0.2%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Annual Shareholder Report
1

Portfolio of Investments
October 31, 2014
Principal Amount			Value
		SHORT-TERM MUNICIPALS—99.8%[1,2]
		Massachusetts—99.8%
$4,300,000		Amesbury, MA, 0.55% BANs, 12/12/2014	$4,301,205
2,300,000		Athol, MA, 0.55% BANs, 11/25/2014	2,300,375
1,692,878		Ayer, MA, 1.00% BANs, 6/26/2015	1,700,540
8,155,000	[3,4]	Boston, MA Water & Sewer Commission, Municipal Securities Trust Receipts (Series 1996-SG-75) Weekly VRDNs (Societe Generale, Paris LIQ), 0.160%, 11/6/2014	8,155,000
1,730,000		Bridgewater, MA, 3.00% Bonds, 1/15/2015	1,739,606
2,177,781		Bridgewater-Raynham, MA Regional School District, 0.60% BANs, 4/2/2015	2,179,587
1,781,499		Chicopee, MA, 1.00% BANs, 11/21/2014	1,782,180
16,500,000	[3,4]	Commonwealth of Massachusetts, Municipal Securities Trust Receipts (Series 2008-SGC-51) Weekly VRDNs (Societe Generale, Paris LIQ), 0.050%, 11/6/2014	16,500,000
2,500,000	[3,4]	Commonwealth of Massachusetts, SPEARs (DB-1257) Weekly VRDNs (Deutsche Bank AG LIQ), 0.080%, 11/6/2014	2,500,000
1,000,000		Gardner, MA, 1.00% BANs, 5/1/2015	1,002,959
2,000,000		Greater Lowell, MA Regional Vocational Technical School District, 1.00% BANs, 4/24/2015	2,006,645
5,800,000		Hampden & Wilbraham, MA Regional School District, 0.45% BANs, 4/24/2015	5,804,687
1,850,000		Ipswich, MA, 1.00% BANs, 6/8/2015	1,857,746
6,000,000		Lawrence, MA, (Series A), 1.00% BANs, 9/1/2015	6,033,017
6,615,000		Massachusetts Bay Transportation Authority Sales Tax Revenue, (Series A-2) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.060%, 11/5/2014	6,615,000
4,050,000		Massachusetts Bay Transportation Authority Sales Tax Revenue, 7 Month Window MVRENs (Series 2010A), 0.140%, 11/6/2014	4,050,000
10,310,000	[3,4]	Massachusetts Bay Transportation Authority Sales Tax Revenue, BB&T Floater Certificate (Series 2029) Weekly VRDNs (Branch Banking & Trust Co. LIQ), 0.050%, 11/6/2014	10,310,000
8,162,000		Massachusetts Development Finance Agency, (Issue 4), 0.20% CP (FHLB of Boston LOC), Mandatory Tender 12/16/2014	8,162,000
5,680,000		Massachusetts Development Finance Agency, (Series 2011A) Weekly VRDNs (Jewish Rehabilitation Centers For Living, Inc.)/(Citizens Bank, N.A., Providence LOC), 0.240%, 11/6/2014	5,680,000
3,425,000		Massachusetts Development Finance Agency, (Series 2011B) Weekly VRDNs (Jewish Rehabilitation Centers For Living, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.100%, 11/6/2014	3,425,000
Annual Shareholder Report
2

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Massachusetts—continued
$9,585,000		Massachusetts Development Finance Agency, (Series 2013) Weekly VRDNs (CIL Realty of Massachusetts)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.050%, 11/6/2014	$9,585,000
1,000,000	[3,4]	Massachusetts HEFA, (Series 2007-0001) Weekly VRDNs (Worcester City Campus Corp.)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.050%, 11/6/2014	1,000,000
6,785,000		Massachusetts HEFA, (Series 2009) Weekly VRDNs (CIL Realty of Massachusetts)/(HSBC Bank USA, N.A. LOC), 0.050%, 11/6/2014	6,785,000
4,200,000		Massachusetts HEFA, (Series I-2) Weekly VRDNs (Partners Healthcare Systems)/(U.S. Bank, N.A. LIQ), 0.040%, 11/6/2014	4,200,000
800,000		Massachusetts HEFA, (Series Y) Weekly VRDNs (Harvard University), 0.050%, 11/6/2014	800,000
5,000,000	[3,4]	Massachusetts HEFA, BB&T Floater Certificates (Series 2008-56) Weekly VRDNs (Harvard University)/(Branch Banking & Trust Co. LIQ), 0.050%, 11/6/2014	5,000,000
5,345,000	[3,4]	Massachusetts HEFA, P-FLOATs (Series PT-4663) Weekly VRDNs (Massachusetts Institute of Technology)/(Bank of America N.A. LIQ), 0.050%, 11/6/2014	5,345,000
3,800,000		Massachusetts IFA, (Series 1990) Weekly VRDNs (Berkshire School)/(JPMorgan Chase Bank, N.A. LOC), 0.040%, 11/5/2014	3,800,000
2,400,000		Massachusetts IFA, (Series 1994) Weekly VRDNs (Nova Realty Trust)/(TD Bank, N.A. LOC), 0.050%, 11/6/2014	2,400,000
14,900,000	[3,4]	Massachusetts School Building Authority, Austin Floater Certificates (Series 2008-1082) Weekly VRDNs (Bank of America N.A. LIQ)/(United States Treasury PRF @ 100), 0.070%, 11/6/2014	14,900,000
4,125,000	[3,4]	Massachusetts School Building Authority, Eagles (Series 2014-0003) Weekly VRDNs (Citibank NA, New York LIQ), 0.060%, 11/6/2014	4,125,000
7,850,000	[3,4]	Massachusetts School Building Authority, SPEARs (Series DB-1052) Weekly VRDNs (Commonwealth of Massachusetts)/(Deutsche Bank AG LIQ), 0.090%, 11/6/2014	7,850,000
6,680,000		Massachusetts State Development Finance Agency, (Series 2006) Weekly VRDNs (Marine Biological Laboratory)/(PNC Bank, N.A. LOC), 0.050%, 11/6/2014	6,680,000
745,000		Massachusetts State Development Finance Agency, (Series 2007A) Weekly VRDNs (Tabor Academy)/(Citizens Bank, N.A., Providence LOC), 0.240%, 11/5/2014	745,000
2,055,000		Massachusetts State Health & Educational Facility, (2005 Series I) Weekly VRDNs (Amherst College), 0.040%, 11/6/2014	2,055,000
700,000		Massachusetts State Health & Educational Facility, (2005 Series J-1) Weekly VRDNs (Amherst College), 0.040%, 11/6/2014	700,000
6,670,000	[3,4]	Massachusetts Water Resources Authority, SPEARs (Series DB-1042) Weekly VRDNs (Deutsche Bank AG LIQ), 0.090%, 11/6/2014	6,670,000
4,508,950		Medway, MA, 0.50% BANs, 4/1/2015	4,512,678
1,106,678		Middleborough, MA, 1.00% BANs, 10/9/2015	1,113,905
1,044,540		North Reading, MA, 1.00% BANs, 11/7/2014	1,044,642
Annual Shareholder Report
3

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	Massachusetts—continued
$7,855,000	Pembroke, MA, 0.55% BANs, 12/15/2014	$7,857,336
1,335,614	Princeton, MA, 1.00% BANs, 11/14/2014	1,335,888
1,715,000	Rowley, MA, 1.00% BANs, 5/15/2015	1,721,420
4,089,456	Springfield, MA, 1.00% BANs, 2/13/2015	4,097,880
2,530,000	Sturbridge, MA, 0.55% BANs, 3/27/2015	2,532,014
2,050,000	University of Massachusetts Building Authority, MA, (Commonwealth of Massachusetts), MVRENs (Series 2011-2), 0.140%, 11/6/2014	2,050,000
2,000,000	West Boylston, MA, 0.75% BANs, 11/21/2014	2,000,596
3,500,000	Westfield, MA, 0.45% BANs, 4/2/2015	3,502,176
1,200,000	Westfield, MA, 0.60% BANs, 4/2/2015	1,201,491
2,555,000	Wilbraham, MA, 1.00% BANs, 5/28/2015	2,565,183
	TOTAL MUNICIPAL INVESTMENTS—99.8% (AT AMORTIZED COST)[5]	214,280,756
	OTHER ASSETS AND LIABILITIES - NET—0.2%[6]	332,666
	TOTAL NET ASSETS—100%	$214,613,422
At October 31, 2014, the Fund held no securities that are subject to the federal alternative minimum tax (AMT) (unaudited).
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At October 31, 2014, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value (unaudited)

First Tier	Second Tier
97.0%	3.0%
2	Current rate and next reset date shown for Variable Rate Demand Instruments.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2014, these restricted securities amounted to $82,355,000, which represented 38.4% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2014, these liquid restricted securities amounted to $82,355,000, which represented 38.4% of total net assets.
Annual Shareholder Report
4

5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2014.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2014, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
The following acronyms are used throughout this portfolio:
BANs	—Bond Anticipation Notes
CP	—Commercial Paper
FHLB	—Federal Home Loan Bank
HEFA	—Health and Education Facilities Authority
IFA	—Industrial Finance Authority
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MVRENs	—Municipal Variable Rate Exchangeable Notes
P-FLOATs	—Puttable Floating Option Tax-Exempt Receipts
PRF	—Prerefunded
SPEARs	—Short Puttable Exempt Adjustable Receipts
VRDNs	—Variable Rate Demand Notes
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
5

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000[1]	0.000[1]	0.001	0.001	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.001	0.001	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.001)	(0.001)	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.001)	(0.001)	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.03%	0.02%	0.09%	0.07%	0.02%
Ratios to Average Net Assets:
Net expenses	0.13%	0.20%	0.33%	0.34%	0.42%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[3]	0.70%	0.61%	0.51%	0.50%	0.41%
Supplemental Data:
Net assets, end of period (000 omitted)	$151,956	$199,034	$183,731	$155,725	$193,012
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
6

Financial Highlights–Cash Series Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended 10/31/2014	Year Ended October 31,
		2013	2012	2011	2010
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000[1]	0.000[1]	0.001	0.001	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.001	0.001	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.001)	(0.001)	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.001)	(0.001)	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.03%	0.02%	0.09%	0.07%	0.02%
Ratios to Average Net Assets:
Net expenses	0.13%	0.21%	0.32%	0.34%	0.42%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[3]	1.32%	1.22%	1.12%	1.11%	1.02%
Supplemental Data:
Net assets, end of period (000 omitted)	$62,657	$60,291	$117,162	$114,695	$107,193
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
7

Statement of Assets and Liabilities
October 31, 2014
Assets:
Total investment in securities, at amortized cost and fair value		$214,280,756
Income receivable		230,184
Receivable for investments sold		3,970,718
TOTAL ASSETS		218,481,658
Liabilities:
Bank overdraft	$3,793,934
Income distribution payable	1,049
Payable to adviser (Note 5)	35,216
Payable for Directors'/Trustees' fees (Note 5)	578
Accrued expenses (Note 5)	37,459
TOTAL LIABILITIES		3,868,236
Net assets for 214,525,179 shares outstanding		$214,613,422
Net Assets Consist of:
Paid-in capital		$214,525,391
Accumulated net realized gain on investments		88,819
Distributions in excess of net investment income		(788)
TOTAL NET ASSETS		$214,613,422
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Service Shares:
$151,956,331 ÷ 151,893,750 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash Series Shares:
$62,657,091 ÷ 62,631,429 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
8

Statement of Operations
Year Ended October 31, 2014
Investment Income:
Interest			$365,350
Expenses:
Investment adviser fee (Note 5)		$1,012,774
Administrative fee (Note 5)		197,900
Custodian fees		9,280
Transfer agent fee		95,400
Directors'/Trustees' fees (Note 5)		2,530
Auditing fees		19,600
Legal fees		22,978
Portfolio accounting fees		76,954
Distribution services fee (Note 5)		392,036
Other service fees (Notes 2 and 5)		614,042
Share registration costs		54,195
Printing and postage		18,268
Miscellaneous (Note 5)		6,168
TOTAL EXPENSES		2,522,125
Waivers and Reimbursements:
Waiver of investment adviser fee (Note 5)	$(1,012,774)
Waivers/reimbursements of other operating expenses (Notes 2 and 5)	(1,169,904)
TOTAL WAIVERS AND REIMBURSEMENTS		(2,182,678)
Net expenses			339,447
Net investment income			25,903
Net realized gain on investments			88,821
Change in net assets resulting from operations			$114,724
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
9

Statement of Changes in Net Assets
Year Ended October 31	2014	2013
Increase (Decrease) in Net Assets
Operations:
Net investment income	$25,903	$30,826
Net realized gain on investments	88,821	51,496
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	114,724	82,322
Distributions to Shareholders:
Distributions from net investment income
Service Shares	(18,733)	(21,997)
Cash Series Shares	(6,539)	(9,033)
Distributions from net realized gain on investments
Service Shares	(39,181)	(11,790)
Cash Series Shares	(12,314)	(7,588)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(76,767)	(50,408)
Share Transactions:
Proceeds from sale of shares	648,142,387	792,752,003
Net asset value of shares issued to shareholders in payment of distributions declared	29,865	22,594
Cost of shares redeemed	(692,922,183)	(834,373,407)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(44,749,931)	(41,598,810)
Change in net assets	(44,711,974)	(41,566,896)
Net Assets:
Beginning of period	259,325,396	300,892,292
End of period (including (distributions in excess of) net investment income of $(788) and $(1,419), respectively)	$214,613,422	$259,325,396
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
10

Notes to Financial Statements
October 31, 2014
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 33 portfolios. The financial statements included herein are only those of Federated Massachusetts Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Service Shares and Cash Series Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax and Massachusetts state income tax consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Annual Shareholder Report
11

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Service Shares and Cash Series Shares may bear distribution services fees and other service fees unique to those classes. For the year ended October 31, 2014, unaffiliated third parties waived $58,383 of transfer agent fees.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Service Shares and Cash Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the year ended October 31, 2014, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Service Shares	$450,694	$(327)	$(450,367)
Cash Series Shares	163,348	—	(163,348)
TOTAL	$614,042	$(327)	$(613,715)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization
All premiums and discounts are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended October 31, 2014, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2014, tax years 2011 through 2014 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
Annual Shareholder Report
12

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended October 31	2014		2013
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	456,881,032	$456,881,032	623,443,116	$623,443,116
Shares issued to shareholders in payment of distributions declared	11,040	11,040	6,349	6,349
Shares redeemed	(503,994,137)	(503,994,137)	(608,172,987)	(608,172,987)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(47,102,065)	$(47,102,065)	15,276,478	$15,276,478
Annual Shareholder Report
13

Year Ended October 31	2014		2013
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	191,261,355	$191,261,355	169,308,887	$169,308,887
Shares issued to shareholders in payment of distributions declared	18,825	18,825	16,245	16,245
Shares redeemed	(188,928,046)	(188,928,046)	(226,200,420)	(226,200,420)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	2,352,134	$2,352,134	(56,875,288)	$(56,875,288)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(44,749,931)	$(44,749,931)	(41,598,810)	$(41,598,810)
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2014 and 2013, was as follows:
	2014	2013
Tax-exempt income	$25,272	$31,030
Ordinary Income[1]	$12,383	$19,378
Long-term capital gains	$39,112	$—
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of October 31, 2014, the components of distributable earnings on a tax basis were as follows:
Distributions in excess of tax-exempt income	$(788)
Undistributed ordinary income[2]	$2,648
Undistributed long-term capital gains	$86,171
2	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the year ended October 31, 2014, the Adviser voluntarily waived its entire fee of $1,012,774 and voluntarily reimbursed $105,443 of other operating expenses.
Annual Shareholder Report
14

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2014, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.60% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2014, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Cash Series Shares	$392,036	$(392,036)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
Other Service Fees
For the year ended October 31, 2014, FSSC reimbursed $327 of the other service fees disclosed in Note 2.
Annual Shareholder Report
15

Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Service Shares and Cash Series Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.60% and 1.01% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) March 1, 2015; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended October 31, 2014, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $250,270,000 and $284,030,000, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. CONCENTRATION OF RISK
Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 2014, 22.5% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency, was 6.1% of total investments.
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of October 31, 2014, there were no outstanding loans. During the year ended October 31, 2014, the Fund did not utilize the LOC.
Annual Shareholder Report
16

8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2014, there were no outstanding loans. During the year ended October 31, 2014, the program was not utilized.
9. REGULATORY MATTERS
On July 23, 2014, the SEC voted to amend the rules under the Act which currently govern the operations of the Fund. A significant change resulting from these amendments will be a requirement that institutional prime funds (i.e. not retail as defined in the amendments), transact fund shares based on a market-based Net Asset Value (NAV). Other types of money market funds may continue to transact fund shares at an NAV calculated using the amortized cost valuation method. Among additional disclosure and other requirements, the amendments also will permit a money market fund, or, in certain circumstances, require a money market fund (other than a government money market fund which satisfies the requirements of the amended rules) to impose liquidity fees on redemptions, and permit a money market fund to limit (or gate) redemptions for up to 10 business days in any 90-day period. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016, two years after the effective date for the rule amendments. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Fund's operations, financial statements and accompanying notes.
10. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended October 31, 2014, the amount of long-term capital gains designated by the Fund was $39,112.
For the year ended October 31, 2014, 100% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.
Annual Shareholder Report
17

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF Trustees OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF federated MASSACHUSETTS MUNICIPAL CASH TRUST:
We have audited the accompanying statement of assets and liabilities of Federated Massachusetts Municipal Cash Trust (the “Fund”) (one of the portfolios constituting Money Market Obligations Trust), including the portfolio of investments, as of October 31, 2014, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2014, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Massachusetts Municipal Cash Trust, a portfolio of Money Market Obligations Trust, at October 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
December 23, 2014
Annual Shareholder Report
18

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2014 to October 31, 2014.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Annual Shareholder Report
19

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 5/1/2014	Ending Account Value 10/31/2014	Expenses Paid During Period[1]
Actual:
Service Shares	$1,000	$1,000.10	$0.66[2]
Cash Series Shares	$1,000	$1,000.10	$0.66[3]
Hypothetical (assuming a 5% return before expenses):
Service Shares	$1,000	$1,024.55	$0.66[2]
Cash Series Shares	$1,000	$1,024.55	$0.66[3]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Service Shares	0.13%
Cash Series Shares	0.13%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Service Shares current Fee Limit of 0.60% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $3.02 and $3.06, respectively.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Cash Series Shares current Fee Limit of 1.01% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $5.09 and $5.14, respectively.
Annual Shareholder Report
20

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2013, the Trust comprised 35 portfolio(s), and the Federated Fund Family consisted of 42 investment companies (comprising 135 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
Annual Shareholder Report
21

INDEPENDENT Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and CEO, The Collins Group, Inc. (a private equity firm).
Other Directorships Held: Chairman Emeriti, Bentley University; Director, Sterling Suffolk Downs, Inc.; Former Director, National Association of Printers and Lithographers.
Previous Positions: Director and Audit Committee Member, Bank of America Corp.
Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Associate General Secretary and Director, Office for Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law; Superior Court of Pennsylvania (service began 1998 and ended July 2009).
Other Directorships Held: Director, Consol Energy (service started June 2013); Director, Auberle (service ended December 2013); Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director, Ireland Institute of Pittsburgh (service ended December 2013); Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society (service ended December 2013); Director, Our Campaign for the Church Alive!, Inc.; Director, Pennsylvania Bar Institute (2013-present); Director, Cardinal Wuerl North Catholic High School (2013-present).
Previous Position: Professor of Law, Duquesne University School of Law, Pittsburgh (1983-1998).
Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: August 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Annual Shareholder Report
22

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
P. Jerome Richey Birth Date: February 23, 1949 Trustee Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; General Counsel, University of Pittsburgh.
Other Directorships Held: Board Chairman, Epilepsy Foundation of Western Pennsylvania; Board Member, World Affairs Council of Pittsburgh.
Previous Positions: Chief Legal Officer and Executive Vice President, CONSOL Energy Inc.; Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
Qualifications: Business management, legal and director experience.
Annual Shareholder Report
23

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Annual Shareholder Report
24

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Previous Positions: Served in Senior Management positions with a large regional banking organization.
Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Officer since: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of Federated's money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER and Vice President Officer since: May 2004 Portfolio Manager since: 1990	Principal Occupations: Mary Jo Ochson has been the Fund's Portfolio Manager since 1990. Ms. Ochson was named Chief Investment Officer of Federated's tax-exempt fixed-income products in 2004 and Chief Investment Officer of Federated's Tax-Free Money Markets in 2010 and is a Vice President of the Trust with respect to the Fund. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson has received the Chartered Financial Analyst designation and holds an M.B.A. in Finance from the University of Pittsburgh.
Annual Shareholder Report
25

Evaluation and Approval of Advisory Contract–May 2014
Federated Massachusetts Municipal Cash Trust (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2014 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to
Annual Shareholder Report
26

institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
Annual Shareholder Report
27

the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relative indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted that the investment advisory fee was waived in its entirety and that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; and different portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
Annual Shareholder Report
28

The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Evaluation.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. In addition, following discussions regarding the Senior Officer's May 2013 recommendations, Federated made meaningful reductions to gross advisory fees for several funds. At the Board meeting in May 2014, the Senior Officer proposed, and the Board approved, reductions in the contractual advisory fees of certain other funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single
Annual Shareholder Report
29

change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
Annual Shareholder Report
30

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Annual Shareholder Report
31

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Annual Shareholder Report
32

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Massachusetts Municipal Cash Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N518
CUSIP 608919882
29519 (12/14)
Federated is a registered trademark of Federated Investors, Inc.
2014 ©Federated Investors, Inc.
Annual Shareholder Report
October 31, 2014
Share Class	Ticker
Institutional	MINXX
Service	MIMXX

Federated Michigan Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At October 31, 2014, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	89.8%
Municipal Notes	10.2%
Other Assets and Liabilities—Net[2]	0.0%
TOTAL	100.0%
At October 31, 2014, the Fund's effective maturity schedule3 was as follows:
Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	89.8%
8-30 Days	0.0%
31-90 Days	0.0%
91-180 Days	0.0%
181 Days or more	10.2%
Other Assets and Liabilities—Net[2]	0.0%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Annual Shareholder Report
1

Portfolio of Investments
October 31, 2014
Principal Amount			Value
		SHORT-TERM MUNICIPALS—100.0%[1,2]
		Michigan—100.0%
$1,950,000		Grand Rapids, MI Economic Development Corp., (Series 1991-A) Weekly VRDNs (Amway Hotel Corp.)/(Bank of America N.A. LOC), 0.240%, 11/5/2014	$1,950,000
4,595,000		Grand Rapids, MI EDR, (Series 2007) Weekly VRDNs (MapleCreek)/(Comerica Bank LOC), 0.090%, 11/6/2014	4,595,000
3,500,000		Hartland, MI Consolidated School District, 0.80% RANs, 8/20/2015	3,508,344
4,000,000		Huron County, MI Economic Development Corp., (Series 2001) Weekly VRDNs (Scheurer Hospital)/(Citizens Bank, N.A., Providence LOC), 0.250%, 11/6/2014	4,000,000
3,800,000		Jackson County, MI Hospital Finance Authority, (Series 2011A) Weekly VRDNs (Allegiance Health)/(JPMorgan Chase Bank, N.A. LOC), 0.060%, 11/6/2014	3,800,000
2,305,000		Kent Hospital Finance Authority, MI, (Series 2008B-3) Weekly VRDNs (Spectrum Health)/(Wells Fargo Bank, N.A. LIQ), 0.050%, 11/5/2014	2,305,000
1,115,000		Michigan Higher Education Facilities Authority, (Series 2008) Weekly VRDNs (Davenport University, MI)/(Fifth Third Bank, Cincinnati LOC), 0.150%, 11/7/2014	1,115,000
3,100,000		Michigan Job Development Authority Weekly VRDNs (Andersons Project)/(Credit Lyonnais SA LOC), 0.350%, 11/5/2014	3,100,000
7,000,000	[3,4]	Michigan State Building Authority, Eagles (2014-0028) Weekly VRDNs (Citibank NA, New York LIQ), 0.060%, 11/6/2014	7,000,000
1,245,000		Michigan State Finance Authority Revenue, Healthcare Equipment Loan (Series D) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.060%, 11/6/2014	1,245,000
4,500,000		Michigan State Finance Authority Revenue, Healthcare Equipment Program (Series C) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 0.150%, 11/5/2014	4,500,000
3,000,000		Michigan State Housing Development Authority, (Series 2000) Weekly VRDNs (JAS Nonprofit Housing Corp. VI)/(JPMorgan Chase Bank, N.A. LOC), 0.050%, 11/6/2014	3,000,000
830,000		Michigan State Housing Development Authority, (Series 2001B) Weekly VRDNs (Sand Creek Apartments)/(FHLB of Indianapolis LOC), 0.190%, 11/6/2014	830,000
8,000,000		Michigan State Housing Development Authority, (Series 2007E) Weekly VRDNs (Bank of Tokyo-Mitsubishi UFJ Ltd. LIQ), 0.110%, 11/5/2014	8,000,000
5,900,000		Michigan State Housing Development Authority, Rental Housing Revenue Bonds (2006 Series A) Weekly VRDNs (Barclays Bank PLC LIQ), 0.060%, 11/5/2014	5,900,000
2,700,000		Michigan State Strategic Fund Weekly VRDNs (Stegner East Investments LLC)/(Comerica Bank LOC), 0.150%, 11/6/2014	2,700,000
Annual Shareholder Report
2

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Michigan—continued
$2,800,000		Michigan State Strategic Fund, (Series 2002) Weekly VRDNs (Universal Forest Products Eastern Division, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.260%, 11/6/2014	$2,800,000
4,800,000		Michigan State Strategic Fund, (Series 2003) Weekly VRDNs (Lutheran Social Services of Michigan)/(Comerica Bank LOC), 0.090%, 11/6/2014	4,800,000
1,055,000		Michigan State Strategic Fund, (Series 2007) Weekly VRDNs (Lapeer Industries, Inc.)/(Bank of America N.A. LOC), 0.150%, 11/6/2014	1,055,000
665,000		Michigan State Strategic Fund, (Series B) Weekly VRDNs (Teal Run Apartments)/(FHLB of Indianapolis LOC), 0.290%, 11/6/2014	665,000
6,000,000		Michigan Strategic Fund, (Series 2007) Daily VRDNs (Air Products & Chemicals, Inc.), 0.060%, 11/3/2014	6,000,000
5,775,000		Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Fresh Solution Farms)/(Fifth Third Bank, Cincinnati LOC), 0.170%, 11/7/2014	5,775,000
935,000		Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Washtenaw Christian Academy)/(Fifth Third Bank, Cincinnati LOC), 0.150%, 11/7/2014	935,000
3,240,000		Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Wedgwood Christian Services)/(Bank of America N.A. LOC), 0.060%, 11/6/2014	3,240,000
4,055,000		Michigan Strategic Fund, (Series 2008B) Weekly VRDNs (El Matador Enterprises, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.170%, 11/7/2014	4,055,000
6,000,000		Michigan Strategic Fund, (Series 2010) Weekly VRDNs (CS Facilities LLC)/(MUFG Union Bank, N.A. LOC), 0.050%, 11/6/2014	6,000,000
5,600,000		Michigan Strategic Fund, (Series 2010) Weekly VRDNs (Kroger Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.050%, 11/6/2014	5,600,000
4,425,000		Michigan Strategic Fund, (Series 2011) Weekly VRDNs (Greenpath, Inc.)/(PNC Bank, N.A. LOC), 0.060%, 11/6/2014	4,425,000
3,100,000		Northville, MI Public School District, (2014 refunding bonds), 0.75% Bonds (Michigan School Bond Qualification and Loan Program INS), 5/1/2015	3,108,928
1,115,000		Southfield, MI EDC, (Series 2001) Weekly VRDNs (Lawrence Technological University)/(JPMorgan Chase Bank, N.A. LOC), 0.050%, 11/5/2014	1,115,000
6,700,000		Waterford, MI School District, 2014 State Aid Notes, 1.00% RANs, 9/24/2015	6,727,446
11,615,000	[3,4]	Wayne County, MI Airport Authority, SPEARs (Series DBE-652) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.140%, 11/6/2014	11,615,000
Annual Shareholder Report
3

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Michigan—continued
$5,000,000	[3,4]	Wayne, MI State University Revenues, Clippers (Series 2013-8AX) Weekly VRDNs (Wayne State University, MI)/(State Street Bank and Trust Co. LIQ), 0.060%, 11/6/2014	$5,000,000
		TOTAL MUNICIPAL INVESTMENTS—100.0% (AT AMORTIZED COST)[5]	130,464,718
		OTHER ASSETS AND LIABILITIES - NET—0.0%[6]	64,719
		TOTAL NET ASSETS—100%	$130,529,437
Securities that are subject to the federal alternative minimum tax (AMT) represent 33.3% of the portfolio as calculated based upon total market value (percentage is unaudited).
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At October 31, 2014, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value (unaudited)

First Tier	Second Tier
96.9%	3.1%
2	Current rate and next reset date shown for Variable Rate Demand Instruments.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2014, these restricted securities amounted to $23,615,000, which represented 18.1% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2014, these liquid restricted securities amounted to $23,615,000, which represented 18.1% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2014.
Annual Shareholder Report
4

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2014, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
The following acronyms are used throughout this portfolio:
EDC	—Economic Development Commission
EDR	—Economic Development Revenue
FHLB	—Federal Home Loan Bank
GTD	—Guaranteed
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
RANs	—Revenue Anticipation Notes
SPEARs	—Short Puttable Exempt Adjustable Receipts
VRDNs	—Variable Rate Demand Notes
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
5

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.001	0.001
Net realized gain on investments	0.000[1]	0.000[1]	—	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.001	0.001
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.001)	(0.001)
Regulatory Settlement Proceeds	—	—	—	—	0.000[1,2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.01%	0.01%	0.01%	0.11%	0.14%[2]
Ratios to Average Net Assets:
Net expenses	0.15%	0.19%	0.31%	0.42%	0.43%
Net investment income	0.01%	0.01%	0.01%	0.11%	0.14%
Expense waiver/reimbursement[4]	0.50%	0.43%	0.36%	0.26%	0.14%
Supplemental Data:
Net assets, end of period (000 omitted)	$32,841	$28,923	$28,258	$28,321	$43,459
1	Represents less than $0.001.
2	During the year ended October 31, 2010, the Fund received a regulatory settlement from an unaffiliated third party which had an impact of 0.01% on the total return.
3	Based on net asset value.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
6

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000[1]	0.000[1]	—	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Regulatory Settlement Proceeds	—	—	—	—	0.000[1,2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.01%	0.01%	0.01%	0.01%	0.02%[2]
Ratios to Average Net Assets:
Net expenses	0.16%	0.19%	0.31%	0.52%	0.56%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.03%
Expense waiver/reimbursement[4]	0.76%	0.68%	0.61%	0.41%	0.26%
Supplemental Data:
Net assets, end of period (000 omitted)	$97,688	$158,181	$124,197	$120,156	$162,378
1	Represents less than $0.001.
2	During the year ended October 31, 2010, the Fund received a regulatory settlement from an unaffiliated third party which did not have any impact on the total return.
3	Based on net asset value.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
7

Statement of Assets and Liabilities
October 31, 2014
Assets:
Total investment in securities, at amortized cost and fair value		$130,464,718
Cash		56,933
Income receivable		38,071
Receivable for shares sold		15,036
TOTAL ASSETS		130,574,758
Liabilities:
Payable for shares redeemed	$16,533
Income distribution payable	378
Payable to adviser (Note 5)	10,495
Payable for legal fees	2,127
Payable for portfolio accounting fees	5,014
Payable for share registration costs	10,608
Accrued expenses (Note 5)	166
TOTAL LIABILITIES		45,321
Net assets for 130,540,690 shares outstanding		$130,529,437
Net Assets Consist of:
Paid-in capital		$130,577,887
Accumulated net realized loss on investments		(48,089)
Distributions in excess of net investment income		(361)
TOTAL NET ASSETS		$130,529,437
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$32,841,089 ÷ 32,852,777 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$97,688,348 ÷ 97,687,913 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
8

Statement of Operations
Year Ended October 31, 2014
Investment Income:
Interest			$245,066
Expenses:
Investment adviser fee (Note 5)		$589,092
Administrative fee (Note 5)		115,109
Custodian fees		6,123
Transfer agent fee		86,316
Directors'/Trustees' fees (Note 5)		1,305
Auditing fees		19,600
Legal fees		21,579
Portfolio accounting fees		55,019
Other service fees (Notes 2 and 5)		302,360
Share registration costs		54,679
Printing and postage		18,862
Miscellaneous (Note 5)		5,710
TOTAL EXPENSES		1,275,754
Waivers and Reimbursements:
Waiver of investment adviser fee (Note 5)	$(589,092)
Waivers/reimbursements of other operating expenses (Notes 2 and 5)	(456,438)
TOTAL WAIVERS AND REIMBURSEMENTS		(1,045,530)
Net expenses			230,224
Net investment income			14,842
Net realized gain on investments			2,194
Change in net assets resulting from operations			$17,036
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
9

Statement of Changes in Net Assets
Year Ended October 31	2014	2013
Increase (Decrease) in Net Assets
Operations:
Net investment income	$14,842	$16,694
Net realized gain on investments	2,194	15,820
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	17,036	32,514
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(2,628)	(2,136)
Service Shares	(12,062)	(14,500)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(14,690)	(16,636)
Share Transactions:
Proceeds from sale of shares	491,686,767	518,130,315
Net asset value of shares issued to shareholders in payment of distributions declared	9,703	9,038
Cost of shares redeemed	(548,272,672)	(483,507,518)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(56,576,202)	34,631,835
Change in net assets	(56,573,856)	34,647,713
Net Assets:
Beginning of period	187,103,293	152,455,580
End of period (including (distributions in excess of) net investment income of $(361) and $(513), respectively)	$130,529,437	$187,103,293
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
10

Notes to Financial Statements
October 31, 2014
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 33 portfolios. The financial statements included herein are only those of Federated Michigan Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income tax imposed by the state of Michigan consistent with stability of principal and liquidity. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Annual Shareholder Report
11

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares and Service Shares may bear other service fees unique to those classes.
For the year ended October 31, 2014, unaffiliated third parties waived $73,631 of transfer agent fees.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the year ended October 31, 2014, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Service Shares	$302,360	$(1,008)	$(301,352)
For the year ended October 31, 2014, the Fund's Institutional Shares did not incur other service fees.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization
All premiums and discounts are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended October 31, 2014, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2014, tax years 2011 through 2014 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
Annual Shareholder Report
12

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended October 31	2014		2013
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	318,355,725	$318,355,725	263,040,068	$263,040,068
Shares issued to shareholders in payment of distributions declared	2,174	2,174	1,717	1,717
Shares redeemed	(314,437,733)	(314,437,733)	(262,380,968)	(262,380,968)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	3,920,166	$3,920,166	660,817	$660,817
Annual Shareholder Report
13

Year Ended October 31	2014		2013
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	173,331,042	$173,331,042	255,090,247	$255,090,247
Shares issued to shareholders in payment of distributions declared	7,529	7,529	7,321	7,321
Shares redeemed	(233,834,939)	(233,834,939)	(221,126,550)	(221,126,550)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(60,496,368)	$(60,496,368)	33,971,018	$33,971,018
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(56,576,202)	$(56,576,202)	34,631,835	$34,631,835
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2014 and 2013, was as follows:
	2014	2013
Tax-exempt income	$14,690	$16,636
As of October 31, 2014, the components of distributable earnings on a tax basis were as follows:
Distributions in excess of tax-exempt income	$(361)
Capital loss carryforwards	$(48,089)
At October 31, 2014, the Fund had a capital loss carryforward of $48,089 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
2017	$48,089	NA	$48,089
The Fund used capital loss carryforwards of $2,194 to offset capital gains realized during the year ended October 31, 2014.
Annual Shareholder Report
14

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the year ended October 31, 2014, the Adviser voluntarily waived its entire fee of $589,092 and voluntarily reimbursed $80,447 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2014, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Other Service Fees
For the year ended October 31, 2014, FSSC reimbursed $1,008 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSSC) have voluntarily agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Institutional Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.43% and 0.59% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) March 1, 2015; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Annual Shareholder Report
15

Interfund Transactions
During the year ended October 31, 2014, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $352,185,000 and $360,150,000, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. CONCENTRATION OF RISK
Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 2014, 65.9% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency, was 12.6% of total investments.
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of October 31, 2014, there were no outstanding loans. During the year ended October 31, 2014, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2014, there were no outstanding loans. During the year ended October 31, 2014, the program was not utilized.
9. REGULATORY MATTERS
On July 23, 2014, the SEC voted to amend the rules under the Act which currently govern the operations of the Fund. A significant change resulting from these amendments will be a requirement that institutional prime funds (i.e. not retail as defined in the amendments) transact fund shares based on a market-based Net Asset Value (NAV). Other types of money market funds may continue to transact fund shares at an NAV calculated using the amortized cost valuation method. Among additional disclosure and other requirements, the amendments also will permit a money market fund, or, in certain circumstances, require a money market fund (other than a government money market fund which satisfies the requirements of the amended rules) to impose liquidity fees on redemptions, and permit a money market fund to
Annual Shareholder Report
16

limit (or gate) redemptions for up to 10 business days in any 90-day period. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016, two years after the effective date for the rule amendments. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Fund's operations, financial statements and accompanying notes.
10. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended October 31, 2014, 100% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.
Annual Shareholder Report
17

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF Trustees OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF Federated MICHIGAN MUNICIPAL CASH TRUST:
We have audited the accompanying statement of assets and liabilities of Federated Michigan Municipal Cash Trust (the “Fund”) (one of the portfolios constituting Money Market Obligations Trust), including the portfolio of investments, as of October 31, 2014, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2014, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Michigan Municipal Cash Trust, a portfolio of Money Market Obligations Trust, at October 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
December 23, 2014
Annual Shareholder Report
18

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2014 to October 31, 2014.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Annual Shareholder Report
19

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 5/1/2014	Ending Account Value 10/31/2014	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,000.10	$0.76[2]
Service Shares	$1,000	$1,000.10	$0.81[3]
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,024.45	$0.77[2]
Service Shares	$1,000	$1,024.40	$0.82[3]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.15%
Service Shares	0.16%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Institutional Shares current Fee Limit of 0.43% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.17 and $2.19, respectively.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Service Shares current Fee Limit of 0.59% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.97 and $3.01, respectively.
Annual Shareholder Report
20

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2013, the Trust comprised 35 portfolio(s), and the Federated Fund Family consisted of 42 investment companies (comprising 135 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
Annual Shareholder Report
21

INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and CEO, The Collins Group, Inc. (a private equity firm).
Other Directorships Held: Chairman Emeriti, Bentley University; Director, Sterling Suffolk Downs, Inc.; Former Director, National Association of Printers and Lithographers.
Previous Positions: Director and Audit Committee Member, Bank of America Corp.
Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Associate General Secretary and Director, Office for Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law; Superior Court of Pennsylvania (service began 1998 and ended July 2009).
Other Directorships Held: Director, Consol Energy (service started June 2013); Director, Auberle (service ended December 2013); Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director, Ireland Institute of Pittsburgh (service ended December 2013); Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society (service ended December 2013); Director, Our Campaign for the Church Alive!, Inc.; Director, Pennsylvania Bar Institute (2013-present); Director, Cardinal Wuerl North Catholic High School (2013-present).
Previous Position: Professor of Law, Duquesne University School of Law, Pittsburgh (1983-1998).
Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: August 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Annual Shareholder Report
22

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
P. Jerome Richey Birth Date: February 23, 1949 Trustee Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; General Counsel, University of Pittsburgh.
Other Directorships Held: Board Chairman, Epilepsy Foundation of Western Pennsylvania; Board Member, World Affairs Council of Pittsburgh.
Previous Positions: Chief Legal Officer and Executive Vice President, CONSOL Energy Inc.; Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
Qualifications: Business management, legal and director experience.
Annual Shareholder Report
23

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Annual Shareholder Report
24

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Previous Positions: Served in Senior Management positions with a large regional banking organization.
Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Officer since: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of Federated's money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Officer since: May 2004 Portfolio Manager since: June 1995	Principal Occupations: Mary Jo Ochson has been the Fund's Portfolio Manager since June 1995. Ms. Ochson was named Chief Investment Officer of Federated's tax-exempt fixed-income products in 2004 and Chief Investment Officer of Federated's Tax-Free Money Markets in 2010 and is a Vice President of the Trust with respect to the Fund. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson has received the Chartered Financial Analyst designation and holds an M.B.A. in Finance from the University of Pittsburgh.
Kyle Stewart Birth Date: September 6, 1970 VICE PRESIDENT Officer since: August 2014 Portfolio Manager since: January 2014	Principal Occupations: Kyle Stewart has been the Fund's Portfolio Manager since January 2014. He is Vice President of the Trust with respect to the Fund. He joined Federated in 1993 and has been a Portfolio Manager since 2014 and Vice President of the Fund's Adviser since 2007. Mr. Stewart has received the Chartered Financial Analyst designation and holds an M.B.A. from Robert Morris University.
Annual Shareholder Report
25

Evaluation and Approval of Advisory Contract–May 2014
Federated Michigan Municipal Cash Trust (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2014 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to
Annual Shareholder Report
26

institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
Annual Shareholder Report
27

the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relative indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted that the investment advisory fee was waived in its entirety and that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; and different portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
Annual Shareholder Report
28

The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Evaluation.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. In addition, following discussions regarding the Senior Officer's May 2013 recommendations, Federated made meaningful reductions to gross advisory fees for several funds. At the Board meeting in May 2014, the Senior Officer proposed, and the Board approved, reductions in the contractual advisory fees of certain other funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single
Annual Shareholder Report
29

change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
Annual Shareholder Report
30

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Annual Shareholder Report
31

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Annual Shareholder Report
32

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Michigan Municipal Cash Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N385
CUSIP 60934N377
29508 (12/14)
Federated is a registered trademark of Federated Investors, Inc.
2014 ©Federated Investors, Inc.
Annual Shareholder Report
October 31, 2014
Share Class	Ticker
Institutional	FEMXX
Cash Series	MNMXX

Federated Minnesota Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At October 31, 2014, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	89.2%
Municipal Notes	7.2%
Commercial Paper	3.9%
Other Assets and Liabilities—Net[2]	(0.3)%
TOTAL	100.0%
At October 31, 2014, the Fund's effective maturity schedule3 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	89.2%
8-30 Days	3.9%
31-90 Days	0.0%
91-180 Days	5.2%
181 Days or more	2.0%
Other Assets and Liabilities—Net[2]	(0.3)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Annual Shareholder Report
1

Portfolio of Investments
October 31, 2014
Principal Amount		Value
	SHORT-TERM MUNICIPALS—100.3%[1,2]
	Minnesota—100.3%
$6,725,000	Avon, MN, (Series 1998) Weekly VRDNs (Vesper Corp.)/(Key Bank, N.A. LOC), 0.290%, 11/5/2014	$6,725,000
3,930,000	Bemidji, MN IDR, (Series 2006) Daily VRDNs (North Central Door Co. LLC)/(U.S. Bank, N.A. LOC), 0.100%, 11/3/2014	3,930,000
4,805,000	Bloomington, MN, (Series 2008) Weekly VRDNs (Presbyterian Homes, Inc.)/(FHLMC LOC), 0.050%, 11/6/2014	4,805,000
2,440,000	Chaska, MN, (Series 2004) Weekly VRDNs (Lifecore Biomedical, Inc.)/(Bank of Montreal LOC), 0.240%, 11/4/2014	2,440,000
4,550,000	Cohasset, MN, (Series 2000) Weekly VRDNs (Minnesota Power, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.120%, 11/6/2014	4,550,000
2,740,000	Coon Rapids, MN, (Series 2003A) Weekly VRDNs (Crest Oaks Apartments)/(FHLB of Des Moines LOC), 0.110%, 11/7/2014	2,740,000
805,000	Duluth, MN, (Series B), 3.00% Bonds, 2/1/2015	810,601
1,000,000	Eagan, MN, (Series 2003) Weekly VRDNs (Aspenwoods of Eagan Apartments))/(FNMA LOC), 0.070%, 11/6/2014	1,000,000
10,000,000	East Grand Forks, MN Solid Waste Disposal, (Series 2009) Weekly VRDNs (American Crystal Sugar Co.)/(CoBank, ACB LOC), 0.070%, 11/6/2014	10,000,000
1,000,000	Faribault, MN IDA, (Series 2001) Weekly VRDNs (Apogee Enterprises, Inc.)/(Comerica Bank LOC), 0.160%, 11/6/2014	1,000,000
425,000	Farmington, MN, (Series 1996) Weekly VRDNs (Lexington Standard Corp.)/(Wells Fargo Bank, N.A. LOC), 0.250%, 11/6/2014	425,000
3,320,000	Hennepin County, MN Housing and Redevelopment Authority Weekly VRDNs (Stone Arch Apartments)/(FNMA LOC), 0.080%, 11/6/2014	3,320,000
6,300,000	Hennepin County, MN Housing and Redevelopment Authority, (Series 2001) Weekly VRDNs (City Apartments at Loring Park)/(FNMA LOC), 0.080%, 11/6/2014	6,300,000
12,000,000	Hennepin County, MN, (Series C) Weekly VRDNs (U.S. Bank, N.A. LIQ), 0.050%, 11/6/2014	12,000,000
2,565,000	Jordan, MN ISD No 717, (Series 2014A), 1.00% TANs (GTD by Minnesota State), 2/1/2015	2,570,435
480,000	Lino Lakes, MN, (Series 1998) Weekly VRDNs (Molin Concrete Products Co.)/(Wells Fargo Bank, N.A. LOC), 0.260%, 11/6/2014	480,000
770,000	Litchfield, MN ISD #465, (Series B), 2.00% TANs (GTD by Minnesota State), 9/15/2015	781,019
150,000	Maplewood, MN, (Series 1997) Weekly VRDNs (Camada Ltd. Partnership)/(Wells Fargo Bank, N.A. LOC), 0.260%, 11/6/2014	150,000
1,095,000	Marshall, MN, (Series B), 5.00% Bonds, 2/1/2015	1,108,154
5,840,000	Melrose, MN, (Series 2008) Weekly VRDNs (Proliant Dairy, Inc.)/(Bank of America N.A. LOC), 0.150%, 11/6/2014	5,840,000
Annual Shareholder Report
2

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Minnesota—continued
$1,000,000		Metropolitan Council, MN, (Series G), 2.00% GANs, 3/1/2015	$1,006,076
1,260,000		Minneapolis Special School District No. 001, MN, (Series A), 2.00% Bonds (GTD by Minnesota State), 2/1/2015	1,265,948
100,000		Minneapolis, MN, (Series 1996) Weekly VRDNs (WNB & Co.)/(U.S. Bank, N.A. LOC), 0.050%, 11/6/2014	100,000
3,200,000		Minneapolis, MN, Housing Development Revenue Refunding Bonds (Series 1988) Weekly VRDNs (Symphony Place)/(FHLMC LOC), 0.050%, 11/6/2014	3,200,000
1,000,000		Minneapolis, MN, Variable Rate Housing Revenue Bonds Weekly VRDNs (One Ten Grant Project)/(FNMA LOC), 0.060%, 11/6/2014	1,000,000
10,020,000	[3,4]	Minneapolis/St. Paul, MN Metropolitan Airports Commission, SPEARs (Series DBE-489) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.140%, 11/6/2014	10,020,000
3,900,000		Minnesota State HFA, (2009 Series C) Weekly VRDNs (FHLB of Des Moines LIQ), 0.070%, 11/6/2014	3,900,000
1,615,000		Minnesota State HFA, (2009 Series F) Weekly VRDNs (FHLB of Des Moines LIQ), 0.070%, 11/6/2014	1,615,000
9,635,000		Minnesota State HFA, (Series 2005C) Weekly VRDNs (Royal Bank of Canada, Montreal LIQ), 0.070%, 11/6/2014	9,635,000
1,500,000	[3,4]	Minnesota State HFA, MERLOTS (Series 2008-C2) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.110%, 11/5/2014	1,500,000
8,700,000		Minnesota State Higher Education Facility Authority, (Series Five-N2) Weekly VRDNs (College of Saint Catherine)/(U.S. Bank, N.A. LOC), 0.060%, 11/6/2014	8,700,000
2,800,000		Minnesota State Higher Education Facility Authority, (Series Six-J2) Weekly VRDNs (Augsburg College)/(BMO Harris Bank, N.A. LOC), 0.060%, 11/6/2014	2,800,000
5,000,000		Minnesota State Office of Higher Education, (2012 Series B) Weekly VRDNs (Royal Bank of Canada, Montreal LOC), 0.060%, 11/6/2014	5,000,000
1,175,000		Minnesota State, (Series 2012B), 5.00% Bonds, 8/1/2015	1,217,685
1,000,000		Onamia, MN ISD No. 480, (Series A), 1.00% TANs (GTD by Minnesota State), 8/27/2015	1,005,718
2,120,000		Red Wing, MN Port Authority, (Series 2006) Weekly VRDNs (Food Service Specialties)/(U.S. Bank, N.A. LOC), 0.260%, 11/6/2014	2,120,000
5,000,000		Richfield, MN, (Series 2004) Weekly VRDNs (Market Plaza Housing)/(FHLMC LOC), 0.050%, 11/6/2014	5,000,000
6,000,000		Rochester, MN Health Care Facility Authority, (Series 2000B), 0.12% CP (Mayo Clinic)/(U.S. Bank, N.A. LIQ), Mandatory Tender 11/13/2014	6,000,000
1,000,000		Rochester, MN Health Care Facility Authority, (Series A) Weekly VRDNs (Mayo Clinic), 0.050%, 11/5/2014	1,000,000
3,300,000		Rochester, MN MFH, (Series 2003A) Weekly VRDNs (Eastridge Estates)/(FNMA LOC), 0.070%, 11/6/2014	3,300,000
Annual Shareholder Report
3

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	Minnesota—continued
$1,385,000	Shakopee, MN Hospital Finance Authority Weekly VRDNs (St. Francis Regional Medical Center)/(Wells Fargo Bank, N.A. LOC), 0.050%, 11/6/2014	$1,385,000
405,000	St. Joseph, MN, (Series 2002: Vicwest Project) Weekly VRDNs (St. Joe Development LLC)/(U.S. Bank, N.A. LOC), 0.290%, 11/4/2014	405,000
3,915,000	St. Louis Park, MN, (Series 2010A) Weekly VRDNs (Urban Park Apartments)/(Wells Fargo Bank, N.A. LOC), 0.100%, 11/7/2014	3,915,000
1,350,000	St. Louis Park, MN, (Series 2010B) Weekly VRDNs (Urban Park Apartments)/(FHLB of Des Moines LOC), 0.200%, 11/7/2014	1,350,000
3,000,000	St. Paul, MN Housing & Redevelopment Authority, (Series 2009C) Weekly VRDNs (Allina Health System, MN)/(Wells Fargo Bank, N.A. LOC), 0.040%, 11/6/2014	3,000,000
2,500,000	St. Paul, MN Port Authority, IDRB's (Series 1998A) Weekly VRDNs (National Checking Co.)/(U.S. Bank, N.A. LOC), 0.340%, 11/6/2014	2,500,000
1,290,000	St. Paul, MN, Library Bonds (Series 2014C), 3.00% Bonds, 3/1/2015	1,302,079
	TOTAL MUNICIPAL INVESTMENTS—100.3% (AT AMORTIZED COST)[5]	154,217,715
	OTHER ASSETS AND LIABILITIES - NET—(0.3)%[6]	(502,593)
	TOTAL NET ASSETS—100%	$153,715,122
Securities that are subject to the federal alternative minimum tax (AMT) represent 44.5% of the portfolio as calculated based upon total market value (percentage is unaudited).
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At October 31, 2014, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value (unaudited)

First Tier	Second Tier
100.0%	0.0%
2	Current rate and next reset date shown for Variable Rate Demand Instruments.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2014, these restricted securities amounted to $11,520,000, which represented 7.5% of total net assets.
Annual Shareholder Report
4

4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2014, these liquid restricted securities amounted to $11,520,000, which represented 7.5% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2014.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2014, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
The following acronyms are used throughout this portfolio:
CP	—Commercial Paper
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GANs	—Grant Anticipation Notes
GTD	—Guaranteed
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
IDR	—Industrial Development Revenue
IDRBs	—Industrial Development Revenue Bonds
ISD	—Independent School District
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MERLOTS	—Municipal Exempt Receipts Liquidity Optional Tender Series
MFH	—Multi-Family Housing
SPEARs	—Short Puttable Exempt Adjustable Receipts
TANs	—Tax Anticipation Notes
VRDNs	—Variable Rate Demand Notes
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
5

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.001
Net realized gain on investments	0.000[1]	0.000[1]	—	—	0.002
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.003
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.001)
Distributions from net realized gain on investments	(0.000)[1]	—	—	(0.000)[1]	(0.002)
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.003)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.03%	0.01%	0.01%	0.02%	0.30%
Ratios to Average Net Assets:
Net expenses	0.12%	0.19%	0.28%	0.32%	0.35%
Net investment income	0.01%	0.01%	0.01%	0.02%	0.08%
Expense waiver/reimbursement[3]	0.51%	0.41%	0.34%	0.31%	0.23%
Supplemental Data:
Net assets, end of period (000 omitted)	$109,618	$95,271	$122,416	$115,216	$162,665
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
6

Financial Highlights–Cash Series Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000[1]	0.000[1]	—	—	0.002
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.002
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	—	—	(0.000)[1]	(0.002)
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.002)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.03%	0.01%	0.01%	0.02%	0.23%
Ratios to Average Net Assets:
Net expenses	0.12%	0.19%	0.28%	0.33%	0.42%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.00%[3]
Expense waiver/reimbursement[4]	1.26%	1.16%	1.09%	1.06%	0.91%
Supplemental Data:
Net assets, end of period (000 omitted)	$44,097	$40,551	$56,067	$39,433	$43,140
1	Represents less than $0.001.
2	Based on net asset value.
3	Represents less than 0.01%.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
7

Statement of Assets and Liabilities
October 31, 2014
Assets:
Total investment in securities, at amortized cost and fair value		$154,217,715
Cash		216,885
Income receivable		89,762
TOTAL ASSETS		154,524,362
Liabilities:
Payable for investments purchased	$781,019
Income distribution payable	849
Payable to adviser (Note 5)	1,281
Payable for Directors'/Trustees' fees (Note 5)	303
Payable for other service fees (Note 2)	492
Accrued expenses (Note 5)	25,296
TOTAL LIABILITIES		809,240
Net assets for 153,711,737 shares outstanding		$153,715,122
Net Assets Consist of:
Paid-in capital		$153,711,697
Accumulated net realized gain on investments		3,899
Distributions in excess of net investment income		(474)
TOTAL NET ASSETS		$153,715,122
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$109,617,986 ÷ 109,615,574 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash Series Shares:
$44,097,136 ÷ 44,096,163 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
8

Statement of Operations
Year Ended October 31, 2014
Investment Income:
Interest			$183,136
Expenses:
Investment adviser fee (Note 5)		$580,879
Administrative fee (Note 5)		113,513
Custodian fees		5,266
Transfer agent fee		40,738
Directors'/Trustees' fees (Note 5)		1,330
Auditing fees		19,600
Legal fees		21,158
Portfolio accounting fees		54,079
Distribution services fee (Note 5)		238,838
Other service fees (Note 2)		119,419
Share registration costs		48,815
Printing and postage		19,042
Miscellaneous (Note 5)		5,665
TOTAL EXPENSES		1,268,342
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 5)	$(580,879)
Waivers/reimbursement of other operating expenses (Notes 2 and 5)	(519,053)
TOTAL WAIVERS AND REIMBURSEMENT		(1,099,932)
Net expenses			168,410
Net investment income			14,726
Net realized gain on investments			3,901
Change in net assets resulting from operations			$18,627
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
9

Statement of Changes in Net Assets
Year Ended October 31	2014	2013
Increase (Decrease) in Net Assets
Operations:
Net investment income	$14,726	$17,696
Net realized gain on investments	3,901	31,176
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	18,627	48,872
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(9,758)	(12,263)
Cash Series Shares	(4,764)	(5,147)
Distributions from net realized gain on investments
Institutional Shares	(20,333)	—
Cash Series Shares	(10,845)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(45,700)	(17,410)
Share Transactions:
Proceeds from sale of shares	482,918,375	607,615,237
Net asset value of shares issued to shareholders in payment of distributions declared	18,372	5,849
Cost of shares redeemed	(465,017,351)	(650,311,849)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	17,919,396	(42,690,763)
Change in net assets	17,892,323	(42,659,301)
Net Assets:
Beginning of period	135,822,799	178,482,100
End of period (including (distributions in excess of) net investment income of $(474) and $(678), respectively)	$153,715,122	$135,822,799
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
10

Notes to Financial Statements
October 31, 2014
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 33 portfolios. The financial statements included herein are only those of Federated Minnesota Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Cash Series Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the regular personal income tax imposed by the state of Minnesota consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Annual Shareholder Report
11

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares and Cash Series Shares may bear distribution services fees and other service fees unique to those classes. For the year ended October 31, 2014, unaffiliated third parties waived $33,576 of transfer agent fees.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Cash Series Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the year ended October 31, 2014, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Waived by Unaffiliated Third Parties
Cash Series Shares	$119,419	$(119,419)
For the year ended October 31, 2014, the Fund's Institutional Shares did not incur other service fees.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization
All premiums and discounts are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended October 31, 2014, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2014, tax years 2011 through 2014 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
Annual Shareholder Report
12

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended October 31	2014		2013
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	395,776,828	$395,776,828	477,118,629	$477,118,629
Shares issued to shareholders in payment of distributions declared	2,811	2,811	810	810
Shares redeemed	(381,414,744)	(381,414,744)	(504,284,991)	(504,284,991)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	14,364,895	$14,364,895	(27,165,552)	$(27,165,552)
Annual Shareholder Report
13

Year Ended October 31	2014		2013
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	87,141,547	$87,141,547	130,496,608	$130,496,608
Shares issued to shareholders in payment of distributions declared	15,561	15,561	5,039	5,039
Shares redeemed	(83,602,607)	$(83,602,607)	(146,026,858)	(146,026,858)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	3,554,501	$3,554,501	(15,525,211)	$(15,525,211)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	17,919,396	$17,919,396	(42,690,763)	$(42,690,763)
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2014 and 2013, was as follows:
	2014	2013
Tax-exempt income	$14,522	$17,410
Ordinary income[1]	$4,434	$—
Long-term capital gains	$26,744	$—
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of October 31, 2014, the components of distributable earnings on a tax basis were as follows:
Distributions in excess of tax-exempt income	$(474)
Undistributed long-term capital gains	$3,899
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the year ended October 31, 2014, the Adviser voluntarily waived its entire fee of $580,879 and voluntarily reimbursed $127,220 of other operating expenses.
Annual Shareholder Report
14

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2014, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.50 % of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2014, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Cash Series Shares	$238,838	$(238,838)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Institutional Shares and Cash Series Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.35% and 1.02% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”):
Annual Shareholder Report
15

(a) March 1, 2015; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended October 31, 2014, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $222,845,000 and $217,465,000 respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. CONCENTRATION OF RISK
Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 2014, 73.4% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency, was 11.5% of total investments.
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of October 31, 2014, there were no outstanding loans. During the year ended October 31, 2014, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2014, there were no outstanding loans. During the year ended October 31, 2014, the program was not utilized.
Annual Shareholder Report
16

9. REGULATORY MATTERS
On July 23, 2014, the SEC voted to amend the rules under the Act which currently govern the operations of the Fund. A significant change resulting from these amendments will be a requirement that institutional prime funds (i.e. not retail as defined in the amendments), transact fund shares based on a market-based Net Asset Value (NAV). Other types of money market funds may continue to transact fund shares at an NAV calculated using the amortized cost valuation method. Among additional disclosure and other requirements, the amendments also will permit a money market fund, or, in certain circumstances, require a money market fund (other than a government money market fund which satisfies the requirements of the amended rules) to impose liquidity fees on redemptions, and permit a money market fund to limit (or gate) redemptions for up to 10 business days in any 90-day period. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016, two years after the effective date for the rule amendments. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Fund's operations, financial statements and accompanying notes.
10. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended October 31, 2014, the amount of long-term capital gains designated by the Fund was $26,744.
For the year ended October 31, 2014, 100% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.
Annual Shareholder Report
17

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF Trustees OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF federated MINNESOTA MUNICIPAL CASH TRUST:
We have audited the accompanying statement of assets and liabilities of Federated Minnesota Municipal Cash Trust (the “Fund”) (one of the portfolios constituting Money Market Obligations Trust), including the portfolio of investments, as of October 31, 2014, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2014, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Minnesota Municipal Cash Trust, a portfolio of Money Market Obligations Trust, at October 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
December 23, 2014
Annual Shareholder Report
18

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2014 to October 31, 2014.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Annual Shareholder Report
19

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 5/1/2014	Ending Account Value 10/31/2014	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,000.10	$0.60[2]
Cash Series Shares	$1,000	$1,000.10	$0.60[3]
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,024.60	$0.61[2]
Cash Series Shares	$1,000	$1,024.60	$0.61[3]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.12%
Cash Series Shares	0.12%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Institutional Shares current Fee Limit of 0.35% (as reflected in the notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.76 and $1.79, respectively.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Cash Series Shares current Fee Limit of 1.02% (as reflected in the notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $5.14 and $5.19, respectively.
Annual Shareholder Report
20

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2013, the Trust comprised 35 portfolio(s), and the Federated Fund Family consisted of 42 investment companies (comprising 135 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
Annual Shareholder Report
21

INDEPENDENT Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and CEO, The Collins Group, Inc. (a private equity firm).
Other Directorships Held: Chairman Emeriti, Bentley University; Director, Sterling Suffolk Downs, Inc.; Former Director, National Association of Printers and Lithographers.
Previous Positions: Director and Audit Committee Member, Bank of America Corp.
Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Associate General Secretary and Director, Office for Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law; Superior Court of Pennsylvania (service began 1998 and ended July 2009).
Other Directorships Held: Director, Consol Energy (service started June 2013); Director, Auberle (service ended December 2013); Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director, Ireland Institute of Pittsburgh (service ended December 2013); Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society (service ended December 2013); Director, Our Campaign for the Church Alive!, Inc.; Director, Pennsylvania Bar Institute (2013-present); Director, Cardinal Wuerl North Catholic High School (2013-present).
Previous Position: Professor of Law, Duquesne University School of Law, Pittsburgh (1983-1998).
Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: August 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Annual Shareholder Report
22

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
P. Jerome Richey Birth Date: February 23, 1949 Trustee Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; General Counsel, University of Pittsburgh.
Other Directorships Held: Board Chairman, Epilepsy Foundation of Western Pennsylvania; Board Member, World Affairs Council of Pittsburgh.
Previous Positions: Chief Legal Officer and Executive Vice President, CONSOL Energy Inc.; Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
Qualifications: Business management, legal and director experience.
Annual Shareholder Report
23

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Annual Shareholder Report
24

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Previous Positions: Served in Senior Management positions with a large regional banking organization.
Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Officer since: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of Federated's money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER AND VICE PRESIDENT Officer since: May 2004 Portfolio Manager since: August 1990	Principal Occupations: Mary Jo Ochson has been the Fund's Portfolio Manager since August 1990. Ms. Ochson was named Chief Investment Officer of Federated's tax-exempt fixed-income products in 2004 and Chief Investment Officer of Federated's Tax-Free Money Markets in 2010 and is a Vice President of the Trust with respect to the Fund. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson has received the Chartered Financial Analyst designation and holds an M.B.A. in Finance from the University of Pittsburgh.
Annual Shareholder Report
25

Evaluation and Approval of Advisory Contract–May 2014
Federated Minnesota Municipal Cash Trust (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2014 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to
Annual Shareholder Report
26

institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
Annual Shareholder Report
27

the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relative indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted that the investment advisory fee was waived in its entirety and that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; and different portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
Annual Shareholder Report
28

The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Evaluation.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. In addition, following discussions regarding the Senior Officer's May 2013 recommendations, Federated made meaningful reductions to gross advisory fees for several funds. At the Board meeting in May 2014, the Senior Officer proposed, and the Board approved, reductions in the contractual advisory fees of certain other funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single
Annual Shareholder Report
29

change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
Annual Shareholder Report
30

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Annual Shareholder Report
31

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Annual Shareholder Report
32

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Minnesota Municipal Cash Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N492
CUSIP 60934N484
29368 (12/14)
Federated is a registered trademark of Federated Investors, Inc.
2014 ©Federated Investors, Inc.
Annual Shareholder Report
October 31, 2014
Share Class	Ticker
Institutional	NJMXX
Service	NJSXX
Cash Series	NJCXX

Federated New Jersey Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At October 31, 2014, the Fund's portfolio composition1 was as follows:
Percentage of Total Net Assets
Variable Rate Demand Instruments	68.8%
Municipal Notes	30.8%
Other Assets and Liabilities—Net[2]	0.4%
TOTAL	100.0%
At October 31, 2014, the Fund's effective maturity schedule3 was as follows:
Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	68.8%
8-30 Days	3.0%
31-90 Days	10.1%
91-180 Days	8.5%
181 Days or more	9.2%
Other Assets and Liabilities—Net[2]	0.4%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Annual Shareholder Report
1

Portfolio of Investments
October 31, 2014
Principal Amount			Value
		SHORT-TERM MUNICIPALS—99.6%[1,2]
		New Jersey—99.1%
$2,458,205		Allamuchy Township, NJ, 1.25% BANs, 10/20/2015	$2,471,650
3,000,000		Belmar, NJ, 1.00% BANs, 2/13/2015	3,003,621
2,000,000		Bloomfield Township, NJ, 1.00% BANs, 1/16/2015	2,001,946
2,728,000		Carteret, NJ, 1.00% BANs, 2/6/2015	2,731,213
28,720,000	[3,4]	Clipper Tax-Exempt Certificates Trust (New Jersey Non-AMT) (Series 2009-49) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.050%, 11/6/2014	28,720,000
3,754,759		Evesham Township, NJ, (Series 2014A), 1.00% BANs, 5/21/2015	3,763,591
2,000,000		Freehold Borough, NJ, (Series 2013A), 1.00% BANs, 12/17/2014	2,000,574
4,000,000		Harmony Township, NJ, 1.00% BANs, 4/28/2015	4,004,831
2,170,308		Hazlet Township, NJ, 1.00% BANs, 6/22/2015	2,176,904
3,768,975		Hopewell Borough, NJ, 1.50% BANs, 9/24/2015	3,789,032
1,379,765		Linwood, NJ, 1.25% BANs, 7/31/2015	1,384,673
2,310,000		Little Ferry Boro, NJ, 1.00% BANs, 11/14/2014	2,310,261
3,355,000		Long Branch, NJ, 1.00% BANs, 2/13/2015	3,357,180
3,000,000		Lopatcong, NJ, 1.00% BANs, 1/29/2015	3,003,253
2,000,000		Maple Shade Township, NJ, (Series 2013A), 1.25% BANs, 12/19/2014	2,000,910
2,484,993		Middle Township, NJ, 1.00% BANs, 11/13/2014	2,485,252
2,045,000		Millville, NJ, 1.25% BANs, 12/5/2014	2,045,697
2,450,000		New Jersey EDA Weekly VRDNs (Baptist Home Society of New Jersey)/(Valley National Bank, Passaic, NJ LOC), 0.350%, 11/6/2014	2,450,000
6,575,000		New Jersey EDA Weekly VRDNs (Services for Children with Hidden Intelligence, Inc.)/(Fulton Bank, N.A. LOC), 0.900%, 11/6/2014	6,575,000
4,100,000		New Jersey EDA, (Series 2000) Weekly VRDNs (Rose Hill Associates LLC)/(TD Bank, N.A. LOC), 0.130%, 11/7/2014	4,100,000
1,500,000		New Jersey EDA, (Series 2001) Weekly VRDNs (Temple Emanuel of the Pascack Valley)/(PNC Bank, N.A. LOC), 0.300%, 11/7/2014	1,500,000
1,590,000		New Jersey EDA, (Series 2001) Weekly VRDNs (Village School for Children, Inc.)/(Valley National Bank, Passaic, NJ LOC), 0.800%, 11/6/2014	1,590,000
1,895,000		New Jersey Health Care Facilities Financing Authority, (Series A-2) Weekly VRDNs (Christian Health Care Center)/(Valley National Bank, Passaic, NJ LOC), 0.320%, 11/6/2014	1,895,000
7,000,000	[3,4]	New Jersey Higher Education Assistance Authority, RBC Muni Trust (Series 2008-L35) Weekly VRDNs (Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), 0.090%, 11/6/2014	7,000,000
Annual Shareholder Report
2

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		New Jersey—continued
$10,000,000	[3,4]	New Jersey Higher Education Assistance Authority, RBC Muni Trust (Series 2008-L36) Weekly VRDNs (Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), 0.090%, 11/6/2014	$10,000,000
8,700,000	[3,4]	New Jersey Housing & Mortgage Finance Agency, P-FLOATs (Series PT-4661) Weekly VRDNs (Bank of America N.A. LIQ), 0.080%, 11/6/2014	8,700,000
5,085,000	[3,4]	New Jersey State Economic Development Authority, SPEARs (Series DBE-1143X) Weekly VRDNs (New Jersey State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.160%, 11/6/2014	5,085,000
9,210,000	[3,4]	New Jersey State Educational Facilities Authority, (Series DBE-1307) Weekly VRDNs (New Jersey State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.150%, 11/6/2014	9,210,000
5,750,000		New Jersey State Transportation Trust Fund Authority, (Series 2009C) Weekly VRDNs (New Jersey State)/(Wells Fargo Bank, N.A. LOC), 0.050%, 11/5/2014	5,750,000
2,500,000	[3,4]	New Jersey State Transportation Trust Fund Authority, SPEARs (Series DBE-297) Weekly VRDNs (New Jersey State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.120%, 11/6/2014	2,500,000
14,995,000	[3,4]	New Jersey State, PUTTERs (Series 4459) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 0.070%, 11/3/2014	14,995,000
2,000,000		North Wildwood, NJ, 1.00% BANs, 3/11/2015	2,002,258
9,000,000	[3,4]	Nuveen New Jersey Dividend Advantage Municipal Fund, (450 Series 1), Weekly VRDPs, (Toronto Dominion Bank LIQ), 0.150%, 11/6/2014	9,000,000
9,000,000	[3,4]	Nuveen New Jersey Investment Quality Municipal Fund, Inc., (Series 2), Weekly VRDPs, (Royal Bank of Canada, Montreal LIQ), 0.130%, 11/6/2014	9,000,000
2,823,121		Oakland Borough, NJ, 1.00% BANs, 12/10/2014	2,825,021
3,000,000	[3,4]	Port Authority of New York and New Jersey, Floater Certificates (Series 2008-2920) Weekly VRDNs (Morgan Stanley Bank, N.A. LIQ), 0.060%, 11/6/2014	3,000,000
2,700,000	[3,4]	Port Authority of New York and New Jersey, Floater Certificates (Series 2008-3344) Weekly VRDNs (Morgan Stanley Bank, N.A. LIQ), 0.110%, 11/6/2014	2,700,000
2,050,000	[3,4]	Port Authority of New York and New Jersey, ROCs (Series 14086) Weekly VRDNs (Citibank NA, New York LIQ), 0.100%, 11/6/2014	2,050,000
2,309,300		Ramsey, NJ, 1.00% BANs, 1/16/2015	2,310,732
1,714,800		Somerville Borough, NJ, 1.00% BANs, 3/4/2015	1,717,108
2,477,400		Stanhope, NJ, 1.25% BANs, 5/29/2015	2,483,727
2,000,000		Wantage Township, NJ, 1.50% BANs, 1/9/2015	2,001,758
2,204,125		Wenonah, NJ, 1.25% BANs, 7/15/2015	2,211,020
1,802,625		West Long Branch, NJ, (Series 2013), 1.50% BANs, 12/18/2014	1,803,589
Annual Shareholder Report
3

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		New Jersey—continued
$1,200,000		Wood-Ridge Borough, NJ, 1.00% BANs, 11/14/2014	$1,200,127
		TOTAL	196,905,928
		New York—0.5%
1,000,000	[3,4]	Port Authority of New York and New Jersey, SPEARs (Series DB-636) Weekly VRDNs (Deutsche Bank AG LIQ), 0.140%, 11/6/2014	1,000,000
		TOTAL MUNICIPAL INVESTMENTS—99.6% (AT AMORTIZED COST)[5]	197,905,928
		OTHER ASSETS AND LIABILITIES - NET—0.4%[6]	783,497
		TOTAL NET ASSETS—100%	$198,689,425
Securities that are subject to the federal alternative minimum tax (AMT) represent 22.7% of the portfolio as calculated based upon total market value (percentage is unaudited).
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At October 31, 2014, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value (unaudited)

First Tier	Second Tier
93.7%	6.3%
2	Current rate and next reset date shown for Variable Rate Demand Instruments.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2014, these restricted securities amounted to $112,960,000, which represented 56.9% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2014, these liquid restricted securities amounted to $112,960,000, which represented 56.9% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2014.
Annual Shareholder Report
4

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2014, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
The following acronyms are used throughout this portfolio:
AMT	—Alternative Minimum Tax
BANs	—Bond Anticipation Notes
EDA	—Economic Development Authority
GTD	—Guaranteed
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
P-FLOATs	—Puttable Floating Option Tax-Exempt Receipts
PUTTERs	—Puttable Tax-Exempt Receipts
ROCs	—Reset Option Certificates
SPEARs	—Short Puttable Exempt Adjustable Receipts
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
5

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	—	0.000[1]	—	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	—	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.02%	0.01%	0.04%	0.03%	0.05%
Ratios to Average Net Assets:
Net expenses	0.28%	0.34%	0.46%	0.53%	0.55%
Net investment income	0.01%	0.01%	0.01%	0.02%	0.04%
Expense waiver/reimbursement[3]	0.37%	0.30%	0.17%	0.11%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$46,239	$55,112	$53,860	$64,900	$60,362
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
6

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	—	0.000[1]	—	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	—	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.02%	0.01%	0.04%	0.02%	0.02%
Ratios to Average Net Assets:
Net expenses	0.28%	0.34%	0.46%	0.54%	0.59%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.00%[3]
Expense waiver/reimbursement[4]	0.72%	0.64%	0.52%	0.45%	0.39%
Supplemental Data:
Net assets, end of period (000 omitted)	$55,439	$91,247	$126,753	$113,530	$126,292
1	Represents less than $0.001.
2	Based on net asset value.
3	Represents less than 0.01%.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
7

Financial Highlights–Cash Series Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	—	0.000[1]	—	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	—	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.02%	0.01%	0.04%	0.02%	0.02%
Ratios to Average Net Assets:
Net expenses	0.28%	0.34%	0.46%	0.54%	0.58%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.00%[3]
Expense waiver/reimbursement[4]	1.22%	1.15%	1.02%	0.95%	0.90%
Supplemental Data:
Net assets, end of period (000 omitted)	$97,012	$101,903	$100,671	$113,777	$124,351
1	Represents less than $0.001.
2	Based on net asset value.
3	Represents less than 0.01%.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
8

Statement of Assets and Liabilities
October 31, 2014
Assets:
Total investment in securities, at amortized cost and fair value		$197,905,928
Cash		468,066
Income receivable		393,262
Receivable for shares sold		17,981
TOTAL ASSETS		198,785,237
Liabilities:
Payable for shares redeemed	$22,412
Income distribution payable	343
Payable to adviser (Note 5)	7,799
Payable for transfer agent fee	21,150
Payable for portfolio accounting fees	11,520
Payable for share registration costs	30,153
Accrued expenses (Note 5)	2,435
TOTAL LIABILITIES		95,812
Net assets for 198,689,508 shares outstanding		$198,689,425
Net Assets Consist of:
Paid-in capital		$198,689,508
Distributions in excess of net investment income		(83)
TOTAL NET ASSETS		$198,689,425
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$46,238,900 ÷ 46,238,920 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$55,438,865 ÷ 55,438,888 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash Series Shares:
$97,011,660 ÷ 97,011,700 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
9

Statement of Operations
Year Ended October 31, 2014
Investment Income:
Interest			$723,374
Expenses:
Investment adviser fee (Note 5)		$998,762
Administrative fee (Note 5)		195,158
Custodian fees		9,184
Transfer agent fee		180,660
Directors'/Trustees' fees (Note 5)		1,699
Auditing fees		19,601
Legal fees		23,051
Portfolio accounting fees		88,849
Distribution services fee (Note 5)		716,334
Other service fees (Notes 2 and 5)		473,280
Share registration costs		66,209
Printing and postage		32,040
Miscellaneous (Note 5)		6,617
TOTAL EXPENSES		2,811,444
Waivers and Reimbursement:
Waiver of investment adviser fee (Notes 2 and 5)	$(923,858)
Waivers/reimbursement of other operating expenses (Notes and 5)	(1,189,614)
TOTAL WAIVERS AND REIMBURSEMENT		(2,113,472)
Net expenses			697,972
Net investment income			$25,402
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
10

Statement of Changes in Net Assets
Year Ended October 31	2014	2013
Increase (Decrease) in Net Assets
Operations:
Net investment income	$25,402	$28,018
Net realized gain on investments	—	19,104
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	25,402	47,122
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(6,024)	(5,267)
Service Shares	(8,381)	(11,691)
Cash Series Shares	(10,537)	(11,017)
Distributions from net realized gain on investments
Institutional Shares	(4,731)	—
Service Shares	(6,771)	—
Cash Series Shares	(7,602)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(44,046)	(27,975)
Share Transactions:
Proceeds from sale of shares	489,081,742	628,950,018
Net asset value of shares issued to shareholders in payment of distributions declared	32,474	21,067
Cost of shares redeemed	(538,667,981)	(662,011,885)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(49,553,765)	(33,040,800)
Change in net assets	(49,572,409)	(33,021,653)
Net Assets:
Beginning of period	248,261,834	281,283,487
End of period (including (distributions in excess of) net investment income of $(83) and $(543), respectively)	$198,689,425	$248,261,834
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
11

Notes to Financial Statements
October 31, 2014
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 33 portfolios. The financial statements included herein are only those of Federated New Jersey Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Service Shares and Cash Series Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax and New Jersey state income tax imposed upon non-corporate taxpayers consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Annual Shareholder Report
12

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares, Service Shares and Cash Series Shares may bear distribution services fees and other service fees unique to those classes.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Service Shares and Cash Series Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time.
For the year ended October 31, 2014, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Service Shares	$209,815	$—	$(209,815)
Cash Series Shares	263,465	(433)	(263,032)
TOTAL	$473,280	$(433)	$(472,847)
For the year ended October 31, 2014, the Fund's Institutional Shares did not incur other service fees.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization
All premiums and discounts are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended October 31, 2014, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2014, tax years 2011 through 2014 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
Annual Shareholder Report
13

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended October 31	2014		2013
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	119,049,281	$119,049,281	110,515,592	$110,515,592
Shares issued to shareholders in payment of distributions declared	2,903	2,903	1,571	1,571
Shares redeemed	(127,920,786)	(127,920,786)	(109,269,664)	(109,269,664)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(8,868,602)	$(8,868,602)	1,247,499	$1,247,499
Annual Shareholder Report
14

Year Ended October 31	2014		2013
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	127,500,271	$127,500,271	272,907,479	$272,907,479
Shares issued to shareholders in payment of distributions declared	11,594	11,594	8,579	8,579
Shares redeemed	(163,312,780)	(163,312,780)	(308,429,118)	(308,429,118)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(35,800,915)	$(35,800,915)	(35,513,060)	$(35,513,060)

Year Ended October 31	2014		2013
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	242,532,190	$242,532,190	245,526,947	$245,526,947
Shares issued to shareholders in payment of distributions declared	17,977	17,977	10,917	10,917
Shares redeemed	(247,434,415)	(247,434,415)	(244,313,103)	(244,313,103)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	(4,884,248)	$(4,884,248)	1,224,761	$1,224,761
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(49,553,765)	$(49,553,765)	(33,040,800)	$(33,040,800)
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2014 and 2013, was as follows:
	2014	2013
Tax-exempt income	$24,942	$27,975
Ordinary income[1]	$13,610	$—
Long-term capital gains	$5,494	$—
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of October 31, 2014, the components of distributable earnings on a tax basis were as follows:
Distributions in excess of tax-exempt income	$(83)
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2014, the Adviser voluntarily waived $923,858 of its fee.
Annual Shareholder Report
15

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2014, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Service Shares and Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC.
Share Class Name	Percentage of Average Daily Net Assets of Class
Service Shares	0.10%
Cash Series Shares	0.60%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2014, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Service Shares	$84,019	$(84,019)
Cash Series Shares	632,315	(632,315)
TOTAL	$716,334	$(716,334)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
Other Service Fees
For the year ended October 31, 2014, FSSC reimbursed $433 of the other service fees disclosed in Note 2.
Annual Shareholder Report
16

Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Institutional Shares, Service Shares and Cash Series Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.57%, 0.72% and 1.02% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) March 1, 2015; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended October 31, 2014, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $253,660,000 and $240,270,000, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. CONCENTRATION OF RISK
Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 2014, 51.2% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 14.5% of total investments.
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of October 31, 2014, there were no outstanding loans. During the year ended October 31, 2014, the Fund did not utilize the LOC.
Annual Shareholder Report
17

8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2014, there were no outstanding loans. During the year ended October 31, 2014, the program was not utilized.
9. REGULATORY MATTERS
On July 23, 2014, the SEC voted to amend the rules under the Act which currently govern the operations of the Fund. A significant change resulting from these amendments will be a requirement that institutional prime funds (i.e., not retail as defined in the amendments) transact fund shares based on a market-based Net Asset Value (NAV). Other types of money market funds may continue to transact fund shares at an NAV calculated using the amortized cost valuation method. Among additional disclosure and other requirements, the amendments also will permit a money market fund, or, in certain circumstances, require a money market fund (other than a government money market fund which satisfies the requirements of the amended rules) to impose liquidity fees on redemptions, and permit a money market fund to limit (or gate) redemptions for up to 10 business days in any 90-day period. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016, two years after the effective date for the rule amendments. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Fund's operations, financial statements and accompanying notes.
10. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended October 31, 2014, the amount of long-term capital gains designated by the Fund was $5,494.
For the year ended October 31, 2014, 100% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.
Annual Shareholder Report
18

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF Trustees OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF Federated NEW JERSEY MUNICIPAL CASH TRUST:
We have audited the accompanying statement of assets and liabilities of Federated New Jersey Municipal Cash Trust (the “Fund”) (one of the portfolios constituting Money Market Obligations Trust), including the portfolio of investments, as of October 31, 2014, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2014, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated New Jersey Municipal Cash Trust, a portfolio of Money Market Obligations Trust, at October 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
December 23, 2014
Annual Shareholder Report
19

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2014 to October 31, 2014.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Annual Shareholder Report
20

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 5/1/2014	Ending Account Value 10/31/2014	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,000.10	$1.41[2]
Service Shares	$1,000	$1,000.10	$1.41[3]
Cash Series Shares	$1,000	$1,000.10	$1.41[4]
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,023.79	$1.43[2]
Service Shares	$1,000	$1,023.79	$1.43[3]
Cash Series Shares	$1,000	$1,023.79	$1.43[4]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.28%
Service Shares	0.28%
Cash Series Shares	0.28%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Institutional Shares current Fee Limit of 0.57% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.87 and $2.91, respectively.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Service Shares current Fee Limit of 0.72% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $3.63 and $3.67, respectively.
4	Actual and Hypothetical expenses paid during the period utilizing the Fund's Cash Series Shares current Fee Limit of 1.02% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $5.14 and $5.19, respectively.
Annual Shareholder Report
21

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2013, the Trust comprised 35 portfolio(s), and the Federated Fund Family consisted of 42 investment companies (comprising 135 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
Annual Shareholder Report
22

INDEPENDENT Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and CEO, The Collins Group, Inc. (a private equity firm).
Other Directorships Held: Chairman Emeriti, Bentley University; Director, Sterling Suffolk Downs, Inc.; Former Director, National Association of Printers and Lithographers.
Previous Positions: Director and Audit Committee Member, Bank of America Corp.
Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Associate General Secretary and Director, Office for Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law; Superior Court of Pennsylvania (service began 1998 and ended July 2009).
Other Directorships Held: Director, Consol Energy (service started June 2013); Director, Auberle (service ended December 2013); Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director, Ireland Institute of Pittsburgh (service ended December 2013); Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society (service ended December 2013); Director, Our Campaign for the Church Alive!, Inc.; Director, Pennsylvania Bar Institute (2013-present); Director, Cardinal Wuerl North Catholic High School (2013-present).
Previous Position: Professor of Law, Duquesne University School of Law, Pittsburgh (1983-1998).
Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: August 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Annual Shareholder Report
23

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
P. Jerome Richey Birth Date: February 23, 1949 Trustee Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; General Counsel, University of Pittsburgh.
Other Directorships Held: Board Chairman, Epilepsy Foundation of Western Pennsylvania; Board Member, World Affairs Council of Pittsburgh.
Previous Positions: Chief Legal Officer and Executive Vice President, CONSOL Energy Inc.; Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
Qualifications: Business management, legal and director experience.
Annual Shareholder Report
24

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Annual Shareholder Report
25

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Previous Positions: Served in Senior Management positions with a large regional banking organization.
Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Officer since: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of Federated's money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Officer since: May 2004	Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of Federated's tax-exempt, fixed-income products in 2004 and Chief Investment Officer of Federated's Tax-Free Money Markets in 2010. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson has received the Chartered Financial Analyst designation and holds an M.B.A. in Finance from the University of Pittsburgh.
Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Officer since: May 2004 Portfolio Manager since: December 1990	Principal Occupations: Jeff A. Kozemchak has been the Fund's Portfolio Manager since December 1990. He is Vice President of the Trust with respect to the Fund. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak has received the Chartered Financial Analyst designation and holds an M.S. in Industrial Administration from Carnegie Mellon University in 1987.
Annual Shareholder Report
26

Evaluation and Approval of Advisory Contract–May 2014
Federated New Jersey Municipal Cash Trust (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2014 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to
Annual Shareholder Report
27

institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
Annual Shareholder Report
28

the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relative indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements and that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund in the context of the other factors considered relevant by the Board.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; and different portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
Annual Shareholder Report
29

The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Evaluation.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. In addition, following discussions regarding the Senior Officer's May 2013 recommendations, Federated made meaningful reductions to gross advisory fees for several funds. At the Board meeting in May 2014, the Senior Officer proposed, and the Board approved, reductions in the contractual advisory fees of certain other funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single
Annual Shareholder Report
30

change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
Annual Shareholder Report
31

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Annual Shareholder Report
32

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Annual Shareholder Report
33

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated New Jersey Municipal Cash Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N476
CUSIP 60934N468
CUSIP 608919874
G00203-01 (12/14)
Federated is a registered trademark of Federated Investors, Inc.
2014 ©Federated Investors, Inc.
Annual Shareholder Report
October 31, 2014
Share Class	Ticker
Service	FNTXX
Cash II	NYCXX
Institutional	NISXX
Cash Series	FNCXX

Federated New York Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At October 31, 2014, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	80.7%
Municipal Notes	19.9%
Other Assets and Liabilities—Net[2]	(0.6)%
TOTAL	100.0%
At October 31, 2014, the Fund's effective maturity schedule3 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	79.7%
8-30 Days	0.7%
31-90 Days	2.7%
91-180 Days	5.9%
181 Days or more	11.6%
Other Assets and Liabilities—Net[2]	(0.6)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Annual Shareholder Report
1

Portfolio of Investments
October 31, 2014
Principal Amount			Value
		SHORT-TERM MUNICIPALS—100.6%[1,2]
		New York—99.0%
$5,100,000		Albany, NY IDA, (Series 2004) Weekly VRDNs (Renaissance Corporation of Albany)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.100%, 11/6/2014	$5,100,000
8,000,000		Amsterdam, NY City School District, 1.00% BANs, 6/26/2015	8,025,817
8,000,000		Ausable Valley, NY CSD, 0.75% BANs, 6/25/2015	8,015,931
7,000,000		Babylon, NY Union Free School District, 1.00% TANs, 6/26/2015	7,036,890
6,340,000		Bath, NY, 1.00% BANs, 5/22/2015	6,345,172
15,000,000	[3,4]	Battery Park, NY City Authority, PUTTERs (Series 4410), 0.10% TOBs (JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC) 1/8/2015	15,000,000
16,882,137		Beacon, NY, (Series 2014A), 0.75% BANs, 5/29/2015	16,931,244
6,805,000		Broome County, NY IDA, (Series 2008C) Weekly VRDNs (Good Shepherd Village at Endwell, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.100%, 11/6/2014	6,805,000
10,000,000		Campbell-Savona, NY CSD, 1.00% BANs, 4/14/2015	10,029,969
5,325,000		Chittenango, NY CSD, 1.00% BANs, 11/6/2015	5,360,411
30,910,000	[3,4]	Clipper Tax-Exempt Certificates Trust (New York Non-AMT) Series 2009-71 Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.080%, 11/6/2014	30,910,000
8,600,000		Edwards-Knox, NY CSD, 1.00% BANs, 7/17/2015	8,632,036
6,100,000		Genesee Valley, NY CSD, (Series 2014A), 0.75% BANs, 6/25/2015	6,112,550
5,934,019		Hammondsport, NY CSD, 0.75% BANs, 6/19/2015	5,948,155
15,649,035		Ithaca, NY, (Series 2014A), 0.75% BANs, 2/19/2015	15,673,936
4,600,000		Jamestown, NY CSD, (Series 2014C), 0.75% BANs, 6/25/2015	4,610,397
4,190,000		Madison County, NY IDA, (Series 1999A) Weekly VRDNs (Cazenovia College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.150%, 11/6/2014	4,190,000
30,000,000	[3,4]	Metropolitan Transportation Authority, NY, Joint Venture Interest Trust Receipts (JVI-1008) Weekly VRDNs (GTD by Bank of America N.A.)/(Bank of America N.A. LIQ), 0.230%, 11/6/2014	30,000,000
1,900,000		Monroe County, NY IDA, (Series 2004) Weekly VRDNs (Al Sigl Center for Rehabilitation Agencies, Inc. Civic Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.100%, 11/6/2014	1,900,000
3,800,000		Monroe County, NY IDA, (Series 2005) Weekly VRDNs (YMCA of Greater Rochester)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.100%, 11/6/2014	3,800,000
8,320,000		Monroe County, NY IDA, (Series 2008) Weekly VRDNs (Harley School)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.100%, 11/6/2014	8,320,000
Annual Shareholder Report
2

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		New York—continued
$17,700,000		Nassau County, NY Interim Finance Authority, Senior Sales Tax Secured Bonds (Series 2008C) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.050%, 11/5/2014	$17,700,000
10,200,000		New York City Housing Development Corp., (Series 2006A: 2 Gold Street) Weekly VRDNs (2 Gold LLC)/(FNMA LOC), 0.050%, 11/5/2014	10,200,000
25,000,000		New York City Liberty Development Corp., (Series A-1 remarketed 3/19/14), 0.15% TOBs (3 World Trade Center)/(GTD by United States Treasury) 3/19/2015	25,000,000
19,900,000		New York City, NY IDA, (Series 2000) Weekly VRDNs (Jewish Community Center on the Upper West Side, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.100%, 11/6/2014	19,900,000
880,000		New York City, NY IDA, (Series 2001) Weekly VRDNs (Village Community School)/(TD Bank, N.A. LOC), 0.170%, 11/6/2014	880,000
4,410,000		New York City, NY IDA, (Series 2003) Weekly VRDNs (Professional Children's School)/(Wells Fargo Bank, N.A. LOC), 0.100%, 11/6/2014	4,410,000
4,425,000		New York City, NY IDA, (Series 2004) Weekly VRDNs (Seamen's Society for Children and Families)/(TD Bank, N.A. LOC), 0.100%, 11/6/2014	4,425,000
15,000,000		New York City, NY IDA, (Series 2006A) Weekly VRDNs (New York Law School)/(JPMorgan Chase Bank, N.A. LOC), 0.030%, 11/6/2014	15,000,000
45,935,000		New York City, NY Municipal Water Finance Authority, (Series 2013AA-2) Weekly VRDNs (Bank of Tokyo-Mitsubishi UFJ Ltd. LIQ), 0.050%, 11/6/2014	45,935,000
24,200,000		New York City, NY Municipal Water Finance Authority, (Series 2014AA-8) Daily VRDNs (Mizuho Bank Ltd. LIQ), 0.070%, 11/3/2014	24,200,000
40,000,000		New York City, NY Municipal Water Finance Authority, (Series 2015BB-3) Weekly VRDNs (Sumitomo Mitsui Banking Corp. LIQ), 0.050%, 11/6/2014	40,000,000
7,335,000	[3,4]	New York City, NY Municipal Water Finance Authority, Barclays Floater Certificates (Series 2013-3WX) Weekly VRDNs (Barclays Bank PLC LIQ), 0.060%, 11/6/2014	7,335,000
35,600,000		New York City, NY Transitional Finance Authority, (Fiscal 1998 Series C) Daily VRDNs (Morgan Stanley Bank, N.A. LOC), 0.070%, 11/3/2014	35,600,000
16,900,000		New York City, NY Transitional Finance Authority, (Series 1999A-1) Weekly VRDNs (TD Bank, N.A. LIQ), 0.050%, 11/5/2014	16,900,000
6,250,000	[3,4]	New York City, NY Transitional Finance Authority, ROCs (Series 14076) Weekly VRDNs (Citibank NA, New York LIQ), 0.060%, 11/6/2014	6,250,000
9,000,000		New York City, NY, (Fiscal 1994 Series A-7) Daily VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.070%, 11/3/2014	9,000,000
2,500,000		New York City, NY, (Fiscal 1994 Series C) Daily VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.070%, 11/3/2014	2,500,000
Annual Shareholder Report
3

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		New York—continued
$15,000,000		New York City, NY, (Fiscal 1995 Series B-8) Weekly VRDNs (GTD by Bayerische Landesbank LOC), 0.050%, 11/5/2014	$15,000,000
3,700,000		New York City, NY, (Fiscal 2008 Subseries D-3) Weekly VRDNs (Credit Agricole Corporate and Investment Bank LIQ), 0.070%, 11/6/2014	3,700,000
35,000,000		New York City, NY, (Fiscal 2012 Series G-3) Weekly VRDNs (Citibank NA, New York LOC), 0.050%, 11/6/2014	35,000,000
7,500,000	[3,4]	New York Liberty Development Corporation, SPEARs (DBE-1327) Weekly VRDNs (Port Authority of New York and New Jersey)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.160%, 11/6/2014	7,500,000
20,000,000		New York State Dormitory Authority, (Series 2008B-1) Weekly VRDNs (St. John's University)/(Bank of America N.A. LOC), 0.070%, 11/6/2014	20,000,000
10,600,000		New York State Energy Research & Development Authority, (Series 2005A-2) Weekly VRDNs (Consolidated Edison Co.)/(Mizuho Bank Ltd. LOC), 0.050%, 11/5/2014	10,600,000
28,000,000		New York State HFA, (2004 Series A) Weekly VRDNs (100 Maiden Lane)/(FNMA LOC), 0.050%, 11/5/2014	28,000,000
10,000,000		New York State HFA, (2010 Series A) Weekly VRDNs (42nd and 10th Street Associates LLC)/(FHLMC LOC), 0.040%, 11/5/2014	10,000,000
16,000,000		New York State HFA, (Series 2009B: 505 West 37th Street Housing) Daily VRDNs (Midtown West B LLC)/(Landesbank Hessen-Thuringen LOC), 0.080%, 11/3/2014	16,000,000
1,300,000		New York State HFA, (Series 2014A) Daily VRDNs (160 Madison Ave, LLC)/(PNC Bank, N.A. LOC), 0.070%, 11/3/2014	1,300,000
30,000,000		New York State HFA, (Series A) Weekly VRDNs (2180 Broadway)/(Wells Fargo Bank, N.A. LOC), 0.040%, 11/5/2014	30,000,000
10,000,000		New York State HFA, 606 West 57th Street (Series 2014A) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 0.060%, 11/6/2014	10,000,000
15,000,000		New York State HFA, 855 6th Ave (Series 2014A) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 0.050%, 11/5/2014	15,000,000
65,250,000		New York State Local Government Assistance Corp., (Series 2003A-4V) Subordinate Lien Refunding Bonds Weekly VRDNs (Bank of America N.A. LIQ), 0.050%, 11/5/2014	65,250,000
6,500,000	[3,4]	New York State Local Government Assistance Corp., Municipal Securities Trust Receipts (Series 1997-SG-100) Weekly VRDNs (Societe Generale, Paris LIQ), 0.160%, 11/6/2014	6,500,000
8,715,000		Ontario County, NY Industrial Development Agency, (Series 2005A) Monthly VRDNs (Friends of the Finger Lakes Performing Arts Center, Inc.)/(Citizens Bank, N.A., Providence LOC), 0.700%, 11/3/2014	8,715,000
1,300,000		Orange County, NY IDA, (Series 2002) Weekly VRDNs (Tuxedo Park School)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.100%, 11/6/2014	1,300,000
3,395,000		Rensselaer County, NY IDA, Civic Facility Revenue Bonds (Series 2003A) Weekly VRDNs (WMHT Educational Telecommunications)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.100%, 11/6/2014	3,395,000
Annual Shareholder Report
4

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		New York—continued
$5,385,000		Romulus, NY CSD, 1.00% BANs, 6/30/2015	$5,401,251
6,555,444		Salina, NY, 0.75% BANs, 6/19/2015	6,572,298
6,000,000		Sweet Home CSD, NY, 0.50% TANs, 11/13/2014	6,000,507
40,000,000		Triborough Bridge & Tunnel Authority, NY, MTA Bridges and Tunnels (Series 2001C) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.050%, 11/5/2014	40,000,000
10,871,896		Wayne, NY CSD, 0.75% BANs, 6/24/2015	10,898,355
3,155,000		Westchester County, NY IDA, (Series 2000) Weekly VRDNs (Jacob Burns Film Center, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.100%, 11/6/2014	3,155,000
		TOTAL	853,269,919
		New Jersey—1.6%
14,000,000	[3,4]	Port Authority of New York and New Jersey, Floater Certificates (Series 2008-2920) Weekly VRDNs (Morgan Stanley Bank, N.A. LIQ), 0.060%, 11/6/2014	14,000,000
		TOTAL MUNICIPAL INVESTMENTS—100.6% (AT AMORTIZED COST)[5]	867,269,919
		OTHER ASSETS AND LIABILITIES - NET—(0.6)%[6]	(4,816,403)
		TOTAL NET ASSETS—100%	$862,453,516
At October 31, 2014, the Fund held no securities that are subject to the federal alternative minimum tax (AMT) (unaudited).
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At October 31, 2014, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value (unaudited)

First Tier	Second Tier
99.0%	1.0%
2	Current rate and next reset date shown for Variable Rate Demand Instruments.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2014, these restricted securities amounted to $117,495,000, which represented 13.6% of total net assets.
Annual Shareholder Report
5

4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2014, these liquid restricted securities amounted to $117,495,000, which represented 13.6% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2014.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2014, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
The following acronyms are used throughout this portfolio:
AMT	—Alternative Minimum Tax
BANs	—Bond Anticipation Notes
CSD	—Central School District
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GTD	—Guaranteed
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
PUTTERs	—Puttable Tax-Exempt Receipts
ROCs	—Reset Option Certificates
SPEARs	—Short Puttable Exempt Adjustable Receipts
TANs	—Tax Anticipation Notes
TOBs	—Tender Option Bonds
VRDNs	—Variable Rate Demand Notes
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
6

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000[1]	0.000[1]	—	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	—	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.02%	0.02%	0.03%	0.02%
Ratios to Average Net Assets:
Net expenses	0.13%	0.20%	0.35%	0.41%	0.48%
Net investment income	0.01%	0.02%	0.02%	0.02%	0.02%
Expense waiver/reimbursement[3]	0.92%	0.86%	0.71%	0.65%	0.57%
Supplemental Data:
Net assets, end of period (000 omitted)	$183,805	$197,712	$205,445	$253,321	$352,137
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
7

Financial Highlights–Cash II Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000[1]	0.000[1]	—	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	—	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.02%	0.02%	0.03%	0.02%
Ratios to Average Net Assets:
Net expenses	0.13%	0.20%	0.35%	0.41%	0.48%
Net investment income	0.01%	0.02%	0.02%	0.02%	0.01%
Expense waiver/reimbursement[3]	0.95%	0.89%	0.74%	0.68%	0.59%
Supplemental Data:
Net assets, end of period (000 omitted)	$103,961	$101,130	$123,526	$113,510	$145,721
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
8

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.001	0.002
Net realized gain on investments	0.000[1]	0.000[1]	—	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.001	0.002
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.001)	(0.002)
Distributions from net realized gain on investments	(0.000)[1]	—	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.001)	(0.002)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.02%	0.06%	0.13%	0.18%
Ratios to Average Net Assets:
Net expenses	0.13%	0.20%	0.31%	0.31%	0.31%
Net investment income	0.01%	0.02%	0.06%	0.12%	0.17%
Expense waiver/reimbursement[3]	0.45%	0.39%	0.28%	0.27%	0.26%
Supplemental Data:
Net assets, end of period (000 omitted)	$260,579	$268,137	$354,412	$410,107	$688,480
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
9

Financial Highlights–Cash Series Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000[1]	0.000[1]	—	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	—	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.02%	0.02%	0.03%	0.02%
Ratios to Average Net Assets:
Net expenses	0.13%	0.20%	0.35%	0.41%	0.48%
Net investment income	0.01%	0.02%	0.02%	0.02%	0.01%
Expense waiver/reimbursement[3]	1.30%	1.25%	1.09%	1.03%	0.94%
Supplemental Data:
Net assets, end of period (000 omitted)	$314,108	$324,637	$243,370	$205,216	$290,039
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
10

Statement of Assets and Liabilities
October 31, 2014
Assets:
Total investment in securities, at amortized cost and fair value		$867,269,919
Cash		217,630
Income receivable		456,690
Receivable for shares sold		98,107
TOTAL ASSETS		868,042,346
Liabilities:
Payable for investments purchased	$5,360,411
Payable for shares redeemed	142,270
Income distribution payable	1,360
Payable to adviser (Note 5)	11,222
Payable for Directors'/Trustees' fees (Note 5)	538
Accrued expenses (Note 5)	73,029
TOTAL LIABILITIES		5,588,830
Net assets for 862,445,572 shares outstanding		$862,453,516
Net Assets Consist of:
Paid-in capital		$862,445,572
Accumulated net realized gain on investments		7,963
Distributions in excess of net investment income		(19)
TOTAL NET ASSETS		$862,453,516
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Service Shares:
$183,805,310 ÷ 183,803,631 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash II Shares:
$103,961,039 ÷ 103,960,091 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Shares:
$260,579,124 ÷ 260,576,632 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash Series Shares:
$314,108,043 ÷ 314,105,218 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
11

Statement of Operations
Year Ended October 31, 2014
Investment Income:
Interest			$1,236,606
Expenses:
Investment adviser fee (Note 5)		$3,622,778
Administrative fee (Note 5)		707,934
Custodian fees		34,682
Transfer agent fee		516,416
Directors'/Trustees' fees (Note 5)		6,056
Auditing fees		21,250
Legal fees		22,737
Portfolio accounting fees		149,970
Distribution services fee (Note 5)		2,868,470
Other service fees (Notes 2 and 5)		1,598,732
Share registration costs		86,647
Printing and postage		53,903
Miscellaneous (Note 5)		10,534
TOTAL EXPENSES		9,700,109
Waivers and Reimbursements:
Waiver of investment adviser fee (Note 5)	$(3,622,778)
Waivers/reimbursements of other operating expenses (Notes 2 and 5)	(4,932,600)
TOTAL WAIVERS AND REIMBURSEMENTS		(8,555,378)
Net expenses			1,144,731
Net investment income			91,875
Net realized gain on investments			7,970
Change in net assets resulting from operations			$99,845
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
12

Statement of Changes in Net Assets
Year Ended October 31	2014	2013
Increase (Decrease) in Net Assets
Operations:
Net investment income	$91,875	$184,495
Net realized gain on investments	7,970	31,708
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	99,845	216,203
Distributions to Shareholders:
Distributions from net investment income
Service Shares	(20,937)	(38,767)
Cash II Shares	(10,672)	(23,576)
Institutional Shares	(24,318)	(57,880)
Cash Series Shares	(34,680)	(62,750)
Distributions from net realized gain on investments
Service Shares	(7,386)	—
Cash II Shares	(3,433)	—
Institutional Shares	(8,641)	—
Cash Series Shares	(12,255)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(122,322)	(182,973)
Share Transactions:
Proceeds from sale of shares	2,123,043,665	1,979,330,000
Net asset value of shares issued to shareholders in payment of distributions declared	102,231	152,662
Cost of shares redeemed	(2,152,286,046)	(2,014,653,609)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(29,140,150)	(35,170,947)
Change in net assets	(29,162,627)	(35,137,717)
Net Assets:
Beginning of period	891,616,143	926,753,860
End of period (including (distributions in excess of) net investment income of $(19) and $(1,287), respectively)	$862,453,516	$891,616,143
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
13

Notes to Financial Statements
October 31, 2014
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 33 portfolios. The financial statements included herein are only those of Federated New York Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Service Shares, Cash II Shares, Institutional Shares and Cash Series Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income taxes imposed by New York State and New York municipalities consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Annual Shareholder Report
14

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Service Shares, Cash II Shares, Institutional Shares and Cash Series Shares may bear distribution services fees and other service fees unique to those classes. For the year ended October 31, 2014, unaffiliated third parties waived $157,081 of transfer agent fees.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Service Shares, Cash II Shares, Institutional Shares and Cash Series Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the year ended October 31, 2014, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Service Shares	$465,844	$(4,458)	$(461,386)
Cash II Shares	266,880	—	(266,880)
Cash Series Shares	866,008	—	(866,008)
TOTAL	$1,598,732	$(4,458)	$(1,594,274)
For the year ended October 31, 2014, the Fund's Institutional Shares did not incur other service fees.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization
All premiums and discounts are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended October 31, 2014, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2014, tax years 2011 through 2014 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
Annual Shareholder Report
15

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended October 31	2014		2013
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	737,193,630	$737,193,630	658,218,226	$658,218,226
Shares issued to shareholders in payment of distributions declared	12,600	12,600	16,600	16,600
Shares redeemed	(751,107,892)	(751,107,892)	(665,975,527)	(665,975,527)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(13,901,662)	$(13,901,662)	(7,740,701)	$(7,740,701)
Annual Shareholder Report
16

Year Ended October 31	2014		2013
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	145,014,693	$145,014,693	154,169,217	$154,169,217
Shares issued to shareholders in payment of distributions declared	14,097	14,097	23,488	23,488
Shares redeemed	(142,194,823)	(142,194,823)	(176,593,026)	(176,593,026)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	2,833,967	$2,833,967	(22,400,321)	$(22,400,321)

Year Ended October 31	2014		2013
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	368,897,541	$368,897,541	350,793,528	$350,793,528
Shares issued to shareholders in payment of distributions declared	29,125	29,125	50,823	50,823
Shares redeemed	(376,478,562)	(376,478,562)	(437,129,549)	(437,129,549)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(7,551,896)	$(7,551,896)	(86,285,198)	$(86,285,198)

Year Ended October 31	2014		2013
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	871,937,801	$871,937,801	816,149,029	$816,149,029
Shares issued to shareholders in payment of distributions declared	46,409	46,409	61,751	61,751
Shares redeemed	(882,504,769)	(882,504,769)	(734,955,507)	(734,955,507)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	(10,520,559)	$(10,520,559)	81,255,273	$81,255,273
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(29,140,150)	$(29,140,150)	(35,170,947)	$(35,170,947)
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2014 and 2013 was as follows:
	2014	2013
Tax-exempt income	$90,607	$182,973
Ordinary income[1]	$31,708	$—
Long-term capital gains	$7	$—
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of October 31, 2014, the components of distributable earnings on a tax basis were as follows:
Distributions in excess of tax-exempt income	$(19)
Undistributed long-term capital gains	$7,963
Annual Shareholder Report
17

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the year ended October 31, 2014, the Adviser voluntarily waived its entire fee of $3,622,778 and voluntarily reimbursed $308,317 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2014, the annualized net fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Service Shares, Cash II Shares and Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Service Shares	0.25%
Cash II Shares	0.25%
Cash Series Shares	0.60%
Annual Shareholder Report
18

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2014, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Service Shares	$523,118	$(523,118)
Cash II Shares	266,932	(266,932)
Cash Series Shares	2,078,420	(2,078,420)
TOTAL	$2,868,470	$(2,868,470)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
Other Service Fees
For the year ended October 31, 2014, FSSC reimbursed $4,458 of other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Service Shares, Cash II Shares, Institutional Shares and Cash Series Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.53%, 0.76%, 0.31% and 1.01% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) March 1, 2015; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended October 31, 2014, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $1,216,120,000 and $786,550,000, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Annual Shareholder Report
19

6. CONCENTRATION OF RISK
Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 2014, 56.1% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 6.9% of total investments.
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of October 31, 2014, there were no outstanding loans. During the year ended October 31, 2014, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2014, there were no outstanding loans. During the year ended October 31, 2014, the program was not utilized.
9. REGULATORY MATTERS
On July 23, 2014, the SEC voted to amend the rules under the Act which currently govern the operations of the Fund. A significant change resulting from these amendments will be a requirement that institutional prime funds (i.e., not retail as defined in the amendments), transact fund shares based on a market-based Net Asset Value (NAV). Other types of money market funds may continue to transact fund shares at an NAV calculated using the amortized cost valuation method. Among additional disclosure and other requirements, the amendments also will permit a money market fund, or, in certain circumstances, require a money market fund (other than a government money market fund which satisfies the requirements of the amended rules) to impose liquidity fees on redemptions, and permit a money market fund to limit (or gate) redemptions for up to 10 business days in any 90-day period. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016, two years after the effective date for the rule amendments. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Fund's operations, financial statements and accompanying notes.
10. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended October 31, 2014, the amount of long-term capital gains designated by the Fund was $7.
For the year ended October 31, 2014, 100% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.
Annual Shareholder Report
20

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF Trustees OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF Federated NEW YORK MUNICIPAL CASH TRUST:
We have audited the accompanying statement of assets and liabilities of Federated New York Municipal Cash Trust (the “Fund”) (one of the portfolios constituting Money Market Obligations Trust), including the portfolio of investments, as of October 31, 2014, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2014, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated New York Municipal Cash Trust, a portfolio of Money Market Obligations Trust, at October 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
December 23, 2014
Annual Shareholder Report
21

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2014 to October 31, 2014.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Annual Shareholder Report
22

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 5/1/2014	Ending Account Value 10/31/2014	Expenses Paid During Period[1]
Actual:
Service Shares	$1,000	$1,000.10	$0.66[2]
Cash II Shares	$1,000	$1,000.10	$0.66[3]
Institutional Shares	$1,000	$1,000.10	$0.66[4]
Cash Series Shares	$1,000	$1,000.10	$0.66[5]
Hypothetical (assuming a 5% return before expenses):
Service Shares	$1,000	$1,024.55	$0.66[2]
Cash II Shares	$1,000	$1,024.55	$0.66[3]
Institutional Shares	$1,000	$1,024.55	$0.66[4]
Cash Series Shares	$1,000	$1,024.55	$0.66[5]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365) (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Service Shares	0.13%
Cash II Shares	0.13%
Institutional Shares	0.13%
Cash Series Shares	0.13%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Service Shares current annualized net expense ratio of 0.53% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect current expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.67 and $2.70, respectively.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Cash II Shares current annualized net expense ratio of 0.76% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect current expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $3.83 and $3.87, respectively.
4	Actual and Hypothetical expenses paid during the period utilizing the Fund's Institutional Shares current annualized net expense ratio of 0.31% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect current expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.56 and $1.58, respectively.
5	Actual and Hypothetical expenses paid during the period utilizing the Fund's Cash Series Shares current annualized net expense ratio of 1.01% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect current expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $5.09 and $5.14, respectively.
Annual Shareholder Report
23

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2013, the Trust comprised 35 portfolio(s), and the Federated Fund Family consisted of 42 investment companies (comprising 135 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
Annual Shareholder Report
24

INDEPENDENT Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and CEO, The Collins Group, Inc. (a private equity firm).
Other Directorships Held: Chairman Emeriti, Bentley University; Director, Sterling Suffolk Downs, Inc.; Former Director, National Association of Printers and Lithographers.
Previous Positions: Director and Audit Committee Member, Bank of America Corp.
Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Associate General Secretary and Director, Office for Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law; Superior Court of Pennsylvania (service began 1998 and ended July 2009).
Other Directorships Held: Director, Consol Energy (service started June 2013); Director, Auberle (service ended December 2013); Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director, Ireland Institute of Pittsburgh (service ended December 2013); Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society (service ended December 2013); Director, Our Campaign for the Church Alive!, Inc.; Director, Pennsylvania Bar Institute (2013-present); Director, Cardinal Wuerl North Catholic High School (2013-present).
Previous Position: Professor of Law, Duquesne University School of Law, Pittsburgh (1983-1998).
Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: August 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Annual Shareholder Report
25

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
P. Jerome Richey Birth Date: February 23, 1949 Trustee Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; General Counsel, University of Pittsburgh.
Other Directorships Held: Board Chairman, Epilepsy Foundation of Western Pennsylvania; Board Member, World Affairs Council of Pittsburgh.
Previous Positions: Chief Legal Officer and Executive Vice President, CONSOL Energy Inc.; Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
Qualifications: Business management, legal and director experience.
Annual Shareholder Report
26

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Annual Shareholder Report
27

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Previous Positions: Served in Senior Management positions with a large regional banking organization.
Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Officer since: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of Federated's money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Officer since: May 2004	Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of Federated's tax-exempt, fixed-income products in 2004 and Chief Investment Officer of Federated's Tax-Free Money Markets in 2010. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson has received the Chartered Financial Analyst designation and holds an M.B.A. in Finance from the University of Pittsburgh.
Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Officer since: May 2004 Portfolio Manager since: June 1990	Principal Occupations: Jeff A. Kozemchak has been the Fund's Portfolio Manager since June 1990. He is Vice President of the Trust with respect to the Fund. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak has received the Chartered Financial Analyst designation and holds an M.S. in Industrial Administration from Carnegie Mellon University in 1987.
Annual Shareholder Report
28

Evaluation and Approval of Advisory Contract–May 2014
Federated New York Municipal Cash Trust (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2014 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to
Annual Shareholder Report
29

institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
Annual Shareholder Report
30

the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relative indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted that the investment advisory fee was waived in its entirety and that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; and different portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
Annual Shareholder Report
31

The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Evaluation.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. In addition, following discussions regarding the Senior Officer's May 2013 recommendations, Federated made meaningful reductions to gross advisory fees for several funds. At the Board meeting in May 2014, the Senior Officer proposed, and the Board approved, reductions in the contractual advisory fees of certain other funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single
Annual Shareholder Report
32

change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
Annual Shareholder Report
33

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Annual Shareholder Report
34

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Annual Shareholder Report
35

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated New York Municipal Cash Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N294
CUSIP 60934N310
CUSIP 608919858
CUSIP 608919866
29521 (12/14)
Federated is a registered trademark of Federated Investors, Inc.
2014 ©Federated Investors, Inc.
Annual Shareholder Report
October 31, 2014
Share Class	Ticker
Institutional	NISXX

Federated New York Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At October 31, 2014, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	80.7%
Municipal Notes	19.9%
Other Assets and Liabilities—Net[2]	(0.6)%
TOTAL	100.0%
At October 31, 2014, the Fund's effective maturity schedule3 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	79.7%
8-30 Days	0.7%
31-90 Days	2.7%
91-180 Days	5.9%
181 Days or more	11.6%
Other Assets and Liabilities—Net[2]	(0.6)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Annual Shareholder Report
1

Portfolio of Investments
October 31, 2014
Principal Amount			Value
		SHORT-TERM MUNICIPALS—100.6%[1,2]
		New York—99.0%
$5,100,000		Albany, NY IDA, (Series 2004) Weekly VRDNs (Renaissance Corporation of Albany)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.100%, 11/6/2014	$5,100,000
8,000,000		Amsterdam, NY City School District, 1.00% BANs, 6/26/2015	8,025,817
8,000,000		Ausable Valley, NY CSD, 0.75% BANs, 6/25/2015	8,015,931
7,000,000		Babylon, NY Union Free School District, 1.00% TANs, 6/26/2015	7,036,890
6,340,000		Bath, NY, 1.00% BANs, 5/22/2015	6,345,172
15,000,000	[3,4]	Battery Park, NY City Authority, PUTTERs (Series 4410), 0.10% TOBs (JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC) 1/8/2015	15,000,000
16,882,137		Beacon, NY, (Series 2014A), 0.75% BANs, 5/29/2015	16,931,244
6,805,000		Broome County, NY IDA, (Series 2008C) Weekly VRDNs (Good Shepherd Village at Endwell, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.100%, 11/6/2014	6,805,000
10,000,000		Campbell-Savona, NY CSD, 1.00% BANs, 4/14/2015	10,029,969
5,325,000		Chittenango, NY CSD, 1.00% BANs, 11/6/2015	5,360,411
30,910,000	[3,4]	Clipper Tax-Exempt Certificates Trust (New York Non-AMT) Series 2009-71 Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.080%, 11/6/2014	30,910,000
8,600,000		Edwards-Knox, NY CSD, 1.00% BANs, 7/17/2015	8,632,036
6,100,000		Genesee Valley, NY CSD, (Series 2014A), 0.75% BANs, 6/25/2015	6,112,550
5,934,019		Hammondsport, NY CSD, 0.75% BANs, 6/19/2015	5,948,155
15,649,035		Ithaca, NY, (Series 2014A), 0.75% BANs, 2/19/2015	15,673,936
4,600,000		Jamestown, NY CSD, (Series 2014C), 0.75% BANs, 6/25/2015	4,610,397
4,190,000		Madison County, NY IDA, (Series 1999A) Weekly VRDNs (Cazenovia College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.150%, 11/6/2014	4,190,000
30,000,000	[3,4]	Metropolitan Transportation Authority, NY, Joint Venture Interest Trust Receipts (JVI-1008) Weekly VRDNs (GTD by Bank of America N.A.)/(Bank of America N.A. LIQ), 0.230%, 11/6/2014	30,000,000
1,900,000		Monroe County, NY IDA, (Series 2004) Weekly VRDNs (Al Sigl Center for Rehabilitation Agencies, Inc. Civic Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.100%, 11/6/2014	1,900,000
3,800,000		Monroe County, NY IDA, (Series 2005) Weekly VRDNs (YMCA of Greater Rochester)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.100%, 11/6/2014	3,800,000
8,320,000		Monroe County, NY IDA, (Series 2008) Weekly VRDNs (Harley School)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.100%, 11/6/2014	8,320,000
Annual Shareholder Report
2

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		New York—continued
$17,700,000		Nassau County, NY Interim Finance Authority, Senior Sales Tax Secured Bonds (Series 2008C) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.050%, 11/5/2014	$17,700,000
10,200,000		New York City Housing Development Corp., (Series 2006A: 2 Gold Street) Weekly VRDNs (2 Gold LLC)/(FNMA LOC), 0.050%, 11/5/2014	10,200,000
25,000,000		New York City Liberty Development Corp., (Series A-1 remarketed 3/19/14), 0.15% TOBs (3 World Trade Center)/(GTD by United States Treasury) 3/19/2015	25,000,000
19,900,000		New York City, NY IDA, (Series 2000) Weekly VRDNs (Jewish Community Center on the Upper West Side, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.100%, 11/6/2014	19,900,000
880,000		New York City, NY IDA, (Series 2001) Weekly VRDNs (Village Community School)/(TD Bank, N.A. LOC), 0.170%, 11/6/2014	880,000
4,410,000		New York City, NY IDA, (Series 2003) Weekly VRDNs (Professional Children's School)/(Wells Fargo Bank, N.A. LOC), 0.100%, 11/6/2014	4,410,000
4,425,000		New York City, NY IDA, (Series 2004) Weekly VRDNs (Seamen's Society for Children and Families)/(TD Bank, N.A. LOC), 0.100%, 11/6/2014	4,425,000
15,000,000		New York City, NY IDA, (Series 2006A) Weekly VRDNs (New York Law School)/(JPMorgan Chase Bank, N.A. LOC), 0.030%, 11/6/2014	15,000,000
45,935,000		New York City, NY Municipal Water Finance Authority, (Series 2013AA-2) Weekly VRDNs (Bank of Tokyo-Mitsubishi UFJ Ltd. LIQ), 0.050%, 11/6/2014	45,935,000
24,200,000		New York City, NY Municipal Water Finance Authority, (Series 2014AA-8) Daily VRDNs (Mizuho Bank Ltd. LIQ), 0.070%, 11/3/2014	24,200,000
40,000,000		New York City, NY Municipal Water Finance Authority, (Series 2015BB-3) Weekly VRDNs (Sumitomo Mitsui Banking Corp. LIQ), 0.050%, 11/6/2014	40,000,000
7,335,000	[3,4]	New York City, NY Municipal Water Finance Authority, Barclays Floater Certificates (Series 2013-3WX) Weekly VRDNs (Barclays Bank PLC LIQ), 0.060%, 11/6/2014	7,335,000
35,600,000		New York City, NY Transitional Finance Authority, (Fiscal 1998 Series C) Daily VRDNs (Morgan Stanley Bank, N.A. LOC), 0.070%, 11/3/2014	35,600,000
16,900,000		New York City, NY Transitional Finance Authority, (Series 1999A-1) Weekly VRDNs (TD Bank, N.A. LIQ), 0.050%, 11/5/2014	16,900,000
6,250,000	[3,4]	New York City, NY Transitional Finance Authority, ROCs (Series 14076) Weekly VRDNs (Citibank NA, New York LIQ), 0.060%, 11/6/2014	6,250,000
9,000,000		New York City, NY, (Fiscal 1994 Series A-7) Daily VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.070%, 11/3/2014	9,000,000
2,500,000		New York City, NY, (Fiscal 1994 Series C) Daily VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.070%, 11/3/2014	2,500,000
Annual Shareholder Report
3

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		New York—continued
$15,000,000		New York City, NY, (Fiscal 1995 Series B-8) Weekly VRDNs (GTD by Bayerische Landesbank LOC), 0.050%, 11/5/2014	$15,000,000
3,700,000		New York City, NY, (Fiscal 2008 Subseries D-3) Weekly VRDNs (Credit Agricole Corporate and Investment Bank LIQ), 0.070%, 11/6/2014	3,700,000
35,000,000		New York City, NY, (Fiscal 2012 Series G-3) Weekly VRDNs (Citibank NA, New York LOC), 0.050%, 11/6/2014	35,000,000
7,500,000	[3,4]	New York Liberty Development Corporation, SPEARs (DBE-1327) Weekly VRDNs (Port Authority of New York and New Jersey)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.160%, 11/6/2014	7,500,000
20,000,000		New York State Dormitory Authority, (Series 2008B-1) Weekly VRDNs (St. John's University)/(Bank of America N.A. LOC), 0.070%, 11/6/2014	20,000,000
10,600,000		New York State Energy Research & Development Authority, (Series 2005A-2) Weekly VRDNs (Consolidated Edison Co.)/(Mizuho Bank Ltd. LOC), 0.050%, 11/5/2014	10,600,000
28,000,000		New York State HFA, (2004 Series A) Weekly VRDNs (100 Maiden Lane)/(FNMA LOC), 0.050%, 11/5/2014	28,000,000
10,000,000		New York State HFA, (2010 Series A) Weekly VRDNs (42nd and 10th Street Associates LLC)/(FHLMC LOC), 0.040%, 11/5/2014	10,000,000
16,000,000		New York State HFA, (Series 2009B: 505 West 37th Street Housing) Daily VRDNs (Midtown West B LLC)/(Landesbank Hessen-Thuringen LOC), 0.080%, 11/3/2014	16,000,000
1,300,000		New York State HFA, (Series 2014A) Daily VRDNs (160 Madison Ave, LLC)/(PNC Bank, N.A. LOC), 0.070%, 11/3/2014	1,300,000
30,000,000		New York State HFA, (Series A) Weekly VRDNs (2180 Broadway)/(Wells Fargo Bank, N.A. LOC), 0.040%, 11/5/2014	30,000,000
10,000,000		New York State HFA, 606 West 57th Street (Series 2014A) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 0.060%, 11/6/2014	10,000,000
15,000,000		New York State HFA, 855 6th Ave (Series 2014A) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 0.050%, 11/5/2014	15,000,000
65,250,000		New York State Local Government Assistance Corp., (Series 2003A-4V) Subordinate Lien Refunding Bonds Weekly VRDNs (Bank of America N.A. LIQ), 0.050%, 11/5/2014	65,250,000
6,500,000	[3,4]	New York State Local Government Assistance Corp., Municipal Securities Trust Receipts (Series 1997-SG-100) Weekly VRDNs (Societe Generale, Paris LIQ), 0.160%, 11/6/2014	6,500,000
8,715,000		Ontario County, NY Industrial Development Agency, (Series 2005A) Monthly VRDNs (Friends of the Finger Lakes Performing Arts Center, Inc.)/(Citizens Bank, N.A., Providence LOC), 0.700%, 11/3/2014	8,715,000
1,300,000		Orange County, NY IDA, (Series 2002) Weekly VRDNs (Tuxedo Park School)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.100%, 11/6/2014	1,300,000
3,395,000		Rensselaer County, NY IDA, Civic Facility Revenue Bonds (Series 2003A) Weekly VRDNs (WMHT Educational Telecommunications)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.100%, 11/6/2014	3,395,000
Annual Shareholder Report
4

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		New York—continued
$5,385,000		Romulus, NY CSD, 1.00% BANs, 6/30/2015	$5,401,251
6,555,444		Salina, NY, 0.75% BANs, 6/19/2015	6,572,298
6,000,000		Sweet Home CSD, NY, 0.50% TANs, 11/13/2014	6,000,507
40,000,000		Triborough Bridge & Tunnel Authority, NY, MTA Bridges and Tunnels (Series 2001C) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.050%, 11/5/2014	40,000,000
10,871,896		Wayne, NY CSD, 0.75% BANs, 6/24/2015	10,898,355
3,155,000		Westchester County, NY IDA, (Series 2000) Weekly VRDNs (Jacob Burns Film Center, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.100%, 11/6/2014	3,155,000
		TOTAL	853,269,919
		New Jersey—1.6%
14,000,000	[3,4]	Port Authority of New York and New Jersey, Floater Certificates (Series 2008-2920) Weekly VRDNs (Morgan Stanley Bank, N.A. LIQ), 0.060%, 11/6/2014	14,000,000
		TOTAL MUNICIPAL INVESTMENTS—100.6% (AT AMORTIZED COST)[5]	867,269,919
		OTHER ASSETS AND LIABILITIES - NET—(0.6)%[6]	(4,816,403)
		TOTAL NET ASSETS—100%	$862,453,516
At October 31, 2014, the Fund held no securities that are subject to the federal alternative minimum tax (AMT) (unaudited).
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At October 31, 2014, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value (unaudited)

First Tier	Second Tier
99.0%	1.0%
2	Current rate and next reset date shown for Variable Rate Demand Instruments.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2014, these restricted securities amounted to $117,495,000, which represented 13.6% of total net assets.
Annual Shareholder Report
5

4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2014, these liquid restricted securities amounted to $117,495,000, which represented 13.6% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2014.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2014, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
The following acronyms are used throughout this portfolio:
AMT	—Alternative Minimum Tax
BANs	—Bond Anticipation Notes
CSD	—Central School District
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GTD	—Guaranteed
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
PUTTERs	—Puttable Tax-Exempt Receipts
ROCs	—Reset Option Certificates
SPEARs	—Short Puttable Exempt Adjustable Receipts
TANs	—Tax Anticipation Notes
TOBs	—Tender Option Bonds
VRDNs	—Variable Rate Demand Notes
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
6

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.001	0.002
Net realized gain on investments	0.000[1]	0.000[1]	—	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.001	0.002
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.001)	(0.002)
Distributions from net realized gain on investments	(0.000)[1]	—	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.001)	(0.002)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.02%	0.06%	0.13%	0.18%
Ratios to Average Net Assets:
Net expenses	0.13%	0.20%	0.31%	0.31%	0.31%
Net investment income	0.01%	0.02%	0.06%	0.12%	0.17%
Expense waiver/reimbursement[3]	0.45%	0.39%	0.28%	0.27%	0.26%
Supplemental Data:
Net assets, end of period (000 omitted)	$260,579	$268,137	$354,412	$410,107	$688,480
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
7

Statement of Assets and Liabilities
October 31, 2014
Assets:
Total investment in securities, at amortized cost and fair value		$867,269,919
Cash		217,630
Income receivable		456,690
Receivable for shares sold		98,107
TOTAL ASSETS		868,042,346
Liabilities:
Payable for investments purchased	$5,360,411
Payable for shares redeemed	142,270
Income distribution payable	1,360
Payable to adviser (Note 5)	11,222
Payable for Directors'/Trustees' fees (Note 5)	538
Accrued expenses (Note 5)	73,029
TOTAL LIABILITIES		5,588,830
Net assets for 862,445,572 shares outstanding		$862,453,516
Net Assets Consist of:
Paid-in capital		$862,445,572
Accumulated net realized gain on investments		7,963
Distributions in excess of net investment income		(19)
TOTAL NET ASSETS		$862,453,516
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Service Shares:
$183,805,310 ÷ 183,803,631 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash II Shares:
$103,961,039 ÷ 103,960,091 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Shares:
$260,579,124 ÷ 260,576,632 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash Series Shares:
$314,108,043 ÷ 314,105,218 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
8

Statement of Operations
Year Ended October 31, 2014
Investment Income:
Interest			$1,236,606
Expenses:
Investment adviser fee (Note 5)		$3,622,778
Administrative fee (Note 5)		707,934
Custodian fees		34,682
Transfer agent fee		516,416
Directors'/Trustees' fees (Note 5)		6,056
Auditing fees		21,250
Legal fees		22,737
Portfolio accounting fees		149,970
Distribution services fee (Note 5)		2,868,470
Other service fees (Notes 2 and 5)		1,598,732
Share registration costs		86,647
Printing and postage		53,903
Miscellaneous (Note 5)		10,534
TOTAL EXPENSES		9,700,109
Waivers and Reimbursements:
Waiver of investment adviser fee (Note 5)	$(3,622,778)
Waivers/reimbursements of other operating expenses (Notes 2 and 5)	(4,932,600)
TOTAL WAIVERS AND REIMBURSEMENTS		(8,555,378)
Net expenses			1,144,731
Net investment income			91,875
Net realized gain on investments			7,970
Change in net assets resulting from operations			$99,845
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
9

Statement of Changes in Net Assets
Year Ended October 31	2014	2013
Increase (Decrease) in Net Assets
Operations:
Net investment income	$91,875	$184,495
Net realized gain on investments	7,970	31,708
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	99,845	216,203
Distributions to Shareholders:
Distributions from net investment income
Service Shares	(20,937)	(38,767)
Cash II Shares	(10,672)	(23,576)
Institutional Shares	(24,318)	(57,880)
Cash Series Shares	(34,680)	(62,750)
Distributions from net realized gain on investments
Service Shares	(7,386)	—
Cash II Shares	(3,433)	—
Institutional Shares	(8,641)	—
Cash Series Shares	(12,255)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(122,322)	(182,973)
Share Transactions:
Proceeds from sale of shares	2,123,043,665	1,979,330,000
Net asset value of shares issued to shareholders in payment of distributions declared	102,231	152,662
Cost of shares redeemed	(2,152,286,046)	(2,014,653,609)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(29,140,150)	(35,170,947)
Change in net assets	(29,162,627)	(35,137,717)
Net Assets:
Beginning of period	891,616,143	926,753,860
End of period (including (distributions in excess of) net investment income of $(19) and $(1,287), respectively)	$862,453,516	$891,616,143
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
10

Notes to Financial Statements
October 31, 2014
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 33 portfolios. The financial statements included herein are only those of Federated New York Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Service Shares, Cash II Shares, Institutional Shares and Cash Series Shares. The financial highlights of the Service Shares, Cash II Shares and Cash Series Shares are presented separately. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income taxes imposed by New York State and New York municipalities consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Annual Shareholder Report
11

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Service Shares, Cash II Shares, Institutional Shares and Cash Series Shares may bear distribution services fees and other service fees unique to those classes. For the year ended October 31, 2014, unaffiliated third parties waived $157,081 of transfer agent fees.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Service Shares, Cash II Shares, Institutional Shares and Cash Series Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the year ended October 31, 2014, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Service Shares	$465,844	$(4,458)	$(461,386)
Cash II Shares	266,880	—	(266,880)
Cash Series Shares	866,008	—	(866,008)
TOTAL	$1,598,732	$(4,458)	$(1,594,274)
For the year ended October 31, 2014, the Fund's Institutional Shares did not incur other service fees.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization
All premiums and discounts are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended October 31, 2014, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2014, tax years 2011 through 2014 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
Annual Shareholder Report
12

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended October 31	2014		2013
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	737,193,630	$737,193,630	658,218,226	$658,218,226
Shares issued to shareholders in payment of distributions declared	12,600	12,600	16,600	16,600
Shares redeemed	(751,107,892)	(751,107,892)	(665,975,527)	(665,975,527)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(13,901,662)	$(13,901,662)	(7,740,701)	$(7,740,701)
Annual Shareholder Report
13

Year Ended October 31	2014		2013
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	145,014,693	$145,014,693	154,169,217	$154,169,217
Shares issued to shareholders in payment of distributions declared	14,097	14,097	23,488	23,488
Shares redeemed	(142,194,823)	(142,194,823)	(176,593,026)	(176,593,026)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	2,833,967	$2,833,967	(22,400,321)	$(22,400,321)

Year Ended October 31	2014		2013
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	368,897,541	$368,897,541	350,793,528	$350,793,528
Shares issued to shareholders in payment of distributions declared	29,125	29,125	50,823	50,823
Shares redeemed	(376,478,562)	(376,478,562)	(437,129,549)	(437,129,549)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(7,551,896)	$(7,551,896)	(86,285,198)	$(86,285,198)

Year Ended October 31	2014		2013
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	871,937,801	$871,937,801	816,149,029	$816,149,029
Shares issued to shareholders in payment of distributions declared	46,409	46,409	61,751	61,751
Shares redeemed	(882,504,769)	(882,504,769)	(734,955,507)	(734,955,507)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	(10,520,559)	$(10,520,559)	81,255,273	$81,255,273
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(29,140,150)	$(29,140,150)	(35,170,947)	$(35,170,947)
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2014 and 2013 was as follows:
	2014	2013
Tax-exempt income	$90,607	$182,973
Ordinary income[1]	$31,708	$—
Long-term capital gains	$7	$—
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of October 31, 2014, the components of distributable earnings on a tax basis were as follows:
Distributions in excess of tax-exempt income	$(19)
Undistributed long-term capital gains	$7,963
Annual Shareholder Report
14

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the year ended October 31, 2014, the Adviser voluntarily waived its entire fee of $3,622,778 and voluntarily reimbursed $308,317 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2014, the annualized net fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Service Shares, Cash II Shares and Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Service Shares	0.25%
Cash II Shares	0.25%
Cash Series Shares	0.60%
Annual Shareholder Report
15

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2014, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Service Shares	$523,118	$(523,118)
Cash II Shares	266,932	(266,932)
Cash Series Shares	2,078,420	(2,078,420)
TOTAL	$2,868,470	$(2,868,470)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
Other Service Fees
For the year ended October 31, 2014, FSSC reimbursed $4,458 of other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Service Shares, Cash II Shares, Institutional Shares and Cash Series Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.53%, 0.76%, 0.31% and 1.01% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) March 1, 2015; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended October 31, 2014, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $1,216,120,000 and $786,550,000, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Annual Shareholder Report
16

6. CONCENTRATION OF RISK
Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 2014, 56.1% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 6.9% of total investments.
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of October 31, 2014, there were no outstanding loans. During the year ended October 31, 2014, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2014, there were no outstanding loans. During the year ended October 31, 2014, the program was not utilized.
9. REGULATORY MATTERS
On July 23, 2014, the SEC voted to amend the rules under the Act which currently govern the operations of the Fund. A significant change resulting from these amendments will be a requirement that institutional prime funds (i.e., not retail as defined in the amendments), transact fund shares based on a market-based Net Asset Value (NAV). Other types of money market funds may continue to transact fund shares at an NAV calculated using the amortized cost valuation method. Among additional disclosure and other requirements, the amendments also will permit a money market fund, or, in certain circumstances, require a money market fund (other than a government money market fund which satisfies the requirements of the amended rules) to impose liquidity fees on redemptions, and permit a money market fund to limit (or gate) redemptions for up to 10 business days in any 90-day period. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016, two years after the effective date for the rule amendments. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Fund's operations, financial statements and accompanying notes.
10. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended October 31, 2014, the amount of long-term capital gains designated by the Fund was $7.
For the year ended October 31, 2014, 100% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.
Annual Shareholder Report
17

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF Trustees OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF Federated NEW YORK MUNICIPAL CASH TRUST, Institutional shares:
We have audited the accompanying statement of assets and liabilities of Federated New York Municipal Cash Trust (the “Fund”) (one of the portfolios constituting Money Market Obligations Trust), including the portfolio of investments, as of October 31, 2014, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights of the institutional shares for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2014, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated New York Municipal Cash Trust, a portfolio of Money Market Obligations Trust, at October 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights of the institutional shares for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
December 23, 2014
Annual Shareholder Report
18

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2014 to October 31, 2014.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 5/1/2014	Ending Account Value 10/31/2014	Expenses Paid During Period[1]
Actual	$1,000	$1,000.10	$0.66[2]
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.55	$0.66[2]
1	Expenses are equal to the Fund's annualized net expense ratio of 0.13%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Institutional Shares current annualized net expense ratio of 0.31% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect current expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.56 and $1.58, respectively.
Annual Shareholder Report
19

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2013, the Trust comprised 35 portfolio(s), and the Federated Fund Family consisted of 42 investment companies (comprising 135 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
Annual Shareholder Report
20

INDEPENDENT Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and CEO, The Collins Group, Inc. (a private equity firm).
Other Directorships Held: Chairman Emeriti, Bentley University; Director, Sterling Suffolk Downs, Inc.; Former Director, National Association of Printers and Lithographers.
Previous Positions: Director and Audit Committee Member, Bank of America Corp.
Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Associate General Secretary and Director, Office for Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law; Superior Court of Pennsylvania (service began 1998 and ended July 2009).
Other Directorships Held: Director, Consol Energy (service started June 2013); Director, Auberle (service ended December 2013); Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director, Ireland Institute of Pittsburgh (service ended December 2013); Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society (service ended December 2013); Director, Our Campaign for the Church Alive!, Inc.; Director, Pennsylvania Bar Institute (2013-present); Director, Cardinal Wuerl North Catholic High School (2013-present).
Previous Position: Professor of Law, Duquesne University School of Law, Pittsburgh (1983-1998).
Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: August 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Annual Shareholder Report
21

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
P. Jerome Richey Birth Date: February 23, 1949 Trustee Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; General Counsel, University of Pittsburgh.
Other Directorships Held: Board Chairman, Epilepsy Foundation of Western Pennsylvania; Board Member, World Affairs Council of Pittsburgh.
Previous Positions: Chief Legal Officer and Executive Vice President, CONSOL Energy Inc.; Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
Qualifications: Business management, legal and director experience.
Annual Shareholder Report
22

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Annual Shareholder Report
23

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Previous Positions: Served in Senior Management positions with a large regional banking organization.
Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Officer since: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of Federated's money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Officer since: May 2004	Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of Federated's tax-exempt, fixed-income products in 2004 and Chief Investment Officer of Federated's Tax-Free Money Markets in 2010. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson has received the Chartered Financial Analyst designation and holds an M.B.A. in Finance from the University of Pittsburgh.
Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Officer since: May 2004 Portfolio Manager since: June 1990	Principal Occupations: Jeff A. Kozemchak has been the Fund's Portfolio Manager since June 1990. He is Vice President of the Trust with respect to the Fund. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak has received the Chartered Financial Analyst designation and holds an M.S. in Industrial Administration from Carnegie Mellon University in 1987.
Annual Shareholder Report
24

Evaluation and Approval of Advisory Contract–May 2014
Federated New York Municipal Cash Trust (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2014 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to
Annual Shareholder Report
25

institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
Annual Shareholder Report
26

the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relative indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser, noting that the overall expense structure of the Fund, after waivers and reimbursements, was above the median of the relevant peer group, but the Board still was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; and different portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
Annual Shareholder Report
27

The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Evaluation.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. In addition, following discussions regarding the Senior Officer's May 2013 recommendations, Federated made meaningful reductions to gross advisory fees for several funds. At the Board meeting in May 2014, the Senior Officer proposed, and the Board approved, reductions in the contractual advisory fees of certain other funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single
Annual Shareholder Report
28

change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
Annual Shareholder Report
29

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Annual Shareholder Report
30

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Annual Shareholder Report
31

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated New York Municipal Cash Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919858
33956 (12/14)
Federated is a registered trademark of Federated Investors, Inc.
2014 ©Federated Investors, Inc.
Annual Shareholder Report
October 31, 2014
Ticker	NCMXX

Federated North Carolina Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At October 31, 2014, the Fund's portfolio composition1 was as follows:
Percentage of Total Net Assets
Variable Rate Demand Instruments	86.1%
Municipal Notes	12.9%
Commercial Paper	2.1%
Other Assets and Liabilities—Net[2]	(1.1)%
TOTAL	100.0%
At October 31, 2014, the Fund's effective maturity schedule3 was as follows:
Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	75.6%
8-30 Days	0.0%
31-90 Days	2.8%
91-180 Days	6.8%
181 Days or more	15.9%
Other Assets and Liabilities—Net[2]	(1.1)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Annual Shareholder Report
1

Portfolio of Investments
October 31, 2014
Principal Amount			Value
		SHORT-TERM MUNICIPALS—101.1%[1,2]
		North Carolina—101.1%
$830,000		Alamance County, NC Industrial Facilities & PCFA, (Series 2001) Weekly VRDNs (Pure Flow, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.210%, 11/6/2014	$830,000
1,900,000		Beaufort County, NC Industrial Facilities & PCFA Weekly VRDNs (Carver Machine)/(Wells Fargo Bank, N.A. LOC), 0.260%, 11/6/2014	1,900,000
2,105,000		Buncombe County, NC Metropolitan Sewer District, 4.00% Bonds, 7/1/2015	2,158,862
2,390,000		Charlotte, NC Airport, (Series B), 5.00% Bonds, 7/1/2015	2,463,827
2,600,000		Charlotte, NC, 0.12% CP (Bank of America N.A. LIQ), Mandatory Tender 2/9/2015	2,600,000
1,567,000		Charlotte, NC, 0.15% CP (Bank of America N.A. LIQ), Mandatory Tender 2/9/2015	1,567,000
7,495,000	[3,4]	Charlotte-Mecklenburg Hospital Authority, NC, ROCs (Series 11963) Weekly VRDNs (Carolinas HealthCare System)/(Citibank NA, New York LIQ), 0.060%, 11/6/2014	7,495,000
8,400,000		Cleveland County, NC Industrial Facilities & PCFA, (Series 1998) Weekly VRDNs (Curtiss-Wright Flight Systems, Inc.)/(Bank of America N.A. LOC), 0.140%, 11/6/2014	8,400,000
2,947,000		Goldston, NC, 0.75% BANs, 2/18/2015	2,947,868
475,000		Halifax County, NC Industrial Facilities & PCFA Weekly VRDNs (Flambeau Airmold Project)/(Wells Fargo Bank, N.A. LOC), 0.260%, 11/6/2014	475,000
1,000,000		Hertford County, NC Industrial Facilities & PCFA, (Series 2000A) Weekly VRDNs (Nucor Corp.), 0.260%, 11/5/2014	1,000,000
1,446,000		Landis, NC, 0.90% BANs, 7/22/2015	1,447,552
2,445,000		McDowell County, NC Industrial Facilities & PCFA, (Series 2002) Weekly VRDNs (Corpening YMCA)/(Branch Banking & Trust Co. LOC), 0.040%, 11/6/2014	2,445,000
9,145,000		Mecklenburg County, NC, 7 Month Windows MVRENs (Series 2009D), 0.150%, 11/6/2014	9,145,000
6,505,000		New Hanover County, NC, (Series 2008A) Weekly VRDNs (New Hanover Regional Medical Center)/(PNC Bank, N.A. LOC), 0.040%, 11/5/2014	6,505,000
1,375,000		New Hanover County, NC, (Series 2008B) Weekly VRDNs (New Hanover Regional Medical Center)/(PNC Bank, N.A. LOC), 0.050%, 11/5/2014	1,375,000
8,245,000		North Carolina Capital Facilities Finance Agency, (Series 2004B) Weekly VRDNs (NCA&T University Foundation LLC)/(Wells Fargo Bank, N.A. LOC), 0.060%, 11/6/2014	8,245,000
Annual Shareholder Report
2

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		North Carolina—continued
$1,530,000		North Carolina Capital Facilities Finance Agency, (Series 2005) Weekly VRDNs (Salem Academy and College)/(Branch Banking & Trust Co. LOC), 0.040%, 11/6/2014	$1,530,000
2,500,000		North Carolina Capital Facilities Finance Agency, (Series 2006) Weekly VRDNs (High Point University)/(Branch Banking & Trust Co. LOC), 0.040%, 11/6/2014	2,500,000
2,965,000		North Carolina Capital Facilities Finance Agency, (Series 2008) Weekly VRDNs (Guilford College)/(Branch Banking & Trust Co. LOC), 0.040%, 11/6/2014	2,965,000
2,475,000		North Carolina Capital Facilities Finance Agency, (Series 2008) Weekly VRDNs (Summit School, Inc.)/(Branch Banking & Trust Co. LOC), 0.040%, 11/6/2014	2,475,000
3,635,000	[3,4]	North Carolina Capital Facilities Finance Agency, PUTTERs (Series 3248) Daily VRDNs (Duke University)/(JPMorgan Chase Bank, N.A. LIQ), 0.070%, 11/3/2014	3,635,000
7,030,000		North Carolina Educational Facilities Finance Agency, (Series 2000) Weekly VRDNs (Charlotte Country Day School)/(U.S. Bank, N.A. LOC), 0.050%, 11/6/2014	7,030,000
4,000,000		North Carolina HFA, (Series 16-C) Daily VRDNs (TD Bank, N.A. LIQ), 0.060%, 11/5/2014	4,000,000
14,175,000		North Carolina HFA, (Series 17-C) Daily VRDNs (TD Bank, N.A. LIQ), 0.060%, 11/5/2014	14,175,000
3,000,000		North Carolina HFA, (Series 18-C) Daily VRDNs (TD Bank, N.A. LIQ), 0.060%, 11/5/2014	3,000,000
4,825,000	[3,4]	North Carolina HFA, PUTTERs (Series 3722Z) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.060%, 11/6/2014	4,825,000
6,000,000		North Carolina Medical Care Commission, (Moses H. Cone Memorial), 7 Month Windows MVRENs (Series 2011B), 0.170%, 11/6/2014	6,000,000
15,000,000		North Carolina Medical Care Commission, (Series 2001A) Weekly VRDNs (Moses H. Cone Memorial)/(BMO Harris Bank, N.A. LIQ), 0.060%, 11/6/2014	15,000,000
6,500,000		North Carolina Medical Care Commission, (Series 2004A) Weekly VRDNs (Moses H. Cone Memorial), 0.070%, 11/6/2014	6,500,000
5,000,000		North Carolina Medical Care Commission, (Series 2008B) Weekly VRDNs (Deerfield Episcopal Retirement Community)/(Branch Banking & Trust Co. LOC), 0.040%, 11/6/2014	5,000,000
3,470,000		North Carolina Medical Care Commission, (Series B), 3.00% Bonds (Wake Forest Baptist Obligated Group), 12/1/2014	3,478,009
2,000,000		North Carolina Municipal Power Agency No. 1, 5.00% Bonds, 1/1/2015	2,016,049
4,500,000	[3,4]	North Carolina State Capital Improvement, Stage Trust (Series 2011-136C), 0.15% TOBs (North Carolina State)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 7/9/2015	4,500,000
Annual Shareholder Report
3

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		North Carolina—continued
$5,170,000	[3,4]	North Carolina State Turnpike Authority, SPEARs (Series DB-1044) Weekly VRDNs (North Carolina State)/(Deutsche Bank AG LIQ), 0.090%, 11/6/2014	$5,170,000
2,800,000		Piedmont Triad Airport Authority, NC, (Series A) Weekly VRDNs (Branch Banking & Trust Co. LOC), 0.060%, 11/6/2014	2,800,000
4,225,000		Raleigh, NC, (Series 2005B-2) Weekly VRDNs (PNC Bank, N.A. LIQ), 0.050%, 11/5/2014	4,225,000
5,370,000		Raleigh, NC, MVRENs (Series 2009), 0.150%, 11/6/2014	5,370,000
405,000		Robeson County, NC Industrial Facilities & PCFA, (Series 1999) Weekly VRDNs (Rempac Foam Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.500%, 11/6/2014	405,000
9,500,000		Union County, NC Industrial Facilities & PCFA, (Series 2007) Weekly VRDNs (Darnel, Inc.)/(Citibank NA, New York LOC), 0.110%, 11/6/2014	9,500,000
6,133,000		Vance County, NC Water District, 0.75% BANs, 4/8/2015	6,139,569
7,030,000		Wake County, NC Industrial Facilities & PCFA, (Series 2007) Weekly VRDNs (Wake County Disposal LLC)/(Bank of America N.A. LOC), 0.070%, 11/6/2014	7,030,000
6,000,000		Wake County, NC, (Series 2007B) Weekly VRDNs (Mizuho Bank Ltd. LIQ), 0.050%, 11/6/2014	6,000,000
1,500,000		Yancey County, NC Industrial Facilities & PCFA, (Series 2007) Weekly VRDNs (Altec Industries, Inc.)/(Branch Banking & Trust Co. LOC), 0.110%, 11/6/2014	1,500,000
		TOTAL INVESTMENTS—101.1% (AT AMORTIZED COST)[5]	197,768,736
		OTHER ASSETS AND LIABILITIES - NET—(1.1)%[6]	(2,239,630)
		TOTAL NET ASSETS—100%	$195,529,106
Securities that are subject to the federal alternative minimum tax (AMT) represent 30.1% of the portfolio as calculated based upon total market value (percentage is unaudited).
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
Annual Shareholder Report
4

At October 31, 2014, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value (unaudited)

First Tier	Second Tier
99.5%	0.5%
2	Current rate and next reset date shown for Variable Rate Demand Instruments.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2014, these restricted securities amounted to $25,625,000, which represented 13.1% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2014, these liquid restricted securities amounted to $25,625,000, which represented 13.1% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2014.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2014, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
The following acronyms are used throughout this portfolio:
BANs	—Bond Anticipation Notes
CP	—Commercial Paper
HFA	—Housing Finance Authority
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MVRENs	—Municipal Variable Rate Exchangeable Notes
PCFA	—Pollution Control Finance Authority
PUTTERs	—Puttable Tax-Exempt Receipts
ROCs	—Reset Option Certificates
SPEARs	—Short Puttable Exempt Adjustable Receipts
TOBs	—Tender Option Bonds
VRDNs	—Variable Rate Demand Notes
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
5

Financial Highlights
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000[1]	—	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	—	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.01%	0.01%	0.04%
Ratios to Average Net Assets:
Net expenses	0.11%	0.18%	0.27%	0.34%	0.37%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.00%[3]
Expense waiver/reimbursement[4]	0.76%	0.66%	0.59%	0.53%	0.49%
Supplemental Data:
Net assets, end of period (000 omitted)	$195,529	$217,056	$217,573	$235,666	$235,115
1	Represents less than $0.001.
2	Based on net asset value.
3	Represents less than 0.01%.
4	This expense decrease is reflected in both the net expenses and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
6

Statement of Assets and Liabilities
October 31, 2014
Assets:
Total investment in securities, at amortized cost and fair value		$197,768,736
Cash		97,097
Income receivable		150,650
Receivable for shares sold		1,026
TOTAL ASSETS		198,017,509
Liabilities:
Payable for investments purchased	$2,463,827
Payable for shares redeemed	1,201
Income distribution payable	758
Payable to adviser (Note 5)	1,387
Accrued expenses (Note 5)	21,230
TOTAL LIABILITIES		2,488,403
Net assets for 195,496,658 shares outstanding		$195,529,106
Net Assets Consist of:
Paid-in capital		$195,496,481
Accumulated net realized gain on investments		33,327
Distributions in excess of net investment income		(702)
TOTAL NET ASSETS		$195,529,106
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$195,529,106 ÷ 195,496,658 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
7

Statement of Operations
Year Ended October 31, 2014
Investment Income:
Interest			$267,793
Expenses:
Investment adviser fee (Note 5)		$878,053
Administrative fee (Note 5)		171,584
Custodian fees		7,943
Transfer agent fee		146,684
Directors'/Trustees' fees (Note 5)		1,527
Auditing fees		19,600
Legal fees		18,213
Portfolio accounting fees		57,150
Other service fees (Note 2)		548,783
Share registration costs		43,041
Printing and postage		16,907
Miscellaneous (Note 5)		5,425
TOTAL EXPENSES		1,914,910
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 5)	$(878,053)
Waivers/reimbursement of other operating expenses (Notes 2 and 5)	(791,177)
TOTAL WAIVERS AND REIMBURSEMENT		(1,669,230)
Net expenses			245,680
Net investment income			22,113
Net realized gain on investments			33,327
Change in net assets resulting from operations			$55,440
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
8

Statement of Changes in Net Assets
Year Ended October 31	2014	2013
Increase (Decrease) in Net Assets
Operations:
Net investment income	$22,113	$22,896
Net realized gain on investments	33,327	—
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	55,440	22,896
Distributions to Shareholders:
Distributions from net investment income	(21,939)	(23,037)
Distributions from net realized gain on investments	—	(10,191)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(21,939)	(33,228)
Share Transactions:
Proceeds from sale of shares	342,918,875	406,687,058
Net asset value of shares issued to shareholders in payment of distributions declared	11,973	18,125
Cost of shares redeemed	(364,491,414)	(407,212,105)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(21,560,566)	(506,922)
Change in net assets	(21,527,065)	(517,254)
Net Assets:
Beginning of period	217,056,171	217,573,425
End of period (including distributions in excess of net investment income of $(702) and $(876), respectively)	$195,529,106	$217,056,171
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
9

Notes to Financial Statements
October 31, 2014
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 33 portfolios. The financial statements included herein are only those of Federated North Carolina Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the income tax imposed by the state of North Carolina consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Annual Shareholder Report
10

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. For the year ended October 31, 2014, unaffiliated third parties waived $116,985 of transfer agent fees.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the year ended October 31, 2014, unaffiliated third-party financial intermediaries waived $548,783 of other service fees. This waiver can be modified or terminated at any time.
Premium and Discount Amortization
All premiums and discounts are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended October 31, 2014, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2014, tax years 2011 through 2014 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Annual Shareholder Report
11

Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
Year Ended October 31	2014	2013
Shares sold	342,918,875	406,687,058
Shares issued to shareholders in payment of distributions declared	11,973	18,125
Shares redeemed	(364,491,414)	(407,212,105)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(21,560,566)	(506,922)
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2014 and 2013, was as follows:
	2014	2013
Tax-exempt income	$21,939	$23,037
Ordinary income[1]	$—	$10,191
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
As of October 31, 2014, the components of distributable earnings on a tax basis were as follows:
Distributions in excess of tax-exempt income	$(702)
Undistributed ordinary income[2]	$19,843
Undistributed long-term capital gains	$13,484
2	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2014, the Adviser voluntarily waived its entire fee of $878,053 and voluntarily reimbursed $125,409 of other operating expenses.
Annual Shareholder Report
12

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2014, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSSC) have voluntarily agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund (after the voluntary waivers and/or reimbursements) will not exceed 0.66% (the “Fee Limit”), up to but not including the later of (the “Termination Date”): (a) March 1, 2015; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended October 31, 2014, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $226,805,000 and $162,535,000, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Annual Shareholder Report
13

6. CONCENTRATION OF RISK
Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 2014, 36.9% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 10.7% of total investments.
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of October 31, 2014, there were no outstanding loans. During the year ended October 31, 2014, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2014, there were no outstanding loans. During the year ended October 31, 2014, the program was not utilized.
9. REGULATORY MATTERS
On July 23, 2014, the SEC voted to amend the rules under the Act which currently govern the operations of the Fund. A significant change resulting from these amendments will be a requirement that institutional prime funds (i.e. not retail as defined in the amendments) transact fund shares based on a market-based Net Asset Value (NAV). Other types of money market funds may continue to transact fund shares at an NAV calculated using the amortized cost valuation method. Among additional disclosure and other requirements, the amendments also will permit a money market fund, or, in certain circumstances, require a money market fund (other than a government money market fund which satisfies the requirements of the amended rules) to impose liquidity fees on redemptions, and permit a money market fund to limit (or gate) redemptions for up to 10 business days in any 90-day period. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016, two years after the effective date for the rule amendments. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Fund's operations, financial statements and accompanying notes.
10. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended October 31, 2014, 100% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.
Annual Shareholder Report
14

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF Trustees OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF federated NORTH CAROLINA MUNICIPAL CASH TRUST:
We have audited the accompanying statement of assets and liabilities of Federated North Carolina Municipal Cash Trust (the “Fund”), (one of the portfolios constituting Money Market Obligations Trust), including the portfolio of investments, as of October 31, 2014, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2014, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated North Carolina Municipal Cash Trust, a portfolio of Money Market Obligations Trust, at October 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
December 23, 2014
Annual Shareholder Report
15

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2014 to October 31, 2014.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 5/1/2014	Ending Account Value 10/31/2014	Expenses Paid During Period[1,2]
Actual	$1,000	$1,000.10	$0.55
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.65	$0.56
1	Expenses are equal to the Fund's annualized net expense ratio of 0.11%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's current Fee Limit of 0.66% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $3.33 and $3.36, respectively.
Annual Shareholder Report
16

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2013, the Trust comprised 35 portfolio(s), and the Federated Fund Family consisted of 42 investment companies (comprising 135 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
Annual Shareholder Report
17

INDEPENDENT Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and CEO, The Collins Group, Inc. (a private equity firm).
Other Directorships Held: Chairman Emeriti, Bentley University; Director, Sterling Suffolk Downs, Inc.; Former Director, National Association of Printers and Lithographers.
Previous Positions: Director and Audit Committee Member, Bank of America Corp.
Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Associate General Secretary and Director, Office for Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law; Superior Court of Pennsylvania (service began 1998 and ended July 2009).
Other Directorships Held: Director, Consol Energy (service started June 2013); Director, Auberle (service ended December 2013); Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director, Ireland Institute of Pittsburgh (service ended December 2013); Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society (service ended December 2013); Director, Our Campaign for the Church Alive!, Inc.; Director, Pennsylvania Bar Institute (2013-present); Director, Cardinal Wuerl North Catholic High School (2013-present).
Previous Position: Professor of Law, Duquesne University School of Law, Pittsburgh (1983-1998).
Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: August 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Annual Shareholder Report
18

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
P. Jerome Richey Birth Date: February 23, 1949 Trustee Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; General Counsel, University of Pittsburgh.
Other Directorships Held: Board Chairman, Epilepsy Foundation of Western Pennsylvania; Board Member, World Affairs Council of Pittsburgh.
Previous Positions: Chief Legal Officer and Executive Vice President, CONSOL Energy Inc.; Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
Qualifications: Business management, legal and director experience.
Annual Shareholder Report
19

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Annual Shareholder Report
20

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Previous Positions: Served in Senior Management positions with a large regional banking organization.
Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Officer since: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of Federated's money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Officer since: May 2004	Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of Federated's tax-exempt, fixed-income products in 2004 and Chief Investment Officer of Federated's Tax-Free Money Markets in 2010. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson has received the Chartered Financial Analyst designation and holds an M.B.A. in Finance from the University of Pittsburgh.
Michael W. Sirianni Jr. Birth Date: April 29, 1965 Vice President Officer since: June 2012 Portfolio Manager since: December 1993	Principal Occupations: Michael W. Sirianni Jr. has been the Fund's Portfolio Manager since December 1993. He is Vice President of the Trust with respect to the Fund. Mr. Sirianni joined Federated in 1988 and has been a Senior Portfolio Manager since September 2007 and Vice President of the Fund's Adviser since January 1999. Mr. Sirianni received his B.A. from Pennsylvania State University and M.B.A. from the University of Pittsburgh.
Annual Shareholder Report
21

Evaluation and Approval of Advisory Contract–May 2014
Federated North Carolina Municipal Cash Trust (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2014 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to
Annual Shareholder Report
22

institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
Annual Shareholder Report
23

the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relative indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted that the investment advisory fee was waived in its entirety and that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; and different portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
Annual Shareholder Report
24

The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Evaluation.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. In addition, following discussions regarding the Senior Officer's May 2013 recommendations, Federated made meaningful reductions to gross advisory fees for several funds. At the Board meeting in May 2014, the Senior Officer proposed, and the Board approved, reductions in the contractual advisory fees of certain other funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single
Annual Shareholder Report
25

change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
Annual Shareholder Report
26

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Annual Shareholder Report
27

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Annual Shareholder Report
28

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated North Carolina Municipal Cash Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N278
29453 (12/14)
Federated is a registered trademark of Federated Investors, Inc.
2014 ©Federated Investors, Inc.
Annual Shareholder Report
October 31, 2014
Share Class	Ticker
Institutional	OHIXX
Service	OHTXX
Cash II	FOHXX

Federated Ohio Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At October 31, 2014, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	80.6%
Municipal Notes	19.3%
Other Assets and Liabilities—Net[2]	0.1%
TOTAL	100.0%
At October 31, 2014, the Fund's effective maturity schedule3 was as follows:
Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	79.3%
8-30 Days	1.7%
31-90 Days	0.9%
91-180 Days	5.3%
181 Days or more	12.7%
Other Assets and Liabilities—Net[2]	0.1%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Annual Shareholder Report
1

Portfolio of Investments
October 31, 2014
Principal Amount			Value
		SHORT-TERM MUNICIPALS—99.9%[1,2]
		Ohio—99.9%
$3,250,000		Akron, OH, 1.15% BANs, 3/12/2015	$3,259,880
3,000,000		Allen County, OH, (Series 2008A) Daily VRDNs (Catholic Healthcare Partners)/(Bank of America N.A. LOC), 0.070%, 11/3/2014	3,000,000
8,329,000		Avon Lake, OH, 1.00% BANs, 7/14/2015	8,373,112
3,000,000		Avon, OH, (Series 2014), 1.00% BANs, 2/5/2015	3,004,708
2,000,000		Berea, OH, 0.75% BANs, 3/25/2015	2,003,929
1,900,000		Butler County, OH Hospital Facilities Authority, (Series O) Weekly VRDNs (Cincinnati Children's Hospital Medical Center)/(Fifth Third Bank, Cincinnati LOC), 0.150%, 11/7/2014	1,900,000
2,151,000		Cleveland Heights, OH, 1.00% BANs, 7/30/2015	2,162,131
100,000		Columbiana County, OH, (Series 1999) Weekly VRDNs (Butech, Inc.)/(Key Bank, N.A. LOC), 0.190%, 11/6/2014	100,000
13,490,000	[3,4]	Columbus, OH City School District, SPEARs (Series DBE-289) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.120%, 11/6/2014	13,490,000
3,040,000		Columbus, OH Regional Airport Authority Capital Funding Revenue, (Senior Series 2006) Weekly VRDNs (OASBO Expanded Asset Pooled Financing Program)/(U.S. Bank, N.A. LOC), 0.050%, 11/6/2014	3,040,000
5,355,000		Cuyahoga County, OH, (Series 2002) Weekly VRDNs (The Health Museum of Cleveland)/(PNC Bank, N.A. LOC), 0.060%, 11/6/2014	5,355,000
2,735,000		Cuyahoga Falls, OH, 1.00% BANs, 12/4/2014	2,736,845
1,300,000		Elyria, OH, 0.65% BANs, 6/2/2015	1,301,506
2,200,000		Evendale, OH, (Series 1985) Weekly VRDNs (SHV Real Estate, Inc.)/(GTD by Nucor Corp.), 0.220%, 11/5/2014	2,200,000
1,850,000		Fairfield Township, OH, 1.00% BANs, 6/4/2015	1,858,151
2,000,000		Franklin County, OH Hospital Facility Authority, (Series 2008F) Weekly VRDNs (Nationwide Children's Hospital)/(PNC Bank, N.A. LIQ), 0.050%, 11/6/2014	2,000,000
1,165,000	[3,4]	Franklin County, OH Hospital Facility Authority, Barclays Floater Certificates (Series 2011-21B) Weekly VRDNs (Ohiohealth Corp,)/(Barclays Bank PLC LIQ), 0.070%, 11/6/2014	1,165,000
5,000,000		Franklin County, OH Mortgage Revenue, (CHE Trinity Healthcare Credit Group) MVRENs, (Series 2013OH), 0.120%, 11/6/2014	5,000,000
9,920,000		Greene County, OH Hospital Facilities Revenue Authority, (Series 1999A) Weekly VRDNs (Med Health System)/(JPMorgan Chase Bank, N.A. LOC), 0.090%, 11/6/2014	9,920,000
1,148,000		Greene County, OH, 1.25% BANs, 6/11/2015	1,153,559
Annual Shareholder Report
2

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	Ohio—continued
$16,300,000	Hamilton County, OH Hospital Facilities Authority, (Series 2002A) Weekly VRDNs (The Elizabeth Gamble Deaconess Home Association)/(Northern Trust Co., Chicago, IL LOC), 0.060%, 11/5/2014	$16,300,000
2,480,000	Hamilton County, OH, (Series 2003) Weekly VRDNs (St. Xavier High School, Inc.)/(PNC Bank, N.A. LOC), 0.060%, 11/7/2014	2,480,000
365,000	Hamilton, OH MFH, (Series 2003B: Knollwood Crossing II Apartments) Weekly VRDNs (Pedcor Investments-2003-LIX LP)/(FHLB of Indianapolis LOC), 0.180%, 11/6/2014	365,000
5,420,000	Highland County, OH Joint Hospital District, (Series 2007) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 0.150%, 11/6/2014	5,420,000
1,750,000	Huber Heights, OH, 1.125% BANs, 6/3/2015	1,758,442
1,200,000	Huber Heights, OH, 1.50% BANs, 11/7/2014	1,200,245
1,300,000	Lake County, OH, (Series 1996) Weekly VRDNs (Apsco Properties Ltd.)/(FirstMerit Bank, N.A. LOC), 0.130%, 11/6/2014	1,300,000
900,000	Licking County, OH, 1.25% BANs, 6/2/2015	904,972
2,000,000	Lima, OH, 1.25% BANs, 3/17/2015	2,007,278
1,270,000	Lorain County, OH Port Authority, (Series 2008) Weekly VRDNs (St. Ignatius High School)/(U.S. Bank, N.A. LOC), 0.070%, 11/6/2014	1,270,000
8,305,000	Lorain County, OH Port Authority, IDRB (Series 1996) Weekly VRDNs (Brush Wellman, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.210%, 11/6/2014	8,305,000
465,000	Lorain County, OH Weekly VRDNs (Ohio Metallurgical Service, Inc.)/(FirstMerit Bank, N.A. LOC), 0.170%, 11/6/2014	465,000
3,120,000	Lorain, OH Port Authority, (Series 2008) Weekly VRDNs (Horizon Activities Center)/(Fifth Third Bank, Cincinnati LOC), 0.150%, 11/7/2014	3,120,000
3,800,000	Lyndhurst, OH, (Series 2002) Weekly VRDNs (Hawken School)/(PNC Bank, N.A. LOC), 0.070%, 11/6/2014	3,800,000
2,500,000	Mahoning County, OH IDA, (Series 1999) Weekly VRDNs (Modern Builders Supply, Inc.)/(PNC Bank, N.A. LOC), 0.130%, 11/6/2014	2,500,000
1,250,000	Marietta, OH, 1.25% BANs, 5/15/2015	1,253,978
2,950,000	Marion County, OH MFH, (Series 2006) Weekly VRDNs (Avalon Lakes)/(FHLB of Cincinnati LOC), 0.070%, 11/6/2014	2,950,000
2,650,000	Marysville, OH, 1.00% BANs, 8/26/2015	2,661,846
1,850,000	Marysville, OH, 1.25% BANs, 5/28/2015	1,859,451
2,200,000	Medina County, OH, (Series 1998) Weekly VRDNs (Mack Industries, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.200%, 11/6/2014	2,200,000
1,070,000	Miami County, OH, 1.00% BANs, 11/25/2014	1,070,490
2,000,000	Miami Township, OH, 1.00% BANs, 2/11/2015	2,003,615
2,925,000	Montgomery County, OH, (Series 2005) Weekly VRDNs (Kroger Co.)/(Bank of Nova Scotia, Toronto LOC), 0.100%, 11/6/2014	2,925,000
Annual Shareholder Report
3

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Ohio—continued
$4,040,000		Montgomery County, OH, (Series 2006A) Weekly VRDNs (Cambridge Commons Apartments)/(FHLB of Indianapolis LOC), 0.080%, 11/6/2014	$4,040,000
1,280,000		Newark, OH, 1.00% BANs, 7/23/2015	1,286,176
12,800,000	[3,4]	Nuveen Ohio Quality Income Municipal Fund, Weekly VRDPs (1,480M Series 1)/(Royal Bank of Canada LIQ), 0.140%, 11/6/2014	12,800,000
15,280,000		Ohio HFA, (Series J) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.070%, 11/5/2014	15,280,000
3,000,000		Ohio State Air Quality Development Authority, (Series 2001) Weekly VRDNs (Timken Co.)/(PNC Bank, N.A. LOC), 0.040%, 11/5/2014	3,000,000
10,240,000		Ohio State Higher Educational Facility Commission, (Series 2006A) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 0.140%, 11/6/2014	10,240,000
6,700,000		Ohio State Higher Educational Facility Commission, (Series 2008B) Weekly VRDNs (Otterbein College)/(JPMorgan Chase Bank, N.A. LOC), 0.070%, 11/6/2014	6,700,000
11,470,000		Ohio State Higher Educational Facility Commission, (Series B) Weekly VRDNs (FirstMerit Bank, N.A. LOC), 0.120%, 11/6/2014	11,470,000
18,000,000	[3,4]	Ohio State Higher Educational Facility Commission, Clipper Tax-Exempt Certificates Trust (Series 2009-50) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.050%, 11/6/2014	18,000,000
10,000,000		Ohio State University, (Series 2010E) Weekly VRDNs, 0.030%, 11/5/2014	10,000,000
3,000,000		Ohio Water Development Authority, (Series 2001) Weekly VRDNs (Timken Co.)/(Northern Trust Co., Chicago, IL LOC), 0.040%, 11/5/2014	3,000,000
2,620,000		Parma Heights, OH, (Series 2014-2), 1.00% BANs, 7/22/2015	2,631,263
1,755,000		Parma, OH, (Series 2008) Weekly VRDNs (Catholic Charites)/(Citizens Bank, N.A., Providence LOC), 0.190%, 11/7/2014	1,755,000
1,540,000		Parma, OH, 1.00% BANs, 7/30/2015	1,546,845
1,150,000		Pataskala, OH, (Series B), 1.50% BANs, 11/19/2014	1,150,638
1,295,000		Pataskala, OH, 1.65% BANs, 11/19/2014	1,295,866
1,830,000		Perrysburg, OH, 1.00% BANs, 10/29/2015	1,841,739
970,000		Pike County, OH Health Care Facilities, (Series A) Weekly VRDNs (National Church Residences)/(Bank of America N.A. LOC), 0.090%, 11/6/2014	970,000
1,750,000		Sharonville, OH, 1.00% BANs, 7/9/2015	1,757,752
280,000		Strongsville, OH Weekly VRDNs (Monarch Engraving, Inc.)/(FirstMerit Bank, N.A. LOC), 0.440%, 11/5/2014	280,000
1,070,000		Summit County, OH IDA, (Series 1998) Weekly VRDNs (Waldonia Investment)/(Key Bank, N.A. LOC), 0.190%, 11/5/2014	1,070,000
1,680,000		Summit County, OH IDA, (Series 2001) Weekly VRDNs (AESCO, Inc.)/(FirstMerit Bank, N.A. LOC), 0.130%, 11/6/2014	1,680,000
Annual Shareholder Report
4

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	Ohio—continued
$100,000	Summit County, OH IDA, Adjustable Rate IDRB's (Series 1996) Weekly VRDNs (Fomo Products, Inc.)/(FirstMerit Bank, N.A. LOC), 0.170%, 11/6/2014	$100,000
720,000	Summit County, OH IDA, Variable Rate IDRB's (Series 1998A) Weekly VRDNs (Wintek Ltd.)/(FirstMerit Bank, N.A. LOC), 0.170%, 11/6/2014	720,000
3,350,000	Tipp City, OH, (Series A), 1.00% BANs, 2/17/2015	3,356,908
1,375,000	Tipp City, OH, 1.00% BANs, 11/26/2014	1,375,561
5,000,000	Toledo-Lucas County, OH Port Authority Weekly VRDNs (Roman Catholic Diocese of Toledo)/(Fifth Third Bank, Cincinnati LOC), 0.150%, 11/7/2014	5,000,000
7,000,000	Toledo-Lucas County, OH Port Authority, (Series 2006) Weekly VRDNs (Van Deurzen Dairy LLC)/(Bank of America N.A. LOC), 0.180%, 11/6/2014	7,000,000
23,380,000	Williams County, OH, (Series 2008) Weekly VRDNs (Community Hospital and Wellness Centers)/(Fifth Third Bank, Cincinnati LOC), 0.150%, 11/7/2014	23,380,000
	TOTAL MUNICIPAL INVESTMENTS—99.9% (AT AMORTIZED COST)[5]	293,871,886
	OTHER ASSETS AND LIABILITIES - NET—0.1%[6]	283,424
	TOTAL NET ASSETS—100%	$294,155,310
Securities that are subject to the federal alternative minimum tax (AMT) represent 20.8% of the portfolio as calculated based upon total market value (percentage is unaudited).
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At October 31, 2014, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value (unaudited)

First Tier	Second Tier
98.7%	1.3%
2	Current rate and next reset date shown for Variable Rate Demand Instruments.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2014, these restricted securities amounted to $45,455,000, which represented 15.5% of total net assets.
Annual Shareholder Report
5

4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2014, these liquid restricted securities amounted to $45,455,000, which represented 15.5% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2014.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2014, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
The following acronyms are used throughout this portfolio:
BANs	—Bond Anticipation Notes
COL	—Collateralized
FHLB	—Federal Home Loan Bank
GNMA	—Government National Mortgage Association
GTD	—Guaranteed
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
IDRB	—Industrial Development Revenue Bond
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MFH	—Multi-Family Housing
MVRENs	—Municipal Variable Rate Exchangeable Notes
SPEARs	—Short Puttable Exempt Adjustable Receipts
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
6

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.001
Net realized gain on investments	0.000[1]	—	—	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.001
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.02%	0.02%	0.02%	0.06%
Ratios to Average Net Assets:
Net expenses	0.18%	0.22%	0.32%	0.46%	0.52%
Net investment income	0.01%	0.02%	0.02%	0.02%	0.06%
Expense waiver/reimbursement[3]	0.39%	0.33%	0.24%	0.12%	0.03%
Supplemental Data:
Net assets, end of period (000 omitted)	$229,753	$257,317	$289,835	$197,209	$255,738
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
7

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000[1]	—	—	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.02%	0.02%	0.02%	0.01%
Ratios to Average Net Assets:
Net expenses	0.18%	0.22%	0.31%	0.47%	0.58%
Net investment income	0.01%	0.02%	0.02%	0.02%	0.01%
Expense waiver/reimbursement[3]	0.64%	0.58%	0.50%	0.37%	0.22%
Supplemental Data:
Net assets, end of period (000 omitted)	$24,096	$44,654	$52,266	$62,332	$61,341
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
8

Financial Highlights–Cash II Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000[1]	—	—	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.02%	0.02%	0.02%	0.01%
Ratios to Average Net Assets:
Net expenses	0.18%	0.22%	0.31%	0.46%	0.58%
Net investment income	0.01%	0.02%	0.02%	0.02%	0.01%
Expense waiver/reimbursement[3]	0.94%	0.88%	0.80%	0.68%	0.52%
Supplemental Data:
Net assets, end of period (000 omitted)	$40,306	$38,365	$36,674	$37,145	$22,453
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
9

Statement of Assets and Liabilities
October 31, 2014
Assets:
Total investment in securities, at amortized cost and fair value		$293,871,886
Cash		15,483
Income receivable		317,703
Receivable for shares sold		1,968
TOTAL ASSETS		294,207,040
Liabilities:
Payable for shares redeemed	$1,878
Income distribution payable	1,814
Payable to adviser (Note 5)	3,291
Payable for transfer agent fee	8,917
Payable for Directors'/Trustees' fees (Note 5)	293
Payable for legal fees	2,114
Payable for portfolio accounting fees	14,591
Payable for share registration costs	16,588
Accrued expenses (Note 5)	2,244
TOTAL LIABILITIES		51,730
Net assets for 294,153,909 shares outstanding		$294,155,310
Net Assets Consist of:
Paid-in capital		$294,151,121
Accumulated net realized gain on investments		5,268
Distributions in excess of net investment income		(1,079)
TOTAL NET ASSETS		$294,155,310
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$229,752,852 ÷ 229,750,631 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$24,096,440 ÷ 24,096,751 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash II Shares:
$40,306,018 ÷ 40,306,527 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
10

Statement of Operations
Year Ended October 31, 2014
Investment Income:
Interest			$639,655
Expenses:
Investment adviser fee (Note 5)		$1,363,571
Administrative fee (Note 5)		266,449
Custodian fees		12,442
Transfer agent fee		50,894
Directors'/Trustees' fees (Note 5)		2,558
Auditing fees		19,600
Legal fees		21,461
Portfolio accounting fees		102,477
Distribution services fee (Note 5)		103,214
Other service fees (Note 2)		194,405
Share registration costs		68,910
Printing and postage		22,853
Miscellaneous (Note 5)		6,403
TOTAL EXPENSES		2,235,237
Waivers:
Waiver of investment adviser fee (Note 5)	$(1,332,984)
Waivers of other operating expenses (Notes 2 and 5)	(297,619)
TOTAL WAIVERS		(1,630,603)
Net expenses			604,634
Net investment income			35,021
Net realized gain on investments			5,268
Change in net assets resulting from operations			$40,289
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
11

Statement of Changes in Net Assets
Year Ended October 31	2014	2013
Increase (Decrease) in Net Assets
Operations:
Net investment income	$35,021	$75,986
Net realized gain on investments	5,268	—
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	40,289	75,986
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(26,276)	(57,448)
Service Shares	(4,325)	(9,437)
Cash II Shares	(3,438)	(8,895)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(34,039)	(75,780)
Share Transactions:
Proceeds from sale of shares	541,322,867	686,470,693
Net asset value of shares issued to shareholders in payment of distributions declared	9,887	22,191
Cost of shares redeemed	(587,519,283)	(724,932,960)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(46,186,529)	(38,440,076)
Change in net assets	(46,180,279)	(38,439,870)
Net Assets:
Beginning of period	340,335,589	378,775,459
End of period (including (distributions in excess of) net investment income of $(1,079) and $(2,061), respectively)	$294,155,310	$340,335,589
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
12

Notes to Financial Statements
October 31, 2014
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 33 portfolios. The financial statements included herein are only those of Federated Ohio Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Service Shares and Cash II Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The primary investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the state of Ohio and Ohio municipalities consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Annual Shareholder Report
13

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares, Service Shares and Cash II Shares may bear distribution services fees and other service fees unique to those classes.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Service Shares and Cash II Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the year ended October 31, 2014, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Waived by Unaffiliated Third Parties
Service Shares	$108,393	$(108,393)
Cash II Shares	86,012	(86,012)
TOTAL	$194,405	$(194,405)
For the year ended October 31, 2014, the Fund's Institutional Shares did not incur other service fees.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization
All premiums and discounts are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended October 31, 2014, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2014, tax years 2011 through 2014 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
Annual Shareholder Report
14

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended October 31	2014		2013
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	393,048,998	$393,048,998	475,021,099	$475,021,099
Shares issued to shareholders in payment of distributions declared	4,828	4,828	10,741	10,741
Shares redeemed	(420,622,941)	(420,622,941)	(507,549,713)	(507,549,713)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(27,569,115)	$(27,569,115)	(32,517,873)	$(32,517,873)
Annual Shareholder Report
15

Year Ended October 31	2014		2013
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	81,701,415	$81,701,415	102,396,782	$102,396,782
Shares issued to shareholders in payment of distributions declared	2,329	2,329	5,064	5,064
Shares redeemed	(102,261,584)	(102,261,584)	(110,014,561)	(110,014,561)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(20,557,840)	$(20,557,840)	(7,612,715)	$(7,612,715)

Year Ended October 31	2014		2013
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	66,572,454	$66,572,454	109,052,812	$109,052,812
Shares issued to shareholders in payment of distributions declared	2,730	2,730	6,386	6,386
Shares redeemed	(64,634,758)	(64,634,758)	(107,368,686)	(107,368,686)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	1,940,426	$1,940,426	1,690,512	$1,690,512
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(46,186,529)	$(46,186,529)	(38,440,076)	$(38,440,076)
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2014 and 2013 was as follows:
	2014	2013
Tax-exempt income	$34,039	$75,780
As of October 31, 2014, the components of distributable earnings on a tax basis were as follows:
Distributions in excess of tax-exempt income	$(1,079)
Undistributed long-term capital gains	$5,268
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2014, the Adviser voluntarily waived $1,332,984 of its fee.
Annual Shareholder Report
16

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2014, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Cash II Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.30% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2014, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Cash II Shares	$103,214	$(103,214)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Institutional Shares, Service Shares and Cash II Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.52%, 0.72% and 1.02% (the “Fee Limit”), respectively, up to but not including the later of (the
Annual Shareholder Report
17

“Termination Date”): (a) March 1, 2015; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended October 31, 2014, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $397,420,000 and $317,410,000, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. CONCENTRATION OF RISK
Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 2014, 64.9% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency, was 16.7% of total investments.
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of October 31, 2014, there were no outstanding loans. During the year ended October 31, 2014, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2014, there were no outstanding loans. During the year ended October 31, 2014, the program was not utilized.
Annual Shareholder Report
18

9. REGULATORY MATTERS
On July 23, 2014, the SEC voted to amend the rules under the Act which currently govern the operations of the Fund. A significant change resulting from these amendments will be a requirement that institutional prime funds (i.e. not retail as defined in the amendments) transact fund shares based on a market-based Net Asset Value (NAV). Other types of money market funds may continue to transact fund shares at an NAV calculated using the amortized cost valuation method. Among additional disclosure and other requirements, the amendments also will permit a money market fund, or, in certain circumstances, require a money market fund (other than a government money market fund which satisfies the requirements of the amended rules) to impose liquidity fees on redemptions, and permit a money market fund to limit (or gate) redemptions for up to 10 business days in any 90-day period. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016, two years after the effective date for the rule amendments. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Fund's operations, financial statements and accompanying notes.
10. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended October 31, 2014, 100% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.
Annual Shareholder Report
19

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF Trustees OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF federated OHIO MUNICIPAL CASH TRUST:
We have audited the accompanying statement of assets and liabilities of Federated Ohio Municipal Cash Trust (the “Fund”) (one of the portfolios constituting Money Market Obligations Trust), including the portfolio of investments, as of October 31, 2014, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2014, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Ohio Municipal Cash Trust, a portfolio of Money Market Obligations Trust, at October 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
December 23, 2014
Annual Shareholder Report
20

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2014 to October 31, 2014.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Annual Shareholder Report
21

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 5/1/2014	Ending Account Value 10/31/2014	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,000.10	$0.81[2]
Service Shares	$1,000	$1,000.10	$0.81[3]
Cash II Shares	$1,000	$1,000.10	$0.81[4]
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,024.40	$0.82[2]
Service Shares	$1,000	$1,024.40	$0.82[3]
Cash II Shares	$1,000	$1,024.40	$0.82[4]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.16%
Service Shares	0.16%
Cash II Shares	0.16%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Institutional Shares current Fee Limit of 0.52% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.62 and $2.65, respectively.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Service Shares current Fee Limit of 0.72% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $3.63 and $3.67, respectively.
4	Actual and Hypothetical expenses paid during the period utilizing the Fund's Cash II Shares current Fee Limit of 1.02% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $5.14 and $5.19, respectively.
Annual Shareholder Report
22

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2013, the Trust comprised 35 portfolio(s), and the Federated Fund Family consisted of 42 investment companies (comprising 135 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
Annual Shareholder Report
23

INDEPENDENT Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and CEO, The Collins Group, Inc. (a private equity firm).
Other Directorships Held: Chairman Emeriti, Bentley University; Director, Sterling Suffolk Downs, Inc.; Former Director, National Association of Printers and Lithographers.
Previous Positions: Director and Audit Committee Member, Bank of America Corp.
Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Associate General Secretary and Director, Office for Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law; Superior Court of Pennsylvania (service began 1998 and ended July 2009).
Other Directorships Held: Director, Consol Energy (service started June 2013); Director, Auberle (service ended December 2013); Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director, Ireland Institute of Pittsburgh (service ended December 2013); Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society (service ended December 2013); Director, Our Campaign for the Church Alive!, Inc.; Director, Pennsylvania Bar Institute (2013-present); Director, Cardinal Wuerl North Catholic High School (2013-present).
Previous Position: Professor of Law, Duquesne University School of Law, Pittsburgh (1983-1998).
Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: August 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Annual Shareholder Report
24

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
P. Jerome Richey Birth Date: February 23, 1949 Trustee Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; General Counsel, University of Pittsburgh.
Other Directorships Held: Board Chairman, Epilepsy Foundation of Western Pennsylvania; Board Member, World Affairs Council of Pittsburgh.
Previous Positions: Chief Legal Officer and Executive Vice President, CONSOL Energy Inc.; Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
Qualifications: Business management, legal and director experience.
Annual Shareholder Report
25

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Annual Shareholder Report
26

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Previous Positions: Served in Senior Management positions with a large regional banking organization.
Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Officer since: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of Federated's money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Officer since: May 2004	Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of Federated's tax-exempt, fixed-income products in 2004 and Chief Investment Officer of Federated's Tax-Free Money Markets in 2010. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson has received the Chartered Financial Analyst designation and holds an M.B.A. in Finance from the University of Pittsburgh.
Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Officer since: May 2004 Portfolio Manager since: March 1991	Principal Occupations: Jeff A. Kozemchak has been the Fund's Portfolio Manager since March 1991. He is Vice President of the Trust with respect to the Fund. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak has received the Chartered Financial Analyst designation and holds an M.S. in Industrial Administration from Carnegie Mellon University in 1987.
Annual Shareholder Report
27

Evaluation and Approval of Advisory Contract–May 2014
Federated Ohio Municipal Cash Trust (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2014 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to
Annual Shareholder Report
28

institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
Annual Shareholder Report
29

the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relative indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates to its peers. In this regard, the Board noted the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements and that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund in the context of the other factors considered relevant by the Board.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; and different portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
Annual Shareholder Report
30

The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Evaluation.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. In addition, following discussions regarding the Senior Officer's May 2013 recommendations, Federated made meaningful reductions to gross advisory fees for several funds. At the Board meeting in May 2014, the Senior Officer proposed, and the Board approved, reductions in the contractual advisory fees of certain other funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single
Annual Shareholder Report
31

change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
Annual Shareholder Report
32

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Annual Shareholder Report
33

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Annual Shareholder Report
34

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Ohio Municipal Cash Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N427
CUSIP 60934N393
CUSIP 60934N419
29369 (12/14)
Federated is a registered trademark of Federated Investors, Inc.
2014 ©Federated Investors, Inc.
Annual Shareholder Report
October 31, 2014
Share Class	Ticker
Institutional	PAMXX
Service	FPAXX
Cash Series	PACXX

Federated Pennsylvania Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At October 31, 2014, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	89.4%
Municipal Notes	8.1%
Commercial Paper	2.4%
Other Assets and Liabilities—Net[2]	0.1%
TOTAL	100.0%
At October 31, 2014, the Fund's effective maturity schedule3 was as follows:
Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	84.0%
8-30 Days	2.5%
31-90 Days	0.5%
91-180 Days	7.6%
181 Days or more	5.3%
Other Assets and Liabilities—Net[2]	0.1%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Annual Shareholder Report
1

Portfolio of Investments
October 31, 2014
Principal Amount		Value
	SHORT-TERM MUNICIPALS—99.9%[1,2]
	Pennsylvania—99.9%
$1,000,000	Abington Township, PA, 5.00% Bonds, 7/15/2015	$1,034,086
1,350,000	Allegheny County, PA Airport Authority, (Series A), 5.00% Bonds (Assured Guaranty Corp. INS), 1/1/2015	1,360,693
6,400,000	Allegheny County, PA HDA, (Series 1997) Weekly VRDNs (Dialysis Clinic, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.150%, 11/6/2014	6,400,000
3,900,000	Allegheny County, PA IDA, (Series 2008A) Weekly VRDNs (Vincentian Collaborative System)/(PNC Bank, N.A. LOC), 0.060%, 11/6/2014	3,900,000
1,115,000	Allegheny County, PA IDA, (Series of 2002) Weekly VRDNs (Carnegie Museums of Pittsburgh)/(Citizens Bank of Pennsylvania LOC), 0.100%, 11/6/2014	1,115,000
1,700,000	Bucks County, PA IDA, (Series 1985) Weekly VRDNs (SHV Real Estate, Inc.)/(GTD by Nucor Corp.), 0.220%, 11/5/2014	1,700,000
4,300,000	Bucks County, PA IDA, (Series B of 2008) Weekly VRDNs (Grand View Hospital)/(PNC Bank, N.A. LOC), 0.050%, 11/6/2014	4,300,000
6,815,000	Butler County, PA General Authority, (Series 2011A) Weekly VRDNs (North Allegheny, PA School District)/(PNC Bank, N.A. LIQ), 0.060%, 11/6/2014	6,815,000
3,000,000	Butler County, PA General Authority, (Series 2014) Weekly VRDNs (North Allegheny, PA School District)/(PNC Bank, N.A. LIQ), 0.050%, 11/6/2014	3,000,000
1,190,000	Butler County, PA IDA, IDRBs (Series 1997) Weekly VRDNs (Wise Business Forms, Inc.)/(Branch Banking & Trust Co. LOC), 0.130%, 11/7/2014	1,190,000
6,250,000	Chester County, PA IDA, (Series of 2001) Weekly VRDNs (Malvern Preparatory School)/(Citizens Bank of Pennsylvania LOC), 0.160%, 11/6/2014	6,250,000
5,375,000	Commonwealth of Pennsylvania, (First Series), 5.00% Bonds, 7/1/2015	5,549,272
285,000	Cumberland County, PA IDA, (Series 2001) Weekly VRDNs (Industrial Harness Co.)/(Wells Fargo Bank, N.A. LOC), 0.260%, 11/6/2014	285,000
1,925,000	Cumberland County, PA Municipal Authority, (Series 2008B) Weekly VRDNs (Presbyterian Homes Obligated Group)/(Bank of America N.A. LOC), 0.050%, 11/6/2014	1,925,000
14,535,000	Dallastown Area School District, PA, (Series of 2014) VRNs, 1.25%, 1/2/2015	14,595,802
4,840,000	Delaware County, PA Authority, (Series 2008) Weekly VRDNs (Eastern University)/(TD Bank, N.A. LOC), 0.060%, 11/6/2014	4,840,000
3,615,000	Delaware County, PA IDA, (Series 2013A) Weekly VRDNs (Covanta Energy Corp.)/(Bank of America N.A. LOC), 0.070%, 11/6/2014	3,615,000
1,000,000	Delaware River Joint Toll Bridge Commission, (Series 2005A), 5.50% Bonds, 7/1/2015	1,035,320
Annual Shareholder Report
2

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Pennsylvania—continued
$12,460,000		Erie County, PA Hospital Authority, (Series 2010B) Weekly VRDNs (St. Vincent Health System)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.070%, 11/6/2014	$12,460,000
3,965,000		Haverford Twp, PA School District, (Series 2009) Weekly VRDNs (TD Bank, N.A. LOC), 0.050%, 11/6/2014	3,965,000
1,425,000		Lancaster, PA IDA, (Series A of 2007) Weekly VRDNs (John F. Martin & Sons, Inc.)/(Fulton Bank, N.A. LOC), 0.900%, 11/6/2014	1,425,000
230,000		Lehigh County, PA IDA, (Series of 2000) Weekly VRDNs (P. R. E. USA, Inc./Suntuf 2000, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.260%, 11/6/2014	230,000
16,000,000		Montgomery County, PA IDA, (Series 2000) Weekly VRDNs (Lonza, Inc.)/(Landesbank Hessen-Thuringen LOC), 0.180%, 11/6/2014	16,000,000
8,335,000		Moon, PA IDA, (Series 2007: Providence Point Project) Weekly VRDNs (Baptist Homes, Inc.)/(Bank of Scotland, Edinburgh LOC), 0.070%, 11/6/2014	8,335,000
745,000		North Allegheny, PA School District, (Series A), 2.00% Bonds, 5/1/2015	751,602
8,300,000		North Penn, PA Water Authority, (Series 2008) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.050%, 11/6/2014	8,300,000
18,000,000	[3,4]	Nuveen Pennsylvania Investment Quality Municipal Fund, Weekly VRDPs (1125 Series 2)/(Citibank N.A. LIQ), 0.150%, 11/6/2014	18,000,000
2,590,000		Pennsylvania Economic Development Financing Authority, (2006 Series A1) Weekly VRDNs (Ellwood City Hospital (PA))/(PNC Bank, N.A. LOC), 0.070%, 11/6/2014	2,590,000
12,570,000		Pennsylvania EDFA, (Series 2006) Weekly VRDNs (AMC Delancey Traditions of Hershey Partners, L.P.)/(FHLB of Pittsburgh LOC), 0.070%, 11/6/2014	12,570,000
8,790,000		Pennsylvania EDFA, (Series 2007) Weekly VRDNs (Evergreen Community Power Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.200%, 11/7/2014	8,790,000
9,505,000	[3,4]	Pennsylvania EDFA, SPEARs (DBE-1259) Weekly VRDNs (Dauphin County, PA)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.110%, 11/6/2014	9,505,000
3,165,000		Pennsylvania HFA, (Series 2004-81C) Weekly VRDNs (Royal Bank of Canada, Montreal LIQ), 0.040%, 11/5/2014	3,165,000
2,870,000		Pennsylvania HFA, (Series 2008-O) Weekly VRDNs (Foxwood Manor Apartments)/(GTD by FHLMC), 0.050%, 11/6/2014	2,870,000
3,005,000	[3,4]	Pennsylvania HFA, MERLOTS (Series 2006-B13) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.110%, 11/5/2014	3,005,000
9,025,000	[3,4]	Pennsylvania HFA, MERLOTS (Series 2007-C50) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.110%, 11/5/2014	9,025,000
5,030,000		Pennsylvania State Higher Education Facilities Authority, (Series 2002 K1) Weekly VRDNs (University of Scranton)/(JPMorgan Chase Bank, N.A. LOC), 0.080%, 11/6/2014	5,030,000
Annual Shareholder Report
3

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Pennsylvania—continued
$15,000,000	[3,4]	Pennsylvania State Higher Education Facilities Authority, Joint Venture Interest Trust Receipts (JVI-1005) Weekly VRDNs (Thomas Jefferson University)/(GTD by Bank of America N.A.)/(Bank of America N.A. LIQ), 0.280%, 11/6/2014	$15,000,000
8,055,000	[3,4]	Pennsylvania State Turnpike Commission, SPEARs (DBE-1308) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.170%, 11/6/2014	8,055,000
6,560,000	[3,4]	Pennsylvania State Turnpike Commission, SPEARs (Series DBE 1312) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.130%, 11/6/2014	6,560,000
700,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority, (Series 2002-B) Daily VRDNs (Children's Hospital of Philadelphia)/(JPMorgan Chase Bank, N.A. LIQ), 0.070%, 11/3/2014	700,000
6,750,000		Philadelphia, PA School District, (Series F of 2010) Weekly VRDNs (Barclays Bank PLC LOC), 0.060%, 11/6/2014	6,750,000
5,890,000		Pittsburgh, PA, (Series B), 5.25% Bonds (Assured Guaranty Municipal Corp. INS), 9/1/2015	6,136,487
3,375,000		Ridley, PA School District, (Series of 2009) Weekly VRDNs (TD Bank, N.A. LOC), 0.050%, 11/6/2014	3,375,000
7,600,000		Southcentral PA, General Authority, (Series 2005) Weekly VRDNs (Hanover Lutheran Retirement Village, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.100%, 11/7/2014	7,600,000
6,000,000		Tioga County, PA IDA, (Series 2014C-1), 1.00% BANs (Mansfield Auxiliary Corporation Student Housing), 3/13/2015	6,015,674
3,650,000		University of Pittsburgh, (Series B-1 of 2014), 0.07% CP, Mandatory Tender 11/18/2014	3,650,000
3,000,000		University of Pittsburgh, (Series B-2 of 2014), 0.07% CP, Mandatory Tender 11/18/2014	3,000,000
8,795,000		Upper St. Clair Township, PA, (Series of 2008) Weekly VRDNs (Bank of New York Mellon LIQ), 0.060%, 11/6/2014	8,795,000
1,140,000		York County, PA IDA, (Series A of 2000) Weekly VRDNs (UL Holdings)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.250%, 11/7/2014	1,140,000
		TOTAL MUNICIPAL INVESTMENTS—99.9% (AT AMORTIZED COST)[5]	271,703,936
		OTHER ASSETS AND LIABILITIES - NET—0.1%[6]	307,993
		TOTAL NET ASSETS—100%	$272,011,929
Securities that are subject to the federal alternative minimum tax (AMT) represent 28.0% of the portfolio as calculated based upon total market value (percentage is unaudited).
Annual Shareholder Report
4

1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At October 31, 2014, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value (unaudited)

First Tier	Second Tier
96.1%	3.9%
2	Current rate and next reset date shown for Variable Rate Demand Instruments.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2014, these restricted securities amounted to $69,150,000, which represented 25.4% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2014, these liquid restricted securities amounted to $69,150,000, which represented 25.4% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2014.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2014, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
Annual Shareholder Report
5

The following acronyms are used throughout this portfolio:
BANs	—Bond Anticipation Notes
CP	—Commercial Paper
EDFA	—Economic Development Finance Authority
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
GTD	—Guaranteed
HDA	—Hospital Development Authority
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
IDRBs	—Industrial Development Revenue Bonds
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MERLOTS	—Municipal Exempt Receipts-Liquidity Optional Tender Series
SPEARs	—Short Puttable Exempt Adjustable Receipts
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
VRNs	—Variable Rate Notes
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
6

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000[1]	0.000[1]	—	—	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	—	—	(0.000)[1]	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.02%	0.02%	0.02%	0.03%	0.04%
Ratios to Average Net Assets:
Net expenses	0.12%	0.22%	0.34%	0.42%	0.46%
Net investment income	0.01%	0.02%	0.02%	0.03%	0.05%
Expense waiver/reimbursement[3]	0.45%	0.39%	0.25%	0.18%	0.13%
Supplemental Data:
Net assets, end of period (000 omitted)	$61,114	$79,413	$93,370	$93,679	$103,414
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
7

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000[1]	0.000[1]	—	—	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	—	—	(0.000)[1]	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.02%	0.02%	0.02%	0.02%	0.01%
Ratios to Average Net Assets:
Net expenses	0.12%	0.22%	0.34%	0.43%	0.50%
Net investment income	0.01%	0.02%	0.02%	0.02%	0.01%
Expense waiver/reimbursement[3]	0.71%	0.63%	0.50%	0.41%	0.34%
Supplemental Data:
Net assets, end of period (000 omitted)	$120,457	$120,509	$129,670	$173,450	$140,893
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
8

Financial Highlights–Cash Series Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31,	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000[1]	0.000[1]	—	—	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	—	—	(0.000)[1]	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.02%	0.02%	0.02%	0.02%	0.01%
Ratios to Average Net Assets:
Net expenses	0.12%	0.22%	0.34%	0.44%	0.49%
Net investment income	0.01%	0.02%	0.02%	0.02%	0.01%
Expense waiver/reimbursement[3]	1.11%	1.03%	0.90%	0.82%	0.75%
Supplemental Data:
Net assets, end of period (000 omitted)	$90,441	$108,681	$134,865	$67,514	$63,380
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
9

Statement of Assets and Liabilities
October 31, 2014
Assets:
Total investment in securities, at amortized cost and fair value		$271,703,936
Cash		96,985
Income receivable		260,227
Receivable for shares sold		47,103
TOTAL ASSETS		272,108,251
Liabilities:
Payable for shares redeemed	$41,654
Income distribution payable	1,349
Payable to adviser (Note 5)	7,547
Payable for transfer agent fee	3,968
Payable for Directors'/Trustees' fees (Note 5)	164
Payable for portfolio accounting fees	13,887
Payable for other service fees (Note 2)	4,088
Payable for share registration costs	20,688
Accrued expenses (Note 5)	2,977
TOTAL LIABILITIES		96,322
Net assets for 271,965,710 shares outstanding		$272,011,929
Net Assets Consist of:
Paid-in capital		$271,965,647
Accumulated net realized gain on investments		45,757
Undistributed net investment income		525
TOTAL NET ASSETS		$272,011,929
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$61,113,520 ÷ 61,103,398 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$120,457,248 ÷ 120,436,817 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash Series Shares:
$90,441,161 ÷ 90,425,495 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
10

Statement of Operations
Year Ended October 31, 2014
Investment Income:
Interest			$414,584
Expenses:
Investment adviser fee (Note 5)		$1,230,486
Administrative fee (Note 5)		240,443
Custodian fees		11,010
Transfer agent fee		59,211
Directors'/Trustees' fees (Note 5)		2,331
Auditing fees		19,600
Legal fees		21,583
Portfolio accounting fees		97,884
Distribution services fee (Note 5)		403,938
Other service fees (Note 2)		584,542
Share registration costs		66,865
Printing and postage		29,466
Miscellaneous (Note 5)		6,749
TOTAL EXPENSES		2,774,108
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 5)	$(1,230,486)
Waivers/reimbursement of other operating expenses (Notes 2 and 5)	(1,160,102)
TOTAL WAIVERS AND REIMBURSEMENT		(2,390,588)
Net expenses			383,520
Net investment income			31,064
Net realized gain on investments			46,240
Change in net assets resulting from operations			$77,304
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
11

Statement of Changes in Net Assets
Year Ended October 31	2014	2013
Increase (Decrease) in Net Assets
Operations:
Net investment income	$31,064	$62,378
Net realized gain on investments	46,240	20,214
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	77,304	82,592
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(7,351)	(16,248)
Service Shares	(13,282)	(27,810)
Cash Series Shares	(10,085)	(18,163)
Distributions from net realized gain on investments
Institutional Shares	(5,411)	—
Service Shares	(8,104)	—
Cash Series Shares	(6,701)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(50,934)	(62,221)
Share Transactions:
Proceeds from sale of shares	815,303,327	889,692,989
Net asset value of shares issued to shareholders in payment of distributions declared	26,425	31,486
Cost of shares redeemed	(851,946,980)	(939,047,297)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(36,617,228)	(49,322,822)
Change in net assets	(36,590,858)	(49,302,451)
Net Assets:
Beginning of period	308,602,787	357,905,238
End of period (including undistributed (distributions in excess of) net investment income of $525 and $(302), respectively)	$272,011,929	$308,602,787
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
12

Notes to Financial Statements
October 31, 2014
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 33 portfolios. The financial statements included herein are only those of Federated Pennsylvania Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Service Shares and Cash Series Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income taxes and the personal income tax imposed by the Commonwealth of Pennsylvania consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Annual Shareholder Report
13

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares, Service Shares and Cash Series Shares may bear distribution services fees and other service fees unique to those classes. For the year ended October 31, 2014, unaffiliated third parties waived $56,723 of transfer agent fees.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Service Shares and Cash Series Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the year ended October 31, 2014, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Waived by Unaffiliated Third Parties
Service Shares	$332,081	$(332,081)
Cash Series Shares	252,461	(252,461)
TOTAL	$584,542	$(584,542)
For the year ended October 31, 2014, the Fund's Institutional Shares did not incur other service fees.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization
All premiums and discounts are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended October 31, 2014, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2014, tax years 2011 through 2014 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
Annual Shareholder Report
14

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year ended October 31	2014		2013
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	227,567,200	$227,567,200	284,796,225	$284,796,225
Shares issued to shareholders in payment of distributions declared	467	467	793	793
Shares redeemed	(245,871,694)	(245,871,694)	(298,759,617)	(298,759,617)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(18,304,027)	$(18,304,027)	(13,962,599)	$(13,962,599)
Annual Shareholder Report
15

Year ended October 31	2014		2013
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	409,648,430	$409,648,430	380,368,132	$380,368,132
Shares issued to shareholders in payment of distributions declared	9,307	9,307	12,740	12,740
Shares redeemed	(409,722,063)	(409,722,063)	(389,550,289)	(389,550,289)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(64,326)	$(64,326)	(9,169,417)	$(9,169,417)

Year ended October 31	2014		2013
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	178,087,697	$178,087,697	224,528,632	$224,528,632
Shares issued to shareholders in payment of distributions declared	16,651	16,651	17,953	17,953
Shares redeemed	(196,353,223)	(196,353,223)	(250,737,391)	(250,737,391)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	(18,248,875)	$(18,248,875)	(26,190,806)	$(26,190,806)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(36,617,228)	$(36,617,228)	(49,322,822)	$(49,322,822)
4. FEDERAL TAX INFORMATION
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to a reclass between tax-exempt distributions and long-term capital gain distributions.
For the year ended October 31, 2014, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$481	$(481)
Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2014 and 2013, was as follows:
	2014	2013
Tax-exempt income	$30,718	$62,221
Long-term capital gains	$20,216	$—
Annual Shareholder Report
16

As of October 31, 2014, the components of distributable earnings on a tax basis were as follows:
Undistributed tax-exempt income	$525
Undistributed ordinary income	$4,340
Undistributed long-term capital gains	$41,417
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the year ended October 31, 2014, the Adviser voluntarily waived its entire fee of $1,230,486 and voluntarily reimbursed $114,899 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2014, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may
Annual Shareholder Report
17

incur distribution expenses at 0.40% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2014, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Cash Series Shares	$403,938	$(403,938)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Institutional Shares, Service Shares and Cash Series Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.46%, 0.66% and 1.06% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) March 1, 2015; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended October 31, 2014, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $354,575,000 and $388,555,000, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. CONCENTRATION OF RISK
Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 2014, 67.6% of the securities in the portfolio of
Annual Shareholder Report
18

investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 11.0% of total investments.
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of October 31, 2014, there were no outstanding loans. During the year ended October 31, 2014, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2014, there were no outstanding loans. During the year ended October 31, 2014, the program was not utilized.
9. REGULATORY MATTERS
On July 23, 2014, the SEC voted to amend the rules under the Act which currently govern the operations of the Fund. A significant change resulting from these amendments will be a requirement that institutional prime funds (i.e. not retail as defined in the amendments) transact fund shares based on a market-based Net Asset Value (NAV). Other types of money market funds may continue to transact fund shares at an NAV calculated using the amortized cost valuation method. Among additional disclosure and other requirements, the amendments also will permit a money market fund, or, in certain circumstances, require a money market fund (other than a government money market fund which satisfies the requirements of the amended rules) to impose liquidity fees on redemptions, and permit a money market fund to limit (or gate) redemptions for up to 10 business days in any 90-day period. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016, two years after the effective date for the rule amendments. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Fund's operations, financial statements and accompanying notes.
10. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended October 31, 2014, the amount of long-term capital gains designated by the Fund was $20,216.
For the year ended October 31, 2014, 100% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.
Annual Shareholder Report
19

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF Trustees OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF federated PENNSYLVANIA MUNICIPAL CASH TRUST:
We have audited the accompanying statement of assets and liabilities of Federated Pennsylvania Municipal Cash Trust (the “Fund”) (one of the portfolios constituting Money Market Obligations Trust), including the portfolio of investments, as of October 31, 2014, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2014, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Pennsylvania Municipal Cash Trust, a portfolio of Money Market Obligations Trust, at October 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
December 23, 2014
Annual Shareholder Report
20

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2014 to October 31, 2014.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 5/1/2014	Ending Account Value 10/31/2014	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,000.10	$0.60[2]
Service Shares	$1,000	$1,000.10	$0.60[3]
Cash Series Shares	$1,000	$1,000.10	$0.60[4]
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,024.60	$0.61[2]
Service Shares	$1,000	$1,024.60	$0.61[3]
Annual Shareholder Report
21

	Beginning Account Value 5/1/2014	Ending Account Value 10/31/2014	Expenses Paid During Period[1]
Cash Series Shares	$1,000	$1,024.60	$0.61[4]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.12%
Service Shares	0.12%
Cash Series Shares	0.12%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Institutional Shares current Fee Limit of 0.46% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.32 and $2.35, respectively.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Service Shares current Fee Limit of 0.66% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $3.33 and $3.36, respectively.
4	Actual and Hypothetical expenses paid during the period utilizing the Fund's Cash Series Shares current Fee Limit of 1.06% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $5.34 and $5.40, respectively.
Annual Shareholder Report
22

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2013, the Trust comprised 35 portfolio(s), and the Federated Fund Family consisted of 42 investment companies (comprising 135 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
Annual Shareholder Report
23

INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and CEO, The Collins Group, Inc. (a private equity firm).
Other Directorships Held: Chairman Emeriti, Bentley University; Director, Sterling Suffolk Downs, Inc.; Former Director, National Association of Printers and Lithographers.
Previous Positions: Director and Audit Committee Member, Bank of America Corp.
Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Associate General Secretary and Director, Office for Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law; Superior Court of Pennsylvania (service began 1998 and ended July 2009).
Other Directorships Held: Director, Consol Energy (service started June 2013); Director, Auberle (service ended December 2013); Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director, Ireland Institute of Pittsburgh (service ended December 2013); Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society (service ended December 2013); Director, Our Campaign for the Church Alive!, Inc.; Director, Pennsylvania Bar Institute (2013-present); Director, Cardinal Wuerl North Catholic High School (2013-present).
Previous Position: Professor of Law, Duquesne University School of Law, Pittsburgh (1983-1998).
Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: August 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Annual Shareholder Report
24

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
P. Jerome Richey Birth Date: February 23, 1949 Trustee Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; General Counsel, University of Pittsburgh.
Other Directorships Held: Board Chairman, Epilepsy Foundation of Western Pennsylvania; Board Member, World Affairs Council of Pittsburgh.
Previous Positions: Chief Legal Officer and Executive Vice President, CONSOL Energy Inc.; Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
Qualifications: Business management, legal and director experience.
Annual Shareholder Report
25

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Annual Shareholder Report
26

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Previous Positions: Served in Senior Management positions with a large regional banking organization.
Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Officer since: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of Federated's money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Officer since: May 2004	Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of Federated's tax-exempt, fixed-income products in 2004 and Chief Investment Officer of Federated's Tax-Free Money Markets in 2010. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson has received the Chartered Financial Analyst designation and holds an M.B.A. in Finance from the University of Pittsburgh.
Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Officer since: May 2004 Portfolio Manager since: November 1989	Principal Occupations: Jeff A. Kozemchak has been the Fund's Portfolio Manager since November 1989. He is Vice President of the Trust with respect to the Fund. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak has received the Chartered Financial Analyst designation and holds an M.S. in Industrial Administration from Carnegie Mellon University in 1987.
Annual Shareholder Report
27

Evaluation and Approval of Advisory Contract–May 2014
Federated Pennsylvania Municipal Cash Trust (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2014 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to
Annual Shareholder Report
28

institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
Annual Shareholder Report
29

the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relative indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted that the investment advisory fee was waived in its entirety and that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; and different portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
Annual Shareholder Report
30

The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Evaluation.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. In addition, following discussions regarding the Senior Officer's May 2013 recommendations, Federated made meaningful reductions to gross advisory fees for several funds. At the Board meeting in May 2014, the Senior Officer proposed, and the Board approved, reductions in the contractual advisory fees of certain other funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single
Annual Shareholder Report
31

change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
Annual Shareholder Report
32

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Annual Shareholder Report
33

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Annual Shareholder Report
34

Notes
[PAGE INTENTIONALLY LEFT BLANK]

Notes
[PAGE INTENTIONALLY LEFT BLANK]

Notes
[PAGE INTENTIONALLY LEFT BLANK]

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Pennsylvania Municipal Cash Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N534
CUSIP 60934N542
CUSIP 60934N526
29418 (12/14)
Federated is a registered trademark of Federated Investors, Inc.
2014 ©Federated Investors, Inc.
Annual Shareholder Report
October 31, 2014
Share Class	Ticker
Institutional	VAIXX
Service	VACXX
Cash Series	VCSXX

Federated Virginia Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At October 31, 2014, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	85.6%
Municipal Notes	13.7%
Commercial Paper	0.5%
Other Assets and Liabilities—Net[2]	0.2%
TOTAL	100.0%
At October 31, 2014, the Fund's effective maturity schedule3 was as follows:
Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	82.5%
8-30 Days	0.5%
31-90 Days	0.0%
91-180 Days	0.5%
181 Days or more	16.3%
Other Assets and Liabilities—Net[2]	0.2%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Annual Shareholder Report
1

Portfolio of Investments
October 31, 2014
Principal Amount			Value
		SHORT-TERM MUNICIPALS—99.8%[1,2]
		Virginia—93.2%
$5,500,000		Albemarle County, VA IDA, (Series 2007) Weekly VRDNs (Jefferson Scholars Foundation)/(SunTrust Bank LOC), 0.200%, 11/5/2014	$5,500,000
4,000,000		Alexandria, VA IDA, (Series 2000B) Weekly VRDNs (Institute for Defense Analyses)/(Branch Banking & Trust Co. LOC), 0.050%, 11/6/2014	4,000,000
1,995,000		Alexandria, VA IDA, (Series 2005) Weekly VRDNs (Institute for Defense Analyses)/(Branch Banking & Trust Co. LOC), 0.050%, 11/6/2014	1,995,000
2,305,000		Alexandria, VA, 5.00% Bonds, 6/15/2015	2,374,155
760,000		Arlington County, VA IDA, (Series 2000A) Weekly VRDNs (National Science Teachers Association)/(SunTrust Bank LOC), 0.200%, 11/5/2014	760,000
23,150,000		Arlington County, VA IDA, (Series 2005) Weekly VRDNs (Gates of Ballston Apartments)/(PNC Bank, N.A. LOC), 0.060%, 11/5/2014	23,150,000
6,150,000		Arlington County, VA IDA, (Series 2011A) Weekly VRDNs (Westover Apartments, LP)/(FHLMC LOC), 0.070%, 11/6/2014	6,150,000
8,900,000		Arlington County, VA Weekly VRDNs (Ballston Public Parking)/(PNC Bank, N.A. LOC), 0.050%, 11/4/2014	8,900,000
1,725,000		Arlington County, VA, (Series 2004B), 5.00% Bonds, 11/1/2014	1,725,000
4,275,000	[3]	Arlington, VA IDA, (Series 2010), 5.00% Bonds (Virginia Hospital Center Arlington Health System), 7/1/2015	4,404,985
810,000		Bedford County, VA IDA, (Series 1999) Weekly VRDNs (David R. Snowman and Carol J. Snowman)/(SunTrust Bank LOC), 0.210%, 11/5/2014	810,000
8,000,000		Botetourt County, VA IDA, (Series 2001) Weekly VRDNs (Altec Industries, Inc.)/(Bank of America N.A. LOC), 0.140%, 11/6/2014	8,000,000
10,000,000		Capital Beltway Funding Corporation, VA, (Series D) Weekly VRDNs (Bank of Nova Scotia, Toronto LOC), 0.060%, 11/6/2014	10,000,000
955,000		Chesapeake, VA, (Series A), 3.25% Bonds, 8/1/2015	976,924
4,400,000		Danville, VA IDA, (Series 1997) Weekly VRDNs (Diebold, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.300%, 11/6/2014	4,400,000
1,450,000		Fairfax County, VA EDA, (Series 1996) Weekly VRDNs (Fair Lakes D&K LP)/(Wells Fargo Bank, N.A. LOC), 0.210%, 11/5/2014	1,450,000
5,795,000		Fairfax County, VA EDA, (Series 2001) Weekly VRDNs (Young Men's Christian Association of Metropolitan Washington)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.100%, 11/7/2014	5,795,000
13,260,000		Fairfax County, VA IDA, (Inova Health System), MVRENs (Series 2012 C), 0.130%, 11/6/2014	13,260,000
5,705,000		Fairfax County, VA IDA, (Series 2005C-2) Weekly VRDNs (Inova Health System)/(Northern Trust Co., Chicago, IL LOC), 0.070%, 11/5/2014	5,705,000
Annual Shareholder Report
2

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Virginia—continued
$3,000,000		Fairfax County, VA IDA, (Series A-2) Weekly VRDNs (Inova Health System), 0.060%, 11/6/2014	$3,000,000
6,660,000	[3,4]	Fairfax County, VA IDA, ROCs (Series 11733) Weekly VRDNs (Inova Health System)/(Citibank NA, New York LIQ), 0.070%, 11/6/2014	6,660,000
6,985,000	[3,4]	Fairfax County, VA IDA, ROCs (Series 11772) Weekly VRDNs (Inova Health System)/(Citibank NA, New York LIQ), 0.050%, 11/6/2014	6,985,000
11,635,000	[3,4]	Fairfax County, VA Sewer Revenue Authority, Solar Eclipse (Series 2012-0001) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.050%, 11/6/2014	11,635,000
6,630,000		Fauquier County, VA IDA, (Series 2008) Weekly VRDNs (Wakefield School, Inc.)/(PNC Bank, N.A. LOC), 0.050%, 11/6/2014	6,630,000
1,950,000		Halifax, VA IDA, MMMs, PCR (Series 1992), 0.45% CP (Virginia Electric & Power Co.), Mandatory Tender 11/18/2014	1,950,000
9,300,000		Hampton, VA Redevelopment & Housing Authority, (Series 1998) Weekly VRDNs (Township Apartments)/(FNMA LOC), 0.040%, 11/5/2014	9,300,000
5,860,000		Hanover County, VA EDA, (Series 2008D-2) Weekly VRDNs (Bon Secours Health System)/(U.S. Bank, N.A. LOC), 0.040%, 11/5/2014	5,860,000
7,500,000		Harrisonburg, VA Redevelopment & Housing Authority, (Series 2001A: Huntington Village Apartments) Weekly VRDNs (Richfield Place Associates LP)/(FNMA LOC), 0.060%, 11/6/2014	7,500,000
9,950,000		Harrisonburg, VA Redevelopment & Housing Authority, (Series 2008) Weekly VRDNs (Woodman West Preservation, LP)/(FNMA LOC), 0.050%, 11/6/2014	9,950,000
1,355,000		Henrico County, VA EDA, (Series 2001) Weekly VRDNs (JAS-LCS LLC)/(Wells Fargo Bank, N.A. LOC), 0.210%, 11/6/2014	1,355,000
1,315,000		Henrico County, VA Water & Sewer System, 2.00% Bonds, 5/1/2015	1,326,790
12,240,000		King George County IDA, VA, (Series 1996) Weekly VRDNs (Garnet of Virginia, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.070%, 11/6/2014	12,240,000
6,000,000		Loudoun County, VA IDA Weekly VRDNs (Howard Hughes Medical Institute), 0.040%, 11/5/2014	6,000,000
2,965,000		Lynchburg, VA IDA, (Series 2004 B) Weekly VRDNs (Centra Health, Inc.)/(Branch Banking & Trust Co. LOC), 0.040%, 11/6/2014	2,965,000
8,000,000		Lynchburg, VA IDA, (Series 2004 C) Weekly VRDNs (Centra Health, Inc.)/(Branch Banking & Trust Co. LOC), 0.040%, 11/6/2014	8,000,000
8,180,000		Newport News, VA IDA, (Series 2004) Weekly VRDNs (CNU Warwick LLC)/(Bank of America N.A. LOC), 0.110%, 11/6/2014	8,180,000
2,000,000		Newport News, VA, (Series B), 5.25% Bonds, 7/1/2015	2,067,445
10,810,000		Norfolk, VA EDA, (Sentara Health Systems Obligation Group), MVRENs (Series 2010B) 7 Month Window, 0.170%, 11/6/2014	10,810,000
11,415,000		Norfolk, VA Redevelopment and Housing Authority, (Series 2005) Weekly VRDNs (E2F Student Housing I, LLC)/(Bank of America N.A. LOC), 0.120%, 11/6/2014	11,415,000
Annual Shareholder Report
3

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Virginia—continued
$15,935,000		Norfolk, VA Redevelopment and Housing Authority, (Series 2008) Daily VRDNs (Old Dominion University)/(Bank of America N.A. LOC), 0.080%, 11/3/2014	$15,935,000
4,900,000		Norfolk, VA, (Series 2007) Weekly VRDNs (Royal Bank of Canada, Montreal LIQ), 0.030%, 11/5/2014	4,900,000
20,000,000	[3,4]	Nuveen Virginia Premium Income Municipal Fund, (1280 Series 1) Weekly VRDPs (Toronto Dominion Bank LIQ), 0.150%, 11/6/2014	20,000,000
3,100,000		Portsmouth, VA IDA, (Series 2001A) Weekly VRDNs (Ocean Marine LLC)/(Wells Fargo Bank, N.A. LOC), 0.110%, 11/6/2014	3,100,000
3,000,000		Portsmouth, VA IDA, (Series 2001B) Weekly VRDNs (Ocean Marine LLC)/(Wells Fargo Bank, N.A. LOC), 0.110%, 11/6/2014	3,000,000
2,740,000		Salem, VA IDA, (Series 2008) Weekly VRDNs (Oak Park Apartments, L.P.)/(FNMA LOC), 0.050%, 11/6/2014	2,740,000
2,355,000		Staunton, VA IDA Weekly VRDNs (Specialty Blades, Inc.)/(SunTrust Bank LOC), 0.210%, 11/5/2014	2,355,000
10,000,000	[3,4]	Suffolk, VA EDA, Eagles (Series 2003-14), 0.13% TOBs (Sentara Health Systems Obligation Group)/(Citibank NA, New York LIQ), Mandatory Tender 11/6/2014	10,000,000
1,680,000		Sussex County, VA IDA, (Series 2007) Weekly VRDNs (McGill Environmental Systems, Inc.)/(Branch Banking & Trust Co. LOC), 0.110%, 11/6/2014	1,680,000
19,850,000		Tobacco Settlement Financing Corp., VA, Revenue Bonds, 5.625% Bonds (United States Treasury PRF 6/1/2015@100), 6/1/2037	20,476,876
4,745,000	[3,4]	Virginia Beach, VA, PUTTERs (Series 2667) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.060%, 11/6/2014	4,745,000
1,550,000		Virginia College Building Authority, (Series 2004) Weekly VRDNs (University of Richmond)/(U.S. Bank, N.A. LIQ), 0.050%, 11/5/2014	1,550,000
1,000,000		Virginia College Building Authority, (Series 2010B), 5.00% Bonds (Virginia State), 9/1/2015	1,040,060
2,000,000		Virginia College Building Authority, (Series A), 5.00% Bonds, 2/1/2015	2,024,214
1,430,000		Virginia Port Authority, (Series A), 5.00% Bonds, 7/1/2015	1,475,086
8,390,000		Virginia Small Business Financing Authority, (Series 2007) Weekly VRDNs (BleachTech LLC)/(PNC Bank, N.A. LOC), 0.070%, 11/6/2014	8,390,000
2,275,000		Virginia Small Business Financing Authority, (Series 2008) Daily VRDNs (Virginia State University Real Estate Foundation)/(Bank of America N.A. LOC), 0.080%, 11/3/2014	2,275,000
6,650,000	[3,4]	Virginia Small Business Financing Authority, PUTTERs (Series 3791Z) Weekly VRDNs (Sentara Health Systems Obligation Group)/(JPMorgan Chase Bank, N.A. LIQ), 0.060%, 11/6/2014	6,650,000
3,240,000	[3,4]	Virginia State Housing Development Authority, MERLOTS (Series 2006-B19) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.110%, 11/5/2014	3,240,000
6,285,000	[3,4]	Virginia State Housing Development Authority, MERLOTS (Series 2006-B20) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.110%, 11/5/2014	6,285,000
Annual Shareholder Report
4

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Virginia—continued
$2,030,000	[3,4]	Virginia State Housing Development Authority, MERLOTS (Series 2006-C3) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.110%, 11/5/2014	$2,030,000
7,035,000	[3,4]	Virginia State Housing Development Authority, Stage Trust (Series 2008-47C), 0.24% TOBs (Wells Fargo & Co. LIQ), Optional Tender 7/8/2015	7,035,000
		TOTAL	374,111,535
		District of Columbia—6.6%
15,930,000	[3,4]	Metropolitan Washington, DC Airports Authority, Eagles (Series 2012-0001) Weekly VRDNs (Citibank NA, New York LIQ), 0.120%, 11/6/2014	15,930,000
10,615,000	[3,4]	Metropolitan Washington, DC Airports Authority, SPEARs (Series DB-505) Weekly VRDNs (Deutsche Bank AG LIQ), 0.100%, 11/6/2014	10,615,000
		TOTAL	26,545,000
		TOTAL MUNICIPAL INVESTMENTS—99.8% (AT AMORTIZED COST)[5]	400,656,535
		OTHER ASSETS AND LIABILITIES - NET—0.2%[6]	812,175
		TOTAL NET ASSETS—100%	$401,468,710
Securities that are subject to the federal alternative minimum tax (AMT) represent 40.5% of the portfolio as calculated based upon total market value (percentage is unaudited).
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At October 31, 2014, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value (unaudited)

First Tier	Second Tier
97.2%	2.8%
2	Current rate and next reset date shown for Variable Rate Demand Instruments.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2014, these restricted securities amounted to $116,214,985, which represented 28.9% of total net assets.
Annual Shareholder Report
5

4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2014, these liquid restricted securities amounted to $111,810,000, which represented 27.9% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2014.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2014, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
The following acronyms are used throughout this portfolio:
CP	—Commercial Paper
EDA	—Economic Development Authority
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
IDA	—Industrial Development Authority
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MERLOTS	—Municipal Exempt Receipts Liquidity Optional Tender Series
MMMs	—Money Market Municipals
MVRENs	—Municipal Variable Rate Exchangeable Notes
PCR	—Pollution Control Revenue
PRF	—Prerefunded
PUTTERs	—Puttable Tax-Exempt Receipts
ROCs	—Reset Option Certificates
SPEARs	—Short Puttable Exempt Adjustable Receipts
TOBs	—Tender Option Bonds
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
6

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	—	0.000[1]	0.000[1]	0.000[1]	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	—	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.02%	0.01%	0.01%	0.02%
Ratios to Average Net Assets:
Net expenses	0.10%	0.16%	0.24%	0.29%	0.38%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.00%[3]
Expense waiver/reimbursement[4]	0.52%	0.45%	0.37%	0.31%	0.25%
Supplemental Data:
Net assets, end of period (000 omitted)	$50,867	$50,079	$63,746	$91,345	$92,532
1	Represents less than $0.001.
2	Based on net asset value.
3	Represents less than 0.01%.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
7

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	—	0.000[1]	0.000[1]	0.000[1]	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	—	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.02%	0.01%	0.01%	0.02%
Ratios to Average Net Assets:
Net expenses	0.10%	0.16%	0.24%	0.29%	0.38%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.00%[3]
Expense waiver/reimbursement[4]	0.77%	0.71%	0.62%	0.56%	0.50%
Supplemental Data:
Net assets, end of period (000 omitted)	$204,803	$229,563	$255,494	$300,278	$342,825
1	Represents less than $0.001.
2	Based on net asset value.
3	Represents less than 0.01%.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
8

Financial Highlights–Cash Series Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	—	0.000[1]	0.000[1]	0.000[1]	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	—	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.02%	0.01%	0.01%	0.02%
Ratios to Average Net Assets:
Net expenses	0.10%	0.16%	0.24%	0.30%	0.38%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.00%[3]
Expense waiver/reimbursement[4]	1.38%	1.31%	1.22%	1.16%	1.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$145,799	$126,265	$120,396	$118,051	$107,536
1	Represents less than $0.001.
2	Based on net asset value.
3	Represents less than 0.01%.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
9

Statement of Assets and Liabilities
October 31, 2014
Assets:
Total investment in securities, at amortized cost and fair value		$400,656,535
Cash		99,136
Income receivable		786,449
TOTAL ASSETS		401,542,120
Liabilities:
Payable for shares redeemed	$7,755
Income distribution payable	623
Payable to adviser (Note 5)	20,292
Payable for custodian fees	1,984
Payable for transfer agent fee	3,433
Payable for Directors'/Trustees' fees (Note 5)	259
Payable for portfolio accounting fees	14,472
Payable for other service fees (Note 2)	359
Payable for share registration costs	21,528
Accrued expenses (Note 5)	2,705
TOTAL LIABILITIES		73,410
Net assets for 401,469,631 shares outstanding		$401,468,710
Net Assets Consist of:
Paid-in capital		$401,469,198
Distributions in excess of net investment income		(488)
TOTAL NET ASSETS		$401,468,710
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$50,867,094 ÷ 50,867,222 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$204,803,031 ÷ 204,803,644 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash Series Shares:
$145,798,585 ÷ 145,798,765 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
10

Statement of Operations
Year Ended October 31, 2014
Investment Income:
Interest			$459,046
Expenses:
Investment adviser fee (Note 5)		$1,603,870
Administrative fee (Note 5)		313,416
Custodian fees		14,428
Transfer agent fee		320,432
Directors'/Trustees' fees (Note 5)		2,682
Auditing fees		19,600
Legal fees		22,930
Portfolio accounting fees		107,890
Distribution services fee (Note 5)		748,734
Other service fees (Note 2)		859,204
Share registration costs		63,489
Printing and postage		28,211
Miscellaneous (Note 5)		6,442
TOTAL EXPENSES		4,111,328
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 5)	$(1,603,870)
Waivers/reimbursement of other operating expenses (Notes 2 and 5)	(2,088,609)
TOTAL WAIVERS AND REIMBURSEMENT		(3,692,479)
Net expenses			418,849
Net investment income			$40,197
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
11

Statement of Changes in Net Assets
Year Ended October 31	2014	2013
Increase (Decrease) in Net Assets
Operations:
Net investment income	$40,197	$43,068
Net realized gain on investments	—	11,227
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	40,197	54,295
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(5,698)	(6,341)
Service Shares	(21,880)	(24,334)
Cash Series Shares	(12,482)	(12,290)
Distributions from net realized gain on investments
Institutional Shares	(1,467)	(3,754)
Service Shares	(6,435)	(13,680)
Cash Series Shares	(3,319)	(6,291)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(51,281)	(66,690)
Share Transactions:
Proceeds from sale of shares	721,978,593	789,584,950
Net asset value of shares issued to shareholders in payment of distributions declared	41,322	53,434
Cost of shares redeemed	(726,447,261)	(823,355,335)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(4,427,346)	(33,716,951)
Change in net assets	(4,438,430)	(33,729,346)
Net Assets:
Beginning of period	405,907,140	439,636,486
End of period (including (distributions in excess of) net investment income of $(488) and $(625), respectively)	$401,468,710	$405,907,140
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
12

Notes to Financial Statements
October 31, 2014
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 33 portfolios. The financial statements included herein are only those of Federated Virginia Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Service Shares and Cash Series Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax and income tax imposed by the Commonwealth of Virginia consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Annual Shareholder Report
13

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares, Service Shares and Cash Series Shares may bear distribution services fees and other service fees unique to those classes. For the year ended October 31, 2014, unaffiliated third parties waived $301,817 of transfer agent fees.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Service Shares and Cash Series Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the year ended October 31, 2014, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Waived by Unaffiliated Third Parties
Service Shares	$547,232	$(547,232)
Cash Series Shares	311,972	(311,971)
TOTAL	$859,204	$(859,204)
For the year ended October 31, 2014, the Fund's Institutional Shares did not incur other service fees.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization
All premiums and discounts are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended October 31, 2014, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2014, tax years 2011 through 2014 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
Annual Shareholder Report
14

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at October 31, 2014, is as follows:
Security	Acquisition Date	Cost	Market Value
Arlington, VA IDA, (Series 2010), 5.00% Bonds (Virginia Hospital Center Arlington Health System), 7/1/2015	6/26/2014	$4,471,052	$4,404,985
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended October 31	2014		2013
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	171,907,542	$171,907,542	207,724,109	$207,724,109
Shares issued to shareholders in payment of distributions declared	2,044	2,044	3,476	3,476
Shares redeemed	(171,120,362)	(171,120,362)	(221,392,396)	(221,392,396)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	789,224	$789,224	(13,664,811)	$(13,664,811)
Annual Shareholder Report
15

Year Ended October 31	2014		2013
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	304,082,908	$304,082,908	373,936,430	$373,936,430
Shares issued to shareholders in payment of distributions declared	23,522	23,522	31,434	31,434
Shares redeemed	(328,860,481)	(328,860,481)	(399,891,167)	(399,891,167)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(24,754,051)	$(24,754,051)	(25,923,303)	$(25,923,303)

Year Ended October 31	2014		2013
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	245,988,143	$245,988,143	207,924,411	$207,924,411
Shares issued to shareholders in payment of distributions declared	15,756	15,756	18,524	18,524
Shares redeemed	(226,466,418)	(226,466,418)	(202,071,772)	(202,071,772)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	19,537,481	$19,537,481	5,871,163	$5,871,163
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(4,427,346)	$(4,427,346)	(33,716,951)	$(33,716,951)
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2014 and 2013, was as follows:
	2014	2013
Tax-exempt income	$40,060	$42,965
Ordinary income[1]	$3,845	$ 5,500
Long-term capital gains	$7,376	$18,225
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of October 31, 2014, the components of distributable earnings on a tax basis were as follows:
Distributions in excess of tax-exempt income	$(488)
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the year ended October 31, 2014, the Adviser voluntarily waived its entire fee of $1,603,870 and voluntarily reimbursed $178,854 of other operating expenses.
Annual Shareholder Report
16

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2014, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.60% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2014, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Cash Series Shares	$748,734	$(748,734)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Institutional Shares, Service Shares and Cash Series Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.50%, 0.65% and 1.04% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) March 1, 2015; or (b) the date of the Fund's next effective
Annual Shareholder Report
17

Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended October 31, 2014, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $434,020,000 and $405,385,000, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. CONCENTRATION OF RISK
Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 2014, 55.2% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 11.8% of total investments.
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of October 31, 2014, there were no outstanding loans. During the year ended October 31, 2014, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2014, there were no outstanding loans. During the year ended October 31, 2014, the program was not utilized.
Annual Shareholder Report
18

9. REGULATORY MATTERS
On July 23, 2014, the SEC voted to amend the rules under the Act which currently govern the operations of the Fund. A significant change resulting from these amendments will be a requirement that institutional prime funds (i.e. not retail as defined in the amendments), transact fund shares based on a market-based Net Asset Value (NAV). Other types of money market funds may continue to transact fund shares at an NAV calculated using the amortized cost valuation method. Among additional disclosure and other requirements, the amendments also will permit a money market fund, or, in certain circumstances, require a money market fund (other than a government money market fund which satisfies the requirements of the amended rules) to impose liquidity fees on redemptions, and permit a money market fund to limit (or gate) redemptions for up to 10 business days in any 90-day period. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016, two years after the effective date for the rule amendments. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Fund's operations, financial statements and accompanying notes.
10. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended October 31, 2014, the amount of long-term capital gains designated by the Fund was $7,376.
For the year ended October 31, 2014, 100% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.
Annual Shareholder Report
19

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF Trustees OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF federated VIRGINIA mUNICIPAL CASH TRUST:
We have audited the accompanying statement of assets and liabilities of Federated Virginia Municipal Cash Trust (the “Fund”) (one of the portfolios constituting Money Market Obligations Trust), including the portfolio of investments, as of October 31, 2014, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2014, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Virginia Municipal Cash Trust, a portfolio of Money Market Obligations Trust, at October 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
December 23, 2014
Annual Shareholder Report
20

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2014 to October 31, 2014.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Annual Shareholder Report
21

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 5/1/2014	Ending Account Value 10/31/2014	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,000.10	$0.50[2]
Service Shares	$1,000	$1,000.10	$0.50[3]
Cash Series Shares	$1,000	$1,000.10	$0.50[4]
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,024.70	$0.51[2]
Service Shares	$1,000	$1,024.70	$0.51[3]
Cash Series Shares	$1,000	$1,024.70	$0.51[4]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.10%
Service Shares	0.10%
Cash Series Shares	0.10%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Institutional Shares current Fee Limit of 0.50% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.52 and $2.55, respectively.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Service Shares current Fee Limit of 0.65% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $3.28 and $3.31, respectively.
4	Actual and Hypothetical expenses paid during the period utilizing the Fund's Cash Series Shares current Fee Limit of 1.04% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $5.24 and $5.30, respectively.
Annual Shareholder Report
22

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2013, the Trust comprised 35 portfolio(s), and the Federated Fund Family consisted of 42 investment companies (comprising 135 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
Annual Shareholder Report
23

INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and CEO, The Collins Group, Inc. (a private equity firm).
Other Directorships Held: Chairman Emeriti, Bentley University; Director, Sterling Suffolk Downs, Inc.; Former Director, National Association of Printers and Lithographers.
Previous Positions: Director and Audit Committee Member, Bank of America Corp.
Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Associate General Secretary and Director, Office for Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law; Superior Court of Pennsylvania (service began 1998 and ended July 2009).
Other Directorships Held: Director, Consol Energy (service started June 2013); Director, Auberle (service ended December 2013); Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director, Ireland Institute of Pittsburgh (service ended December 2013); Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society (service ended December 2013); Director, Our Campaign for the Church Alive!, Inc.; Director, Pennsylvania Bar Institute (2013-present); Director, Cardinal Wuerl North Catholic High School (2013-present).
Previous Position: Professor of Law, Duquesne University School of Law, Pittsburgh (1983-1998).
Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: August 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Annual Shareholder Report
24

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
P. Jerome Richey Birth Date: February 23, 1949 Trustee Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; General Counsel, University of Pittsburgh.
Other Directorships Held: Board Chairman, Epilepsy Foundation of Western Pennsylvania; Board Member, World Affairs Council of Pittsburgh.
Previous Positions: Chief Legal Officer and Executive Vice President, CONSOL Energy Inc.; Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
Qualifications: Business management, legal and director experience.
Annual Shareholder Report
25

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Annual Shareholder Report
26

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Previous Positions: Served in Senior Management positions with a large regional banking organization.
Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Officer since: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of Federated's money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Officer since: May 2004	Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of Federated's tax-exempt, fixed-income products in 2004 and Chief Investment Officer of Federated's Tax-Free Money Markets in 2010. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson has received the Chartered Financial Analyst designation and holds an M.B.A. in Finance from the University of Pittsburgh.
Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Officer since: May 2004 Portfolio Manager since: August 1993	Principal Occupations: Jeff A. Kozemchak has been the Fund's Portfolio Manager since August 1993. He is Vice President of the Trust with respect to the Fund. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak has received the Chartered Financial Analyst designation and holds an M.S. in Industrial Administration from Carnegie Mellon University in 1987.
Annual Shareholder Report
27

Evaluation and Approval of Advisory Contract–May 2014
Federated Virginia Municipal Cash Trust (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2014 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to
Annual Shareholder Report
28

institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
Annual Shareholder Report
29

the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relative indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted that the investment advisory fee was waived in its entirety and that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; and different portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
Annual Shareholder Report
30

The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Evaluation.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. In addition, following discussions regarding the Senior Officer's May 2013 recommendations, Federated made meaningful reductions to gross advisory fees for several funds. At the Board meeting in May 2014, the Senior Officer proposed, and the Board approved, reductions in the contractual advisory fees of certain other funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single
Annual Shareholder Report
31

change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
Annual Shareholder Report
32

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Annual Shareholder Report
33

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Annual Shareholder Report
34

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Virginia Municipal Cash Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N252
CUSIP 60934N245
CUSIP 608919825
29509 (12/14)
Federated is a registered trademark of Federated Investors, Inc.
2014 ©Federated Investors, Inc.

Item 2. Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   Charles F. Mansfield, Jr., Thomas M. O'Neill and John S. Walsh.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2014 - $712,350

Fiscal year ended 2013 - $720,000

(b) Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2014 - $23,408

Fiscal year ended 2013 - $981

Fiscal year ended 2014- Audit consents issued for N-14 merger documents and Travel to Audit Committee Meetings. Fiscal year ended 2013- Travel to Audit Committee Meetings.

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $8,971 and $0 respectively. Fiscal year ended 2014- Audit consents issued for N-14 merger documents.

(c) Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2014 - $0

Fiscal year ended 2013 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d) All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2014 - $0

Fiscal year ended 2013 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

The Audit Committee has delegated pre-approval authority to its Chairman. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)	The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2)	Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant at the time of the engagement to be non-audit services; and

(3)	Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2014 – 0%

Fiscal year ended 2013 - 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2014 – 0%

Fiscal year ended 2013 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2014 – 0%

Fiscal year ended 2013 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:

Fiscal year ended 2014 - $126,835

Fiscal year ended 2013 - $106,244

(h) The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Money Market Obligations Trust

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date December 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date December 23, 2014

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date December 23, 2014